OMB Number:      3235-0570
                                       Expires:  October 31, 2006
                                       Estimated average burden
                                       hours per response    19.3

                           UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                            FORM N-CSR

      CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANIES


         Investment Company Act file number:   811-4000


                     Summit Mutual Funds, Inc.
        (Exact name of registrant as specified in charter)

         312 Elm Street, Suite 1212, Cincinnati, OH 45202
        (Address of principal executive offices)  Zip code)

                      John F. Labmeier, Esq.
             The Union Central Life Insurance Company
                         P.O. Box 40888
                     Cincinnati, Ohio 45240
               (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (513) 632-1600

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

ITEM 1.   REPORT TO STOCKHOLDERS

SUMMIT MUTUAL FUNDS

ANNUAL REPORT

SUMMIT PINNACLE SERIES

ZENITH PORTFOLIO
BOND PORTFOLIO
S&P 500 INDEX PORTFOLIO
S&P MIDCAP 400 INDEX PORTFOLIO
BALANCED INDEX PORTFOLIO
NASDAQ-100 INDEX PORTFOLIO
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
EAFE INTERNATIONAL INDEX PORTFOLIO
LEHMAN AGGREGATE BOND INDEX PORTFOLIO


DECEMBER 31, 2003

[SUMMIT MUTUAL FUNDS LOGO]

                      SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                ANNUAL REPORT - TABLE OF CONTENTS

Message from the President                                    1

Portfolio Managers' Reports and Financial Statements:
 Zenith Portfolio                                            2
 Bond Portfolio                                              7
 S&P 500 Index Portfolio                                    14
 S&P MidCap 400 Index Portfolio                             23
 Balanced Index Portfolio                                   32
 Nasdaq-100 Index Portfolio                                 42
 Russell 2000 Small Cap Index Portfolio                     48
 EAFE International Index Portfolio                         70
 Lehman Aggregate Bond Index Portfolio                      81

Notes to Financial Statements                               87

Independent Auditors' Report                                90


THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF CONTRACT OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS OF CONTRACTS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL FUNDS, INC.

                      SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                       MESSAGE FROM THE PRESIDENT

We are pleased to send you the 2003 Summit Mutual Funds Annual Report on the Pinnacle Series, a family of funds that supports the investment needs of your specific variable insurance product. We welcome new investors to Summit as we strive to help you reach your financial goals.

The past year began with equity investors continuing to endure a bear market that was nearly three years old and a heightened level of international uncertainty. By the end of the year the view had indeed changed. The ground war in Iraq ended quickly, consumer sentiment rebounded, corporate earnings recovered, inflationary pressures remained benign enough for the Federal Reserve to leave interest rates at historically low levels, and the gross domestic product grew at the fastest rate in twenty years.

Equity markets responded by staging a strong and broad-based rally. The S&P 500 Index advanced 28.7%, the S&P 400 MidCap Index returned 35.6% and the Russell 2000 Index soared by 47.3%. This pattern of "bigger is not necessarily better" has been repeated now for the last four years. Not since 1998 has the large cap S&P 500 Index bettered the returns of both the mid cap and small cap indices. In other market sectors, the NASDAQ-100 Index rebounded 49.5% after three years with over 30% losses. The international MSCI EAFE Index also gained 38.6%, helped by a weak U.S. dollar.

Fixed income markets ended 2003 close to where they began, but experienced significant volatility throughout the year. Rates on the 10 year U.S. Treasury Bond, that opened the year yielding just under 4%, fell to as low as 3.1% in June, and then rebounded back to 4.2% at year end after spiking as high as 4.6% in the 2003 third quarter. This generally low interest yield environment and the point-to-point rate stability contributed to the modest return of 4.1% for the Lehman Aggregate Bond Index in 2003.

"PROPER DIVERSIFICATION OF YOUR INVESTMENTS IS A CRITICAL
COMPONENT OF ACHIEVING YOUR LONG-TERM INVESTMENT GOALS"

The events of the year reinforce our message that the basic principles for investing remain unchanged, even when returns are positive. Our thoughts have always been to maintain the proper perspective, have realistic expectations, and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. Concepts such as asset allocation and portfolio rebalancing remain as important as ever. Proper diversification of your investments, both within and across asset sectors, (or specifically stocks, bonds and cash) is a critical component of achieving your long-term investment goals. With our broad range of funds, Summit Mutual Funds is able to provide the foundation of a diversified investment plan.

2003 HIGHLIGHTS:

- Summit's Zenith Portfolio, with a 2003 annual performance return of 35.6%, was ranked as a top performer by leading rating agencies.

- Summit continues to stress its "Core & More" asset allocation strategy for diversified investing in both index and actively managed funds.

- Our roster of variable insurance equity index funds available is one of the most robust in the industry and includes S&P
   500, S&P MidCap 400, Russell 2000 Small Cap, Nasdaq-100 and
   MSCI EAFE.

-  We introduced the Summit Lehman Aggregate Bond Index
   Portfolio, an index fund based on the Lehman Brothers
   Aggregate Bond Index in April 2003. This index measures the investment grade fixed income marketplace and represents an important addition to further diversify holdings.

Thank you for choosing Summit Funds during these difficult times for investors and for the trust that you have placed in us.

Best regards,

/s/ Steven R. Sutermeister

Steven R. Sutermeister
President

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
ZENITH PORTFOLIO

OBJECTIVE - Seeks long-term appreciation of capital by investing in common stocks and other equity securities with values that are, at present, not fully recognized by the market.

STRATEGY - The Summit Pinnacle Zenith Portfolio (the "Portfolio") will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

MANAGER'S COMMENTS:

The Portfolio's 2003 total return was +35.56% (before the impact of any product or contract-level fees) versus +30.03% for the Russell 1000 Value and +28.67% for the Standard & Poor's 500 Composite Stock (the "S&P 500 Index") Indices. After three negative return years in the equity indices, the gloom was pervasive beginning 2003. In 2002, every industry sector declined. Conversely, in 2003 every industry sector advanced. Of the 499 stocks included in the S&P 500 Index the entire year, 92% went up. That is the best performance in the 24 years that S&P has been tracking this statistic, exceeding the old record of 86% set in 1995.

Many of the driving factors of the dreadful equity market in 2002 started to reverse in 2003. In 2002, the economy showed very little growth, and in 2003 nascent growth led to robust growth. The Federal Reserve's persistent policy of low interest rates finally kick-started the economy and resuscitated corporate and consumer balance sheets. Equity valuations which looked inexpensive in 2002, looked very inexpensive in 2003 in the light of low interest rates and a reviving economy. These factors set the markets up for a recovery that started after the quick ground war in Iraq bolstered investor confidence.

The performance of the Portfolio was largely a turnaround from the carnage in 2002. Companies that did poorly in 2002 - Motorola, SPX, McDonald's, J.P. Morgan, and Merrill Lynch - rebounded smartly in 2003. Our retail sector positions of Target, Abercrombie and Fitch, and most especially Sears were also top performers when investors returned to the market.

For 2004, the Federal Reserve has hinted that inflation is no problem whatsoever; so raising interest rates do not appear imminent. The economy, which finished 2003 with GNP growth in excess of 8%, starts off on strong footing. Stock prices, which rebounded in 2003 to offset the decline in 2002, do not appear to be at unsustainable valuations. Investors who have been waiting for a market correction to add to mutual fund holdings will probably continue to come back to equities in 2004 and provide additional fuel to the market.

With this outlook, the Portfolio will continue to rotate out of sectors and equities which have had good advances and reinvest into equities that have been out of favor. Two sectors that the Portfolio has emphasized are the energy and health care sectors. Their underperformance and ability to outperform when the dollar is weaker lead us to have a positive bias towards them.

                                    FUND DATA

     Manager:                                 James McGlynn
     Inception Date:                          August 15, 1984
     Total Net Assets:                        $47.10 Million
     Number of Holdings:                      56
     Median Cap Size:                         $28.66 Billion
     Average Price-to-book Ratio:             2.45x
     Dividend Yield:                          2.37%
     Average Price-to-earnings Ratio:
     Summit Pinnacle Zenith Portfolio         17.3x
     S&P 500 Index                            21.5x

[CHART]

         COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

Summit Zenith Portfolio - Average Annual Total Return

1-YEAR                       5-YEAR                    10-YEAR
35.56%                       7.58%                      9.18%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Separate account expenses are not included.


            SUMMIT ZENITH         RUSSELL 1000      RUSSELL 2000
              PORTFOLIO           VALUE INDEX          INDEX
Dec-93        $10,000               $ 10,000           $10,000
Jan-94        $12,878               $ 10,378           $10,307
Feb-94        $12,827               $ 10,023           $10,268
Mar-94        $12,471               $  9,651           $ 9,709
Apr-94        $12,640               $  9,836           $ 9,766
May-94        $12,719               $  9,949           $ 9,640
Jun-94        $12,496               $  9,711           $ 9,292
Jul-94        $12,621               $ 10,013           $ 9,438
Aug-94        $13,218               $ 10,300           $ 9,951
Sep-94        $13,066               $  9,959           $ 9,904
Oct-94        $13,147               $ 10,097           $ 9,862
Nov-94        $12,735               $  9,689           $ 9,445
Dec-94        $12,835               $  9,801           $ 9,682
Jan-95        $12,969               $ 10,103           $ 9,546
Feb-95        $13,400               $ 10,502           $ 9,922
Mar-95        $13,605               $ 10,733           $10,084
Apr-95        $13,926               $ 11,072           $10,293
May-95        $14,267               $ 11,538           $10,451
Jun-95        $14,589               $ 11,694           $10,968
Jul-95        $15,010               $ 12,101           $11,591
Aug-95        $15,373               $ 12,272           $11,807
Sep-95        $15,686               $ 12,716           $12,003
Oct-95        $15,254               $ 12,590           $11,456
Nov-95        $15,764               $ 13,227           $11,933
Dec-95        $16,295               $ 13,560           $12,219
Jan-96        $16,453               $ 13,982           $12,196
Feb-96        $16,916               $ 14,088           $12,565
Mar-96        $17,393               $ 14,328           $12,791
Apr-96        $17,898               $ 14,383           $13,468
May-96        $18,394               $ 14,562           $13,993
Jun-96        $18,260               $ 14,574           $13,404
Jul-96        $17,307               $ 14,024           $12,220
Aug-96        $18,074               $ 14,425           $12,912
Sep-96        $18,468               $ 14,998           $13,395
Oct-96        $18,999               $ 15,578           $13,170
Nov-96        $19,675               $ 16,707           $13,694
Dec-96        $20,291               $ 16,494           $14,023
Jan-97        $20,823               $ 17,294           $14,287
Feb-97        $20,614               $ 17,548           $13,924
Mar-97        $19,853               $ 16,917           $13,247
Apr-97        $19,722               $ 17,627           $13,264
May-97        $21,235               $ 18,612           $14,724
Jun-97        $21,974               $ 19,411           $15,328
Jul-97        $22,943               $ 20,871           $16,028
Aug-97        $23,373               $ 20,127           $16,375
Sep-97        $25,025               $ 21,344           $17,550
Oct-97        $24,330               $ 20,747           $16,755
Nov-97        $24,210               $ 21,665           $16,626
Dec-97        $24,462               $ 22,297           $16,900
Jan-98        $23,933               $ 21,982           $16,631
Feb-98        $25,063               $ 23,461           $17,859
Mar-98        $26,784               $ 24,896           $18,588
Apr-98        $27,237               $ 25,063           $18,674
May-98        $25,959               $ 24,691           $17,658
Jun-98        $25,246               $ 25,008           $17,688
Jul-98        $23,330               $ 24,566           $16,232
Aug-98        $18,697               $ 20,910           $13,069
Sep-98        $19,521               $ 22,111           $14,060
Oct-98        $20,187               $ 23,823           $14,624
Nov-98        $20,534               $ 24,933           $15,381
Dec-98        $20,717               $ 25,782           $16,334
Jan-99        $20,522               $ 25,988           $16,551
Feb-99        $18,922               $ 25,621           $15,210
Mar-99        $19,242               $ 26,151           $15,448
Apr-99        $20,976               $ 28,594           $16,832
May-99        $20,959               $ 28,280           $17,077
Jun-99        $21,927               $ 29,101           $17,849
Jul-99        $21,944               $ 28,248           $17,360
Aug-99        $21,560               $ 27,200           $16,718
Sep-99        $20,975               $ 26,250           $16,721
Oct-99        $20,992               $ 27,760           $16,790
Nov-99        $21,426               $ 27,543           $17,792
Dec-99        $21,141               $ 27,676           $19,806
Jan-00        $20,638               $ 26,774           $19,485
Feb-00        $19,551               $ 24,784           $22,704
Mar-00        $22,510               $ 27,808           $21,210
Apr-00        $22,089               $ 27,485           $22,178
May-00        $22,871               $ 27,774           $20,885
Jun-00        $22,378               $ 26,505           $22,710
Jul-00        $22,191               $ 26,837           $21,999
Aug-00        $23,279               $ 28,330           $23,667
Sep-00        $23,500               $ 28,590           $22,966
Oct-00        $24,538               $ 29,292           $21,942
Nov-00        $24,265               $ 28,204           $19,691
Dec-00        $25,747               $ 29,617           $21,392
Jan-01        $26,820               $ 29,731           $22,504
Feb-01        $26,444               $ 28,905           $21,030
Mar-01        $25,726               $ 27,884           $20,002
Apr-01        $27,368               $ 29,251           $21,566
May-01        $28,238               $ 29,909           $22,096
Jun-01        $27,929               $ 29,245           $22,859
Jul-01        $28,324               $ 29,183           $21,622
Aug-01        $27,156               $ 28,013           $20,924
Sep-01        $25,832               $ 26,041           $18,107
Oct-01        $26,296               $ 25,817           $19,167
Nov-01        $27,741               $ 27,317           $20,650
Dec-01        $28,641               $ 27,962           $21,924
Jan-02        $28,433               $ 27,746           $21,696
Feb-02        $28,797               $ 27,791           $21,102
Mar-02        $29,826               $ 29,105           $22,796
Apr-02        $28,438               $ 28,107           $23,004
May-02        $28,275               $ 28,247           $21,982
Jun-02        $26,005               $ 26,626           $20,892
Jul-02        $23,015               $ 24,150           $17,737
Aug-02        $23,373               $ 24,331           $17,693
Sep-02        $20,557               $ 21,625           $16,423
Oct-02        $21,701               $ 23,228           $16,950
Nov-02        $23,735               $ 24,691           $18,462
Dec-02        $22,026               $ 23,620           $17,433
Jan-03        $21,487               $ 23,048           $16,950
Feb-03        $21,188               $ 22,433           $16,439
Mar-03        $21,340               $ 22,471           $16,651
Apr-03        $23,525               $ 24,448           $18,229
May-03        $25,114               $ 26,028           $20,185
Jun-03        $25,898               $ 26,353           $20,550
Jul-03        $26,094               $ 26,746           $21,837
Aug-03        $26,371               $ 27,163           $22,837
Sep-03        $26,309               $ 26,897           $22,415
Oct-03        $27,647               $ 28,543           $24,297
Nov-03        $28,013               $ 28,931           $25,160
Dec-03        $29,858               $ 30,713           $25,671

                    TOP 10 EQUITY HOLDINGS

                                               (% OF NET ASSETS)
                                               -----------------
DuPont (E.I.)                                          2.55%
Verizon Communications                                 2.54%
Freddie Mac                                            2.54%
Conagra Foods Inc.                                     2.54%
Sony Corp.                                             2.48%
Wells Fargo                                            2.45%
St. Paul Cos.                                          2.42%
Bristol-Meyers Squibb                                  2.32%
Sara Lee Corp.                                         2.31%
SBC Communications Inc.                                2.27%

[CHART]

                SECTOR ALLOCATIONS

Transportation                                              4.1%
Financials                                                 25.2%
Utilities                                                  13.8%
Consumer Discretionary                                      8.3%
Energy                                                     11.2%
Consumer Non-Durable                                        6.7%
Health Care                                                10.0%
Industrials                                                 5.8%
Technology                                                  8.7%
Materials                                                   3.7%
Short-Term & Other                                          2.5%

                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
ZENITH PORTFOLIO                            FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                        YEAR ENDED DECEMBER 31,
 --------------------------------------------------------------
                             2003      2002      2001      2000       1999
                            ------    ------    ------    ------     ------
Net asset value,
 beginning of period        $59.67    $82.75    $75.60    $63.10     $74.45
                            ------    ------    ------    ------     ------
Investment Activities:
 Net investment
 income/(loss)                1.17      1.11      1.40      1.15       0.50
 Net realized and
 unrealized gains/
 (losses)                    20.01    (18.92)     7.05     12.40      (0.25)
                            ------    ------    ------    ------     ------
Total from Investment
 Activities                  21.18    (17.81)     8.45     13.55       0.25
                            ------    ------    ------    ------     ------
DISTRIBUTIONS:
Net investment income        (0.09)    (1.39)    (1.30)    (1.05)     (0.60)
Return of capital               --     (3.88)       --        --         --
Net realized gains              --        --        --        --     (11.00)
                            ------    ------    ------    ------     ------
Total Distributions          (0.09)    (5.27)    (1.30)    (1.05)    (11.60)
                            ------    ------    ------    ------     ------
Net asset value,
 end of period              $80.76    $59.67    $82.75    $75.60     $63.10
                            ======    ======    ======    ======     ======
Total return                 35.56%   -23.10%    11.24%    21.79%      2.05%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to
 average net assets
 - net (1)                    0.93%     0.93%     0.81%     0.73%      0.69%
Ratio of expenses
 to average net
 assets - gross               0.93%     0.93%     0.83%     0.77%      0.69%
Ratio of net
 investment income/
 (loss) to average
 net assets                   1.68%     1.52%     1.74%     1.47%      0.67%
Portfolio turnover rate      71.70%    56.53%   102.03%    81.95%     86.47%
Net assets,
 end of period (000's)     $47,104   $38,218   $54,562   $50,485   $124,444


(1) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES
    WAIVED AND/OR REIMBURSED BY THE ADVISER.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
SCHEDULE OF INVESTMENTS                         ZENITH PORTFOLIO

DECEMBER 31, 2003

                                      SHARES            VALUE
                                  -------------------------------
COMMON STOCKS - 97.46%
CONSUMER DISCRETIONARY - 8.33%
  Time Warner Inc.*                      51,500       $  926,485
  Knight-Ridder Inc.                     11,700          905,229
  McDonald's Corp.                       24,600          610,818
  Sony Corp.                             33,700        1,168,379
  Target Corp.                            8,100          311,040
                                                    ------------
                                                       3,921,951
                                                    -------------
CONSUMER NON-DURABLE - 6.68%
  Altria Group Inc.                      15,900          865,278
  Conagra Foods Inc.                     45,300        1,195,467
  Sara Lee Corp.                         50,100        1,087,671
                                                    ------------
                                                       3,148,416
                                                    ------------
ENERGY - 11.16%
  Anadarko Petroleum                     17,400          887,574
  ChevronTexaco Corp.                    10,419          900,097
  ConocoPhillips                         13,571          889,850
  Devon Energy Corp                      15,400          881,804
  Nabors Industries Ltd.*                 9,200          381,800
  Unocal Corp.                           20,700          762,381
  Weatherford International Ltd.*        15,400          554,400
                                                    ------------
                                                       5,257,906
                                                    ------------
FINANCIALS - 25.18%
  Alliance Capital Holdings*             27,300          921,375
  American Express                       14,000          675,220
  Banc One Corp                          23,200        1,057,688
  Bank of America Corp.                   8,100          651,483
  Citigroup Inc.                         19,100          927,114
  Freddie Mac                            20,500        1,195,560
  J.P. Morgan Chase & Co.                15,850          582,171
  KeyCorp                                33,100          970,492
  Lincoln National                       22,800          920,436
  Marsh & McLennan Co.                   17,600          842,864
  Merrill Lynch                           6,000          351,900
  St. Paul Cos.                          28,700        1,137,955
  Sun Trust Banks, Inc.                   6,600          471,900
  Wells Fargo                            19,600        1,154,244
                                                    ------------
                                                      11,860,402
                                                    ------------
HEALTH CARE - 10.05%
  AmerisourceBergen Corp.                13,900          780,485
  Baxter International Inc.              32,600          994,952
  Bristol-Meyers Squibb                  38,200        1,092,520
  Johnson & Johnson Co.*                  7,300          377,118
  Merck & Co.                            22,200        1,025,640
  The Healthcare Co.                     10,800          463,968
                                                    ------------
                                                       4,734,683
                                                    ------------
INDUSTRIALS - 5.80%
  General Dynamics                        9,900     $894,861
  General Electric                       30,800          954,184
  SPX Corp.*                             15,000          882,150
                                                    ------------
                                                       2,731,195
                                                    ------------
MATERIALS - 3.66%
  Dow Chemical                           12,500          519,625
  Du Pont (E.I.)                         26,200        1,202,318
                                                    ------------
                                                       1,721,943
                                                    ------------
TECHNOLOGY - 8.70%
  Hewlett-Packard                        28,500          654,645
  International Business Machines         8,300          769,244
  Microsoft Corp.                        34,200          941,868
  Motorola Inc.                          38,900          547,323
  Nokia Corp                             36,300          617,100
  Sun Microsystems Inc.*                126,600          568,434
                                                    ------------
                                                       4,098,614
                                                    ------------
TRANSPORTATION - 4.13%
  CSX Corp.                              18,100          650,515
  Norfolk Southern Co.                   28,300          669,295
  Union Pacific Corp.                     9,000          625,320
                                                    ------------
                                                       1,945,130
                                                    ------------
UTILITIES - 13.77%
  ALLTEL Corp.                           22,100        1,029,418
  Ameren Corporation                     19,300          887,800
  Comcast Corporation*                   22,600          706,928
  Cinergy Corporation                    18,000          698,580
  SBC Communications Inc                 41,000        1,068,870
  Southern Co.                           29,700          898,425
  Verizon Communications                 34,100        1,196,228
                                                    ------------
                                                       6,486,249
                                                    ------------
    Total Common Stocks
      (cost $41,198,029)                              45,906,489
                                                    ------------
SHORT-TERM INVESTMENTS - 2.49%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 2.49%                     1,175,153        1,175,153
                                                    ------------
    Total Short-Term Investments
      (cost $1,175,153)                                1,175,153
                                                    ------------
TOTAL INVESTMENTS - 99.95%
  (cost $42,373,182)(1)                               47,081,642
                                                    ------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 1.92%                                     903,750
                                                    ------------
OTHER ASSETS AND LIABILITIES - (1.87%)                  (881,044)
                                                    ------------
TOTAL NET ASSETS - 100.00%                          $ 47,104,348
                                                    ============

*   Non-income producing

(1) For federal income tax purposes, cost is $42,420,458 and gross unrealized appreciation and depreciation of securities as of December 31, 2003 was $5,666,726 and ($1,005,542),
    respectively, with a net appreciation / depreciation of $4,661,184.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $882,150, $903,750, and $0, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
ZENITH PORTFOLIO                           FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS
   Investments in securities, at value               $47,081,642
   Cash                                                      354
   Collateral for securities loaned,
      at fair value                                      903,750
   Receivables:
      Shares sold                                          9,577
      Interest and dividends                             109,649
   Prepaid expenses and other                              2,972
                                                     -----------
                                                      48,107,944
                                                     -----------
LIABILITIES
   Payables:
      Investment securities purchased                     37,889
      Shares redeemed                                      5,530
      Payable upon return of securities loaned           903,750
      Advisory fees                                       24,842
      Administration expenses                              3,882
      Directors' fees                                      1,535
      Custodian fees                                       1,796
      Fund accounting fees                                 5,367
      Professional fees                                   13,071
      Other accrued expenses                               5,934
                                                     -----------
                                                       1,003,596
                                                     -----------
NET ASSETS*
   Paid-in capital                                    43,895,110
   Accumulated undistributed net
      investment income                                  628,526
   Accumulated net realized gain / (loss)
      on investments and futures contracts            (2,127,748)
   Net unrealized appreciation / (depreciation)
      on investments                                   4,708,460
                                                     -----------
                                                     $47,104,348
                                                     ===========

Shares authorized ($.10 par value)                    40,000,000

Shares outstanding                                       583,290

Net asset value, offering and
   redemption price per share                        $     80.76

Investments at cost                                  $42,373,182

*FEDERAL TAX DATA
   Undistributed ordinary income                     $   628,526
   Unrealized appreciation                           $ 4,661,184

     CAPITAL LOSS CARRYFORWARD EXPIRING DECEMBER 31,:
---------------------------------------------------------
    2007         2008     2009       2010        2011
------------    ------   ------   ----------    ------
$ (1,220,837)   $ --     $ --     $ (859,633)   $ --

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
   Interest                                          $     7,822
   Dividends                                           1,054,297
   Foreign dividend taxes withheld                          (269)
   Other income                                            1,547
                                                     -----------
                                                       1,063,397
                                                     -----------
EXPENSES
   Advisory fees                                         260,120
   Administration expenses                                40,644
   Custodian fees and expenses                             2,880
   Fund accounting fees                                   30,927
   Professional fees                                      16,682
   Directors' fees                                         5,008
   Transfer agent fees                                     7,231
   Other expenses                                         15,523
                                                     -----------
                                                         379,015
                                                     -----------
                                                         379,015
                                                     -----------
NET INVESTMENT INCOME / (LOSS)                           684,382
                                                     -----------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                        295,042
                                                     -----------

   Net change in unrealized appreciation /
      (depreciation) on investments                   11,507,662
                                                     -----------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                      11,802,704
                                                     -----------

NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                        $12,487,086
                                                     ===========

TRANSACTIONS WITH AFFILIATES:

            PERCENT OF CURRENT
             NET ASSET VALUE
-------------------------------------------
   ADVISORY    ADMINISTRATION  EXPENSE
     FEE            FEE        LIMIT(1)  WAIVER    REIMBURSEMENT
-----------------------------------------------------------------
     0.64%         0.10%         1.00%   $ --         $ --

(1) If total operating expenses, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed the
     indicated limit, the Adviser   will reimburse the portfolio
     for such excess, up to the amount of the advisory fee for that year.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31,

                                       2003             2002
                                   -------------------------------
OPERATIONS
   Net investment income / (loss)      $   684,382   $   720,818
   Net realized gain / (loss)
   on investments and futures              295,042      (818,365)
   Net change in unrealized
   appreciation / (depreciation)
   on investments                       11,507,662   (12,680,045)
                                       -----------   -----------
                                        12,487,086    12,777,592)
                                       -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                   (55,856)     (837,220)
   Return of capital                            --    (2,614,942)
                                       -----------   -----------
                                           (55,856)   (3,452,162)
                                       -----------   -----------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold             1,766,692     3,515,446
   Reinvestment of distributions            55,856     3,452,162
   Payments for shares redeemed         (5,367,306)   (7,081,517)
                                       -----------   -----------
                                        (3,544,758)     (113,909)
                                       -----------   -----------
NET INCREASE/(DECREASE) IN NET ASSETS    8,886,472   (16,343,663)
NET ASSETS
   Beginning of period                  38,217,876    54,561,539
                                       -----------   -----------
   End of period                       $47,104,348   $38,217,876
                                       ===========   ===========
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME                  $ 628,526     $        --
                                       ===========   ===========
FUND SHARE TRANSACTIONS
   Sold                                     25,129        47,130
   Reinvestment of distributions               975        43,549
   Redeemed                                (83,327)     (109,532)
                                       -----------   -----------
      Net increase/(decrease) from
      fund share transactions              (57,223)      (18,853)
                                       ===========   ===========
TOTAL COST OF PURCHASES OF:
   Common Stocks                       $28,249,943   $25,872,689
                                       -----------   -----------
                                       $28,249,943   $25,872,689
                                       ===========   ===========
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                       $30,522,792   $29,744,517
                                       -----------   -----------
                                       $30,522,792   $29,744,517
                                       ===========   ===========
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                     $    55,856   $   837,220
   Return of capital                            --     2,614,942
                                       -----------   -----------
                                       $    55,856   $ 3,452,162
                                       ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                 BOND PORTFOLIO

OBJECTIVE - Seeks a high level of current income, without undue risk to principal, by investing in long-term, fixed-income, investment-grade corporate bonds.

STRATEGY - The Summit Pinnacle Bond Portfolio (the "Portfolio") will invest at least 80% of its asset value in fixed income securities. The Portfolio will normally invest 75% of the value of its assets in publicly-traded straight debt securities that fall within the four highest grades as rated by a national rating agency. Up to 25% of the Portfolio may be invested in below investment grade securities, convertible debt, preferred stock and other securities.

MANAGER'S COMMENTS:

The Portfolio had a total return of 8.21% (before the impact of any product or contract-level fees) for the year ended December 31, 2003 compared to a total return of 4.10% for the Lehman Brothers Aggregate Bond Index (the "Index"). The past year was marked by continued volatility in both the fixed income and equity markets. In an attempt to stimulate the economy, the Federal Reserve continued to decrease short-term interest rates, which also contributed to historic lows in long-term interest rates. After reaching record lows in June, interest rates rose across all maturities during the second half of 2003 but still remained low compared to recent history. For the near term, we expect monetary policy to remain accommodative. With low inflation and excess capacity abundant, the Federal Reserve has signaled its willingness to keep interest rates very low for an extended period.

The Portfolio's out-performance to the Index was primarily a result of a shift in asset allocation. During the period, the corporate and mortgage sectors were increased while decreasing the intermediate U.S. Treasury sector. Corporate bonds, both investment grade and high yield, were the best performing sector of the fixed income market during the period. In general, lower-rated credits (lead by high yield bonds) provided the largest contribution to the incremental return. Mortgage-backed securities outperformed similar duration treasuries but lagged the benchmark. Individual sectors that provided the largest positive performance during the period were autos, cable, finance, telecom and utilities. Overall, the U.S. Treasury sector underperformed all major sectors of the Index. Outside of the U.S. Treasury sector, mortgage-backed securities and U.S. agencies also underperformed the Index.

                                    FUND DATA

     Managers:                                Gary R. Rodmaker
                                              Michael J. Schultz
                                              Dave Weisenburger
     Inception Date:                          August 15, 1984
     Total Net Assets:                        $37.20 Million
     Number of Holdings:                      122
     Average Duration:                        4.81 years
     Average Maturity:                        10.8 years
     Average Credit Quality:                  A/A2
     Current Yield:                           5.51%

[CHART]

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

Summit Bond Portfolio - Average Annual Total Return

 1-YEAR                     5-YEAR                    10-YEAR
 8.21%                      5.35%                     6.78%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Separate account expenses are not included.

                                               LEHMAN BROTHERS
                    SUMMIT BOND PORTFOLIO    AGGREGATE BOND INDEX
Dec-93                     $10,000                        $10,000
Jan-94                     $11,876                        $10,135
Feb-94                     $11,700                        $ 9,959
Mar-94                     $11,467                        $ 9,713
Apr-94                     $11,359                        $ 9,635
May-94                     $11,369                        $ 9,634
Jun-94                     $11,379                        $ 9,613
Jul-94                     $11,478                        $ 9,804
Aug-94                     $11,478                        $ 9,816
Sep-94                     $11,344                        $ 9,672
Oct-94                     $11,333                        $ 9,663
Nov-94                     $11,322                        $ 9,642
Dec-94                     $11,469                        $ 9,708
Jan-95                     $11,687                        $ 9,900
Feb-95                     $11,961                        $10,136
Mar-95                     $12,039                        $10,198
Apr-95                     $12,214                        $10,341
May-95                     $12,704                        $10,741
Jun-95                     $12,774                        $10,819
Jul-95                     $12,822                        $10,795
Aug-95                     $12,952                        $10,926
Sep-95                     $13,071                        $11,032
Oct-95                     $13,263                        $11,175
Nov-95                     $13,444                        $11,343
Dec-95                     $13,652                        $11,502
Jan-96                     $13,849                        $11,578
Feb-96                     $13,701                        $11,376
Mar-96                     $13,676                        $11,297
Apr-96                     $13,638                        $11,233
May-96                     $13,663                        $11,211
Jun-96                     $13,844                        $11,361
Jul-96                     $13,883                        $11,392
Aug-96                     $13,922                        $11,372
Sep-96                     $14,223                        $11,570
Oct-96                     $14,474                        $11,827
Nov-96                     $14,712                        $12,029
Dec-96                     $14,634                        $11,918
Jan-97                     $14,714                        $11,955
Feb-97                     $14,835                        $11,984
Mar-97                     $14,662                        $11,851
Apr-97                     $14,813                        $12,029
May-97                     $15,004                        $12,143
Jun-97                     $15,209                        $12,288
Jul-97                     $15,653                        $12,620
Aug-97                     $15,528                        $12,512
Sep-97                     $15,821                        $12,698
Oct-97                     $15,976                        $12,882
Nov-97                     $16,075                        $12,941
Dec-97                     $16,246                        $13,072
Jan-98                     $16,505                        $13,239
Feb-98                     $16,505                        $13,228
Mar-98                     $16,847                        $13,273
Apr-98                     $16,936                        $13,342
May-98                     $17,039                        $13,469
Jun-98                     $17,157                        $13,584
Jul-98                     $17,217                        $13,612
Aug-98                     $17,172                        $13,834
Sep-98                     $17,430                        $14,158
Oct-98                     $17,031                        $14,083
Nov-98                     $17,261                        $14,163
Dec-98                     $17,306                        $14,206
Jan-99                     $17,399                        $14,306
Feb-99                     $17,120                        $14,056
Mar-99                     $17,291                        $14,133
Apr-99                     $17,322                        $14,179
May-99                     $17,148                        $14,054
Jun-99                     $17,117                        $14,009
Jul-99                     $17,069                        $13,950
Aug-99                     $17,037                        $13,943
Sep-99                     $17,133                        $14,105
Oct-99                     $17,117                        $14,157
Nov-99                     $17,130                        $14,156
Dec-99                     $17,114                        $14,088
Jan-00                     $16,998                        $14,041
Feb-00                     $17,179                        $14,211
Mar-00                     $17,381                        $14,398
Apr-00                     $17,280                        $14,357
May-00                     $17,097                        $14,351
Jun-00                     $17,525                        $14,649
Jul-00                     $17,699                        $14,782
Aug-00                     $18,010                        $14,996
Sep-00                     $17,952                        $15,090
Oct-00                     $17,894                        $15,190
Nov-00                     $18,107                        $15,439
Dec-00                     $18,379                        $15,725
Jan-01                     $18,729                        $15,983
Feb-01                     $18,963                        $16,122
Mar-01                     $19,061                        $16,203
Apr-01                     $19,003                        $16,135
May-01                     $19,122                        $16,232
Jun-01                     $19,061                        $16,293
Jul-01                     $19,489                        $16,658
Aug-01                     $19,692                        $16,850
Sep-01                     $19,591                        $17,047
Oct-01                     $20,019                        $17,403
Nov-01                     $19,835                        $17,163
Dec-01                     $19,631                        $17,053
Jan-02                     $19,733                        $17,192
Feb-02                     $19,811                        $17,358
Mar-02                     $19,691                        $17,070
Apr-02                     $20,037                        $17,401
May-02                     $20,177                        $17,549
Jun-02                     $20,088                        $17,701
Jul-02                     $20,160                        $17,914
Aug-02                     $20,427                        $18,217
Sep-02                     $20,542                        $18,512
Oct-02                     $20,265                        $18,428
Nov-02                     $20,453                        $18,423
Dec-02                     $20,756                        $18,803
Jan-03                     $20,743                        $18,819
Feb-03                     $21,107                        $19,080
Mar-03                     $21,168                        $19,065
Apr-03                     $21,494                        $19,222
May-03                     $21,914                        $19,581
Jun-03                     $22,007                        $19,542
Jul-03                     $21,447                        $18,885
Aug-03                     $21,581                        $19,010
Sep-03                     $22,247                        $19,513
Oct-03                     $22,124                        $19,331
Nov-03                     $22,233                        $19,378
Dec-03                     $22,461                        $19,575

                                QUALITY BREAKDOWN

                                                (% OF PORTFOLIO)
                                                ----------------
     AAA                                               45%
     AA                                                 2%
     A                                                  7%
     BBB                                               35%
     BB                                                 4%
     B                                                  4%
     CCC                                                2%
     D                                                  1%

[CHART]

                               SECTOR ALLOCATIONS

U.S. Treasuries & Agency Obligations                 21.2%
Mortgage & Asset Backed Securities                   29.3%
Corporate Bonds & Notes                              45.1%
Short-Term & Other                                    4.4%

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL HIGHLIGHTS                                             BOND
PORTFOLIO

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                         YEAR ENDED DECEMBER 31,
                              ------------------------------------------------
                                2003      2002      2001      2000      1999
                               ------    ------    ------    ------    ------
Net asset value,
beginning of period           $ 47.93   $ 48.15   $ 47.30   $ 51.80   $ 55.65
                               ------    ------    ------    ------    ------
Investment Activities:
  Net investment
  income / (loss)                3.25      2.70      3.15      5.20      3.60
  Net realized and
  unrealized gains/(losses)      0.56     (0.04)       --     (1.95)    (4.20)
                               ------    ------    ------    ------    ------

Total from
Investment Activities            3.81      2.66      3.15      3.25     (0.60)
                               ------    ------    ------    ------    ------
DISTRIBUTIONS:
Net investment income           (3.33)    (2.88)    (2.30)    (5.75)    (3.25)
In excess of net
investment income                  --        --        --     (0.30)       --
Return of capital                  --        --        --     (1.70)       --
                               ------    ------    ------    ------    ------
Total Distributions             (3.33)    (2.88)    (2.30)    (7.75)    (3.25)
                               ------    ------    ------    ------    ------
Net asset value,
end of period                  $48.41    $47.93    $48.15    $47.30    $51.80
                               ======    ======    ======    ======    ======
Total return                     8.21%     5.73%     6.81%     7.40%    -1.11%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
average net assets - net(1)       0.75%    0.76%     0.79%     0.61%     0.60%
Ratio of expenses to
average net assets - gross        0.81%    0.85%     0.87%     0.68%     0.60%
Ratio of net investment
income / (loss) to average
net assets                       6.72%     5.86%     6.37%     6.85%     6.62%
Portfolio turnover rate        109.52%    54.27%    65.14%    60.19%    56.07%
Net assets,
end of period (000's)         $37,197   $35,415   $29,147   $22,802   $98,428


(1) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES
    WAIVED AND/OR REIMBURSED BY THE ADVISER.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
BOND PORTFOLIO                          SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003

                                              SHARES         VALUE
                                             ---------------------
PREFERRED STOCKS - .55%
INSURANCE - .35%
  Conseco Inc. 10.5% PIK Dividend                5,000   $130,500
                                                         --------
REAL ESTATE - .20%
  Lodgian Inc. 12.25% PIK Dividend               3,507     73,647
                                                        ---------
    Total Preferred Stocks
      (cost $202,676)                                     204,147
                                                        ---------
COMMON STOCKS - .14%
COMMUNICATIONS & MEDIA - .14%
  Evercom Inc.(2)(4)*                            6,363     54,085
                                                        ---------
    Total Common Stocks
      (cost $125,000)                                      54,085
                                                        ---------

                                          PRINCIPAL       VALUE
                                        ---------------------------
U.S. TREASURY OBLIGATIONS - 10.85%
U.S. TREASURY NOTES & BONDS - 10.85%
  5.875% due 11/15/05                     $1,650,000   $1,775,491
  5.500% due 05/15/09                        750,000      834,053
  5.000% due 02/15/11                        250,000      268,486
  5.000% due 08/15/11                        350,000      374,555
  4.000% due 11/15/12                        200,000      198,078
  3.875% due 02/15/13                        375,000      367,090
  3.625% due 05/15/13                        225,000      216,272
                                                       ----------
    Total U.S. Treasury Obligations
      (cost $3,876,439)                                 4,034,025
                                                       ----------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 4.31%
  FNMA 1.875% due 12/15/04                   500,000      502,594
  FHLMC 5.750% due 03/15/09                1,000,000    1,099,456
                                                       ----------
Total U.S Government Agency Obligations
      (cost $1,592,447)                                 1,602,050
                                                       ----------

MORTGAGE-BACKED SECURITIES - 17.55%
  FHLMC 5.000% due 05/01/18                  223,521      227,983
  FNMA 5.500% due 05/01/12                   311,208      328,063
  FNMA 6.000% due 06/01/16                   328,365      344,791
  FNMA 4.500% due 03/01/17                   948,501      951,058
  FNMA 5.500% due 08/01/18                 1,216,382    1,261,953
  FNMA 4.500% due 09/01/18                 2,936,943    2,940,011
  FNMA 6.500% due 02/01/29                   156,734      164,111
  FNMA 5.000% due 02/01/33                    98,646       97,422
  GNMA 6.500% due 10/15/28                   200,548      211,749
                                                       ----------
                                                        6,527,141
                                                       ----------
    Total Mortgage-Backed Securities
      (cost $6,209,521)                                 6,527,141
                                                       ----------

COLLATERALIZED MORTGAGE OBLIGATIONS-14.60%
AGENCY SECTOR - 6.05%
  FHR 2439 SC
    (16.650% due 07/15/28)                    59,993       61,991

AGENCY SECTOR - 6.05% (CONTINUED)
  FNR 2002-48 GF
    (6.500% due 10/25/31)                 $2,083,000   $2,188,259
                                                       ----------
                                                        2,250,250
                                                       ----------
PRIVATE SECTOR - 8.55%
  ABN Amro Mortgage Corp.
    (6.600% due 09/25/16)                    290,121      289,812
  CF First Boston
    (6.250% due 09/25/32)                    159,857      164,318
  CMSI 2001-14 B2
    (6.613% due 09/25/31)                    167,202      167,673
  BOAMS 01-4 2B2
    (6.750% due 04/20/31)                    504,568      515,835
  BOAMS 2002-4 1A4
    (6.500% due 04/25/32)                     30,032       30,406
  BOAMS 2002-6 2B1
    (6.000% due 07/25/32)                    116,948      117,689
  BOAMS 2002-7 2B3
    (6.000% due 08/25/32)                    127,767      129,148
  BOAMS 2002-8 2b1
    (5.750% due 09/25/17)                    200,702      203,556
  MASTR 2003-9 2A12
    (5.500% due 10/25/33)                    121,972      125,152
  NMFC 1998-4 B3
    (6.250% due 10/25/28)                    301,486      303,312
  RALI 2001-QS15 M3
    (6.750% due 09/25/31)                    189,433      194,387
  RALI 2002-QS16 M2
    (5.750% due 10/25/17)                     94,825       97,841
  RALI 2002-QS16 M3
    (5.750% due 10/25/17)                     94,825       95,541
  RFMSI 1993-S45 M2
    (6.500% due 12/25/23)                    168,454      171,787
  SUMT 2003-1(2)
    (4.838% due 01/25/33)                 14,660,934       36,652
  WAMMS 2001-MS14 5A9
    (6.500% due 12/25/31)                    182,347      183,715
  WAMU 2002-S3 2B3
    (6.000% due 06/25/17)                    346,670      354,701
                                                       ----------
                                                        3,181,525
                                                       ----------
Total Collateralized Mortgage Obligations
      (cost $5,738,818)                                 5,431,775
                                                       ----------

ASSET-BACKED SECURITIES - 3.23%
COMMERCIAL MORTGAGE-BACKED
SECURITIES - 1.85%
  Chase Commercial Mortgage Sec
     (6.600% due 12/19/07)                   627,885      686,554
                                                       ----------
HOME EQUITY - .25%
  Advanta Mortgage Loan Trust
    (8.050% due 06/25/27)                     94,243       94,093
                                                       ----------
MANUFACTURED HOUSING - 1.13%
  Greentree 1999-5 M1
    (8.050% due 04/01/31)                    500,000      163,750
  Vanderbilt Acquisition Loan Trust
    (5.700% due 09/07/23)                    250,000      257,752
                                                       ----------
                                                          421,502
                                                       ----------
    Total Asset-Backed Securities
      (cost $1,466,025)                                 1,202,149
                                                       ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         PRINCIPAL     VALUE
                                         ----------------------
CORPORATE BONDS AND NOTES - 45.09%
AIR TRANSPORTATION - 3.11%
  American Airlines
    (9.710% due 01/02/07)                 $252,090   $   229,087
  America West Airlines, AMBAC Insured
    (7.100% due 04/02/21)                  225,242       238,792
  Continental Airlines
    (7.820% due 10/15/13)                  161,355       137,240
  Continental Airlines
    (7.875% due 07/02/18)                  250,000       251,468
  Delta Airlines
    (7.299% due 09/18/06)                   50,000        45,122
  Jet Equipment(2)
    (7.630% due 08/15/12)                  201,406        92,983
  NWA Trust No. 2 Class B
    (10.230% due 06/21/14)                 179,446       161,950
                                                     ------------
                                                        1,156,642
                                                     ------------
BANK, BANK HOLDING COMPANIES,
& OTHER BANK SERVICES - 2.85%
  Bank of Hawaii
    (6.875% due 03/01/09)                  250,000       275,711
  Capital One Bank
    (5.750% due 09/15/10)                  300,000       317,349
  Household Finance Corp.
    (5.875% due 02/01/09)                  200,000       217,193
  Sovereign Bank
    (5.125% due 03/15/13)                  250,000       248,210
                                                     ------------
                                                       1,058,463
                                                       ---------
CONSUMER CYCLICAL - 6.38%
  Cytec Industries Inc.
    (4.600% due 07/01/13)                  450,000       428,036
  DaimlerChrysler AG
    (7.300% due 01/15/12)                  250,000       278,362
  General Motors
    (8.250% due 07/15/23)                  300,000       340,623
  GMAC
    (5.850% due 1/14/09)                   250,000       264,746
  Hexcel Corp.
    (9.875% due 10/01/08)                   13,000        14,658
  Hexcel Corp.
    (9.750% due 01/15/09)                  125,000       130,938
  ICI Wilmington
    (5.625% due 12/01/13)                  250,000       251,204
  MDC Holdings
    (5.500% due 05/15/13)                  150,000       150,315
  Park-Ohio Industries
    (9.250% due 12/01/07)                   62,000        61,690
  Resolution Performance(2)
    (8.000% due 12/15/09)                   63,000        65,205
  Tech Olympic USA Inc.
    (9.000% due 07/01/10)                  125,000       134,375
  UPM-Kymmene Corp.(2)
    (5.625% due 12/01/14)                  250,000       255,133
                                                     -----------
                                                       2,375,285
                                                     -----------
CONSUMER NON-DURABLE - 9.90%
  Allied Waste North America
    (7.875% due 04/15/13)                  125,000       135,313
  American Restaurant Group Inc.
    (11.500% due 11/01/06)                 250,000       125,000
  Aztar Corp.
    (8.875% due 05/15/07)                   62,000        64,713
  Beckman Coulter Inc.
    (6.875% due 11/15/11)                 $300,000   $   338,533
  Bunge LTD Finance Corp.
    (7.800% due 10/15/12)                  300,000       346,540
  Del Monte Corp
    (8.625% due 12/15/12)                  125,000       136,875
  Dial Corp.
    (7.000% due 08/15/06)                  250,000       276,666
  Dimon Inc.
    (9.625% due 10/15/11)                  125,000       139,375
  Dole Food Inc.
    (8.875% due 03/15/11)                   63,000        69,143
  Fresh Food, Inc.
    (10.750% due 06/01/06)                 188,000       171,080
  GTECH Holdings Corp.(2)
    (4.750% due 10/15/10)                  500,000       505,417
  Medco Health Solutions
    (7.250% due 08/15/13)                  150,000       163,643
  Miller Brewing Co.(2)
    (5.500% due 08/15/13)                  300,000       306,493
  RH Donnelley Finance Corp.
    (8.875% due 12/15/10)                   63,000        70,875
  RH Donnelley Finance Corp.
    (10.875% due 12/15/12)                  63,000        74,734
  Sealed Air Corp.(2)
    (5.625% due 07/15/13)                  300,000       306,987
  Service Corp.
    (7.700% due 04/15/09)                  125,000       133,438
  Syratech Corp
    (11.000% due 04/15/07)                 125,000        97,500
  Thomson Corp.
    (6.200% due 01/05/12)                  200,000       219,625
                                                     -----------
                                                       3,681,950
                                                     -----------
ELECTRIC - 2.00%
  AES Corporation
    (9.375% due 09/15/10)                  125,000       138,594
  Centerpoint Enerterprise Resources(2)
    (7.875% due 04/01/13)                  300,000       339,629
  Tampa Electric
    (6.875% due 06/15/12)                  240,000       265,621
                                                     -----------
                                                         743,844
                                                     -----------
ENERGY - 6.69%
  Amerigas Partner
    (8.875% due 05/20/11)                   63,000        69,300
  Colorado Gas
    (10.000% due 06/15/05)                 125,000       132,812
  Kaneb Pipeline
    (5.875% due 06/01/13)                  300,000       307,645
  Kern River Funding Corp.(2)
    (6.676% due 07/31/16)                   63,961        72,661
  Louis Dreyfus Nt.
    (6.875% due 12/01/07)                  361,000       399,170
  Northwest Pipeline Corp.
    (8.125% due 03/01/10)                   63,000        69,930
  Pemex Master Trust
    (8.500% due 02/15/08)                  250,000       285,000
  Plains All American Pipeline(2)
    (5.625% due 12/15/13)                  300,000       302,625
  Pride International Inc.
    (9.375% due 05/01/07)                  150,000       154,500
  Progess Energy Inc.
    (6.850% due 04/15/12)                  250,000       278,620

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         PRINCIPAL     VALUE
                                         ----------------------
ENERGY - 6.69% (CONTINUED)
  Western Oil Sands Inc.
    (8.375% due 05/01/12)                 $250,000   $   284,688
  Williams Co.
    (7.125% due 09/01/11)                  125,000       132,188
                                                     -----------
                                                       2,489,139
                                                     -----------
FINANCE - .14%
  DVI Inc.(5)
    (9.875% due 02/01/04)                  188,000        52,875
                                                     -----------
INSURANCE - 2.42%
  Farmers Insurance Exchange(2)
    (8.500% due 08/01/04)                  240,000       245,054
  Nationwide Financial Services
    (5.625% due 02/13/15)                  375,000       386,504
  USF&G Capital
    (8.470% due 01/10/27)                  240,000       270,142
                                                     -----------
                                                         901,700
                                                     -----------
LEASING - .73%
  Hertz Corp.
    (7.625% due 06/01/12)                  250,000       270,826
                                                     -----------
MEDIA & CABLE - 2.23%
  Comcast Corp.
    (5.85% due 01/15/10)                   100,000       106,771
  Continental Cablevision
    (8.300% due 05/15/06)                  240,000       269,083
  International Telecom Satellite(2)
    (6.500% due 11/01/13)                  150,000       156,509
  Univision Comm Inc.
    (7.850% due 07/15/11)                  250,000       297,210
                                                     -----------
                                                         829,573
                                                     -----------
MEDIA CONGLOMERATE - 1.81%
  AOL Time Warner Inc.
    (6.875% due 05/01/12)                  240,000       270,073
  News American Holdings Nts.
    (6.625% due 01/09/08)                  361,000       401,520
                                                     -----------
                                                         671,593
                                                     -----------
METALS & MINING - .38%
  Falconbridge Ltd.
    (7.350% due 06/05/12)                  125,000       141,183
                                                     -----------
REAL ESTATE - 1.54%
  Camden Property Trust
    (7.625% due 02/15/11)                 $250,000   $   290,407
  Health Care Reit
    (7.500% due 08/15/07)                  250,000       281,619
                                                     -----------
                                                         572,026
                                                     -----------
TECHNOLOGY - 1.26%
  Jabil Circuit Inc.
    (5.875% due 07/15/10)                  450,000       469,382
                                                     -----------
TELECOMMUNICATIONS - 3.65%
  AT&T Wireless Services
    (7.875% due 03/01/11)                  125,000       144,643
  Citizens Communications
    (7.625% due 08/15/08)                  250,000       273,737
  Nextel Communications
    (9.375% due 11/15/09)                  125,000       136,250
  Qwest Capital Funding
    (7.900% due 08/15/10)                  125,000       126,875
  Sprint Capital Corp.
    (6.375% due 05/01/09)                  250,000       267,182
  Telus Corp.
    (8.000% due 06/01/11)                  250,000       292,322
  WorldCom Inc.(5)
    (7.500% due 05/15/11)                  350,000       117,250
                                                     -----------
                                                       1,358,259
                                                     -----------
    Total Corporate Bonds & Notes
      (cost $16,118,061)                              16,772,740
                                                     -----------

                                          SHARES         VALUE
                                          ----------------------
SHORT-TERM INVESTMENTS - 2.94%
NORTHERN TRUST DIVERSIFIED ASSET
PORTFOLIO - 2.94%                         1,091,971  $ 1,091,971
                                                     -----------
    Total Short-Term Investments
      (cost $1,091,971)                                1,091,971
                                                     -----------
TOTAL INVESTMENTS - 99.26%
  (cost $36,420,958)(1)                               36,920,083
                                                     -----------
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(3) - 18.40%                            6,845,039
                                                     -----------
OTHER ASSETS AND LIABILITIES - (17.66%)               (6,568,106)
                                                     -----------
TOTAL NET ASSETS - 100.00%                           $37,197,016
                                                     ===========

*   Non-income producing

(1) For federal income tax purposes, cost is $36,420,958 and gross unrealized appreciation and depreciation of securities as of December 31, 2003 was $1,605,890 and ($1,106,765),
    respectively, with a net appreciation / depreciation of $499,125.

(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $7,566,209, $6,845,039, and $871,307, respectively.

(4) These are restricted private placement shares.

(5) Security in default.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL STATEMENTS                              BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS
  Investments in securities, at value                $36,920,083
  Collateral for securities loaned,
     at fair value                                     6,845,039
  Receivables:
     Shares sold                                           6,260
     Interest and dividends                              447,904
  Prepaid expenses and other                               1,927
                                                     -----------
                                                      44,221,213
                                                     -----------
LIABILITIES
  Payables:
     Shares redeemed                                       2,946
     Payable upon return of securities loaned          6,845,039
     Bank overdraft                                       13,399
     Advisory fees                                        14,769
     Directors' fees                                       2,064
     Custodian fees                                        2,532
     Fund accounting fees                                  8,313
     Professional fees                                    12,993
     Deferred director's compensation                    116,176
     Other accrued expenses                                5,966
                                                     -----------
                                                       7,024,197
                                                     -----------
NET ASSETS*
  Paid-in capital                                     42,481,354
  Accumulated undistributed
     net investment income                               245,637
  Accumulated net realized gain / (loss)
     on investments and futures contracts             (6,029,100)
  Net unrealized appreciation / (depreciation)
     on investments                                      499,125
                                                     -----------
                                                     $37,197,016
                                                     ===========
Shares authorized ($.10 par value)                    30,000,000

Shares outstanding                                       768,306

Net asset value, offering and
    redemption price per share                       $     48.41

Investments at cost                                  $36,420,958

*FEDERAL TAX DATA
   Undistributed ordinary income                     $   361,814
   Unrealized appreciation                           $   499,125




          CAPITAL LOSS CARRYFORWARD EXPIRING DECEMBER 31,:
-----------------------------------------------------------------
2006     2007    2008           2009        2010           2011
----     ----    ----           ----        ----           ----
$ --     $ --    $(4,635,701)   $(119,441)  $(1,273,958)   $ --

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
   Interest                                        $ 2,789,751
   Other income                                         12,303
                                                   -----------
                                                     2,802,054
                                                   -----------
EXPENSES
   Advisory fees                                       176,348
   Administration expenses                              37,521
   Custodian fees and expenses                           4,121
   Fund accounting fees                                 47,440
   Professional fees                                    16,872
   Directors' fees                                       5,443
   Transfer agent fees                                   7,234
   Other expenses                                       10,795
                                                   -----------
                                                       305,774
   Reimbursements and waivers                          (26,021)
                                                   -----------
                                                       279,753
                                                   -----------
NET INVESTMENT INCOME / (LOSS)                       2,522,301
                                                   -----------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                      427,740
   Net change in unrealized
      appreciation / (depreciation)
      on investments                                    14,057
                                                   -----------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                       441,797
                                                   -----------

NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                      $ 2,964,098
                                                   ===========

TRANSACTIONS WITH AFFILIATES:

            PERCENT OF CURRENT
             NET ASSET VALUE
-------------------------------------------
              ADMINISTRATION  EXPENSE
ADVISORY FEE      FEE(2)      LIMIT(1)  WAIVER   REIMBURSEMENT
----------------------------------------------------------------
0.47%             0.10%        1.00%    $26,021      $ --

(1) If total operating expenses, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed the indicated limit, the Adviser will reimburse the portfolio for such excess, up to the amount of the advisory fee for that year.
(2) The Advisor has agreed to temporarily waive administration fees for the Bond Portfolio, to the extent that the Portfolio's total expense ratio exceeds .75%.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31,

                                         2003          2002
                                    ----------------------------
OPERATIONS
  Net investment income / (loss)       $ 2,522,301   $ 1,878,419
  Net realized gain / (loss)
  on investments and futures               427,740    (1,174,217)
  Net change in unrealized
  appreciation / (depreciation)
  on investments                            14,057     1,087,609
                                       -----------   -----------
                                         2,964,098     1,791,811
                                       -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS*
  Net investment income                 (2,562,272)   (1,934,326)
                                       -----------   -----------
                                        (2,562,272)   (1,934,326)
                                       -----------   -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares sold              5,892,089    10,893,733
  Reinvestment of distributions          2,562,272     1,934,302
  Payments for shares redeemed          (7,074,608)   (6,416,712)
                                       -----------    ----------
                                         1,379,753     6,411,323
                                       -----------   -----------
NET INCREASE/(DECREASE)
IN NET ASSETS                            1,781,579     6,268,808
NET ASSETS
  Beginning of period                   35,415,437    29,146,629
                                       -----------   -----------
  End of period                        $37,197,016   $35,415,437
                                       ===========   ===========
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME                  $   245,637   $   297,898
                                       ===========   ===========
FUND SHARE TRANSACTIONS
  Sold                                     122,015       227,441
  Reinvestment of distributions             53,566        40,827
  Redeemed                                (146,128)     (134,557)
                                       -----------   -----------
    Net increase/(decrease)
    from fund share transactions            29,453       133,711
                                       ===========   ===========
TOTAL COST OF PURCHASES OF:
  Preferred and Common Stocks          $   125,000   $        --
  U.S. Government Securities            14,239,719     8,713,572
  Corporate Bonds                       26,229,778    14,451,912
                                       -----------   -----------
                                       $40,594,497   $23,165,484
                                       ===========   ===========
TOTAL PROCEEDS FROM SALES OF:
  U.S. Government Securities           $14,548,061   $ 3,993,563
  Corporate Bonds                       25,368,093    12,136,797
                                       -----------   -----------
                                       $39,916,154   $16,130,360
                                       ===========   ===========
*TAX CHARACTER OF DISTRIBUTIONS PAID
  Ordinary income                      $ 2,562,272   $ 1,934,326
                                       -----------   -----------
                                       $ 2,562,272   $ 1,934,326
                                       ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
S&P 500 INDEX PORTFOLIO

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Index (the "Index").

STRATEGY - The Summit Pinnacle S&P 500 Index Portfolio (the "Portfolio") will remain fully invested in stocks included in the Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

For the year ended December 31, 2003, the Portfolio's total return was 27.98% (before the impact of any product or contract-level fees). This compares to a 28.67% total return for the Index. The difference of 0.69% is referred to as "tracking error" and is largely attributed to the Portfolio's 0.52% operating expense ratio. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. Accordingly, the Portfolio met its objectives for the period presented.

                                    FUND DATA

     Manager:                          Team Managed
     Inception Date:                   December 29, 1995
     Total Net Assets:                 $79.77 Million
     Number of Equity Holdings:        500
     Median Cap Size:                  $9.09 Billion
     Average Price-to-book Ratio:      3.14x
     Dividend Yield:                   1.57%

[CHART]

  COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

Summit S&P 500 Index Portfolio - Average Annual Total Return

1-YEAR     5-YEAR     SINCE INCEPTION
27.98%     -1.04%          9.02%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Separate account expenses are not included.

                      SUMMIT S&P 500 INDEX
                            PORTFOLIO        S&P 500 INDEX
Dec-95                       $10,000           $ 10,000
Jan-96                       $10,400           $ 10,340
Feb-96                       $10,490           $ 10,436
Mar-96                       $10,600           $ 10,537
Apr-96                       $10,740           $ 10,692
May-96                       $11,021           $ 10,968
Jun-96                       $11,072           $ 11,010
Jul-96                       $10,598           $ 10,523
Aug-96                       $10,820           $ 10,745
Sep-96                       $11,405           $ 11,350
Oct-96                       $11,739           $ 11,663
Nov-96                       $12,600           $ 12,545
Dec-96                       $12,337           $ 12,296
Jan-97                       $13,110           $ 13,065
Feb-97                       $13,221           $ 13,167
Mar-97                       $12,669           $ 12,626
Apr-97                       $13,421           $ 13,379
May-97                       $14,224           $ 14,195
Jun-97                       $14,852           $ 14,830
Jul-97                       $16,040           $ 16,009
Aug-97                       $15,110           $ 15,113
Sep-97                       $15,947           $ 15,941
Oct-97                       $15,419           $ 15,408
Nov-97                       $16,124           $ 16,121
Dec-97                       $16,373           $ 16,398
Jan-98                       $16,570           $ 16,579
Feb-98                       $17,756           $ 17,774
Mar-98                       $18,662           $ 18,684
Apr-98                       $18,855           $ 18,872
May-98                       $18,523           $ 18,548
Jun-98                       $19,274           $ 19,300
Jul-98                       $19,081           $ 19,095
Aug-98                       $16,322           $ 16,337
Sep-98                       $17,361           $ 17,384
Oct-98                       $18,773           $ 18,797
Nov-98                       $19,916           $ 19,936
Dec-98                       $21,050           $ 21,084
Jan-99                       $21,914           $ 21,965
Feb-99                       $21,233           $ 21,283
Mar-99                       $22,065           $ 22,134
Apr-99                       $22,905           $ 22,991
May-99                       $22,349           $ 22,449
Jun-99                       $23,582           $ 23,695
Jul-99                       $22,850           $ 22,955
Aug-99                       $22,740           $ 22,843
Sep-99                       $22,117           $ 22,217
Oct-99                       $23,517           $ 23,623
Nov-99                       $23,975           $ 24,103
Dec-99                       $25,369           $ 25,523
Jan-00                       $24,074           $ 24,241
Feb-00                       $23,616           $ 23,782
Mar-00                       $25,920           $ 26,108
Apr-00                       $25,145           $ 25,323
May-00                       $24,624           $ 24,803
Jun-00                       $25,227           $ 25,415
Jul-00                       $24,825           $ 25,017
Aug-00                       $26,356           $ 26,571
Sep-00                       $24,959           $ 25,168
Oct-00                       $24,858           $ 25,062
Nov-00                       $22,892           $ 23,086
Dec-00                       $23,004           $ 23,199
Jan-01                       $23,808           $ 24,023
Feb-01                       $21,623           $ 21,834
Mar-01                       $20,250           $ 20,452
Apr-01                       $21,823           $ 22,039
May-01                       $21,955           $ 22,187
Jun-01                       $21,407           $ 21,648
Jul-01                       $21,194           $ 21,435
Aug-01                       $19,858           $ 20,096
Sep-01                       $18,242           $ 18,474
Oct-01                       $18,576           $ 18,827
Nov-01                       $19,993           $ 20,271
Dec-01                       $20,154           $ 20,449
Jan-02                       $19,846           $ 20,151
Feb-02                       $19,462           $ 19,762
Mar-02                       $20,181           $ 20,505
Apr-02                       $18,950           $ 19,262
May-02                       $18,801           $ 19,122
Jun-02                       $17,452           $ 17,760
Jul-02                       $16,083           $ 16,377
Aug-02                       $16,183           $ 16,483
Sep-02                       $14,420           $ 14,693
Oct-02                       $15,681           $ 15,985
Nov-02                       $16,593           $ 16,924
Dec-02                       $15,610           $ 15,931
Jan-03                       $15,195           $ 15,515
Feb-03                       $14,960           $ 15,282
Mar-03                       $15,102           $ 15,431
Apr-03                       $16,335           $ 16,701
May-03                       $17,186           $ 17,579
Jun-03                       $17,397           $ 17,804
Jul-03                       $17,699           $ 18,117
Aug-03                       $18,035           $ 18,471
Sep-03                       $17,836           $ 18,275
Oct-03                       $18,835           $ 19,307
Nov-03                       $18,993           $ 19,477
Dec-03                       $19,978           $ 20,498

                             TOP 10 EQUITY HOLDINGS

                                                (% OF NET ASSETS)
                                                -----------------
     General Electric                                       2.82%
     Microsoft Corporation                                  2.71%
     Exxon Mobil Corp.                                      2.46%
     Pfizer, Inc.                                           2.45%
     Citigroup Inc.                                         2.27%
     Wal-Mart Stores                                        2.09%
     S&P 500 Depositary Receipts                            2.04%
     Intel Corporation                                      1.91%
     American International Group                           1.57%
     Cisco Systems, Inc.                                    1.52%

[CHART]

                               SECTOR ALLOCATIONS

Consumer Discretionary                                      10.6%
Consumer Staples                                            10.3%
Energy                                                       5.4%
Financials                                                  19.3%
Health Care                                                 12.5%
Industrials                                                 10.2%
Information Technology                                      16.5%
Materials                                                    2.8%
Telecommunication Services                                   3.2%
Utilities                                                    2.6%
Short-Term, Futures, & Other                                 6.6%

"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

                    SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
S&P 500 INDEX PORTFOLIO                    FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                              YEAR ENDED DECEMBER 31,
                                -------------------------------------------------
                                 2003      2002      2001      2000       1999
                                -------------------------------------------------
                                -------   -------   -------   --------   --------
Net asset value,
beginning of period              $57.82    $75.15   $102.95    $115.60     $97.45
                                 ------    ------   -------    -------     ------
Investment Activities:
 Net investment income/(loss)      0.81      0.69      0.80       1.05       1.05
 Net realized and
 unrealized gains/(losses)        15.17    (17.53)   (12.15)    (11.75)     18.75
                                 ------    ------   -------    -------     ------
Total from
Investment Activities             15.98    (16.84)   (11.35)    (10.70)     19.80
                                 ------    ------   -------    -------     ------
DISTRIBUTIONS:
Net investment income             (0.59)    (0.38)    (0.55)     (1.15)     (0.95)
Net realized gains                   --     (0.11)   (15.90)     (0.80)     (0.70)
                                 ------    ------   -------    -------     ------
Total Distributions               (0.59)    (0.49)   (16.45)     (1.95)     (1.65)
                                 ------    ------   -------    -------     ------
Net asset value,
end of period                    $73.21    $57.82    $75.15    $102.95    $115.60
                                 ======    ======   =======    =======    =======
Total return                      27.98%   -22.55%   -12.39%     -9.32%     20.52%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
average net assets - net (1)       0.52%     0.57%     0.46%      0.41%      0.39%
Ratio of expenses to
average net assets - gross         0.54%     0.61%     0.47%      0.43%      0.39%
Ratio of net investment
income / (loss) to
average net assets                 1.25%     1.04%     0.88%      0.81%      1.10%
Portfolio turnover rate            0.84%    10.51%     3.30%     21.36%      3.45%
Net assets,
end of period (000's)           $79,766   $64,338   $92,639   $114,103   $284,132

(1) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES WAIVED
    AND/OR REIMBURSED BY THE ADVISER.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
SCHEDULE OF INVESTMENTS                                  S&P 500 INDEX
PORTFOLIO

DECEMBER 31, 2003

                                          SHARES         VALUE
                                         ----------------------
COMMON STOCKS - 93.39%
CONSUMER DISCRETIONARY - 10.56%
  American Greetings Corp*                   478   $    10,454
  AutoNation, Inc.*                        2,150        39,496
  AutoZone Inc.*                             715        60,925
  Bed Bath & Beyond Inc.*                  2,078        90,081
  Best Buy Co., Inc.                       2,332       121,824
  Big Lots, Inc.*                            843        11,979
  Black & Decker Corp.                       585        28,852
  Brunswick Corp.                            654        20,817
  Carnival Corp.                           4,502       178,864
  Centex Corp.                               447        48,120
  Circuit City Group                       1,527        15,469
  Clear Channel Communications             4,443       208,066
  Comcast Corp.*                          16,339       537,063
  Cooper Tire & Rubber Co                    534        11,417
  Dana Corp.                               1,079        19,800
  Darden Restaurants                       1,239        26,069
  Delphi Corporation                       4,049        41,340
  Dillards Inc                               614        10,106
  Dollar General                           2,419        50,775
  Dow Jones & Co.                            598        29,810
  Eastman Kodak                            2,117        54,343
  eBay Inc.*                               4,628       298,923
  Family Dollar Stores                     1,231        44,168
  Federated Department Stores              1,423        67,066
  Ford Motor                              13,324       213,184
  Fortune Brands, Inc.                     1,083        77,424
  Gannett Co.                              1,940       172,970
  Gap (The)                                6,409       148,753
  General Motors                           4,062       216,911
  Genuine Parts                            1,267        42,064
  GoodYear Tire & Rubber Co*               1,271         9,990
  Harley-Davidson                          2,198       104,471
  Harrah's Entertainment                     811        40,363
  Hasbro Inc.                              1,256        26,728
  Hilton Hotels                            2,736        46,868
  Home Depot                              16,862       598,432
  International Game Technology            2,516        89,821
  Interpublic Group*                       2,800        43,680
  Johnson Controls                           644        74,781
  Jones Apparel Group                        935        32,940
  KB Home                                    348        25,237
  Knight-Ridder Inc.                         598        46,267
  Kohl's Corp.*                            2,445       109,878
  Leggett & Platt                          1,412        30,542
  Limited Brands, Inc.                     3,794        68,406
  Liz Claiborne, Inc.                        775        27,482
  Lowe's Cos.                              5,661       313,563
  Marriott International                   1,725        79,695
  Mattel, Inc.                             3,172        61,124
  May Department Stores                    2,091        60,785
  Maytag Corp.                               566        15,763
  McDonald's Corp.                         9,210       228,684
  McGraw-Hill                              1,405        98,238
  Meredith Corp.                             360        17,572
  New York Times                           1,099       $52,521
  Newell Rubbermaid Co.                    1,939        44,151
  NIKE Inc.                                1,912       130,896
  Nordstrom                                  984        33,751
  Office Depot*                            2,242        37,464
  Omnicom Group                            1,364       119,118
  Penney (J.C.)                            1,945        51,115
  Pulte Homes, Inc.                          444        41,567
  RadioShack Corp                          1,222        37,491
  Reebok International                       430        16,908
  Sears, Roebuck & Co.                     1,844        83,884
  Sherwin-Williams                         1,087        37,762
  Snap-On Inc.                               424        13,670
  Stanley Works                              641        24,275
  Staples, Inc.*                           3,414        93,202
  Starbucks Corporation*                   2,816        93,097
  Starwood Hotels & Resorts                1,447        52,049
  Target Corp.                             6,596       253,286
  Tiffany & Co.                            1,055        47,686
  Time Warner Inc.*                       33,037       594,336
  TJX Companies Inc.                       3,830        84,452
  Toys R Us, Inc.*                         1,541        19,478
  Tribune Co.                              2,211       114,086
  Tupperware Corp                            424         7,352
  Univision Communications*                2,363        93,787
  V.F. Corp.                                 788        34,073
  Viacom Inc.                             12,772       566,821
  Visteon Corp.                              944         9,826
  Walt Disney Co.                         14,806       345,425
  Wendy's International                      837        32,844
  Whirlpool Corp.                            495        35,962
  Yum! Brands, Inc*                        2,143        73,719
                                                   -----------
                                                     8,424,497
                                                   -----------
CONSUMER STAPLES - 10.34%
  Alberto-Culver                             422        26,620
  Albertson's                              2,749        62,265
  Altria Group, Inc.                      14,698       799,865
  Anheuser-Busch                           6,054       318,925
  Archer-Daniels-Midland                   4,689        71,367
  Avon Products                            1,707       115,205
  Brown-Forman Corp.                         438        40,931
  Campbell Soup                            2,975        79,730
  Clorox Co.                               1,596        77,502
  Coca Cola Co.                           17,973       912,130
  Coca-Cola Enterprises                    3,260        71,296
  Colgate-Palmolive                        3,903       195,345
  ConAgra Foods, Inc.                      3,894       102,763
  Coors (Adolph)                             264        14,810
  Costco Wholesale Corporation*            3,303       122,806
  CVS Corp.                                2,849       102,906
  General Mills                            2,659       120,453
  Gillette Co.                             7,649       280,948
  Heinz (H.J.)                             2,547        92,787
  Hershey Foods                              988        76,066
  Kellogg Co.                              2,964       112,869
  Kimberly-Clark                           3,729       220,347
  Kroger Co.*                              5,606       103,767
  McCormick & Co.                          1,000        30,100

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                          SHARES         VALUE
                                         ----------------------
CONSUMER STAPLES - 10.34% (CONTINUED)
  Pepsi Bottling Group                     2,034   $    49,182
  PepsiCo Inc.                            12,524       583,869
  Procter & Gamble                         9,420       940,870
  RJ Reynolds Tobacco                        640        37,216
  Safeway Inc.*                            3,200        70,112
  Sara Lee Corp.                           5,656       122,791
  Supervalu Inc.                             970        27,732
  Sysco Corp.                              4,768       177,512
  UST Inc.                                 1,225        43,720
  Walgreen Co.                             7,431       270,340
  Wal-Mart Stores                         31,426     1,667,149
  Winn-Dixie                               1,021        10,159
  Wrigley (Wm) Jr.                         1,634        91,847
                                                   -----------
                                                     8,244,302
                                                   -----------
ENERGY - 5.40%
  Amerada Hess                               647        34,401
  Anadarko Petroleum                       1,803        91,971
  Apache Corp.                             1,151        93,346
  Ashland Inc.                               495        21,810
  Baker Hughes                             2,434        78,277
  BJ Services*                             1,137        40,818
  Burlington Resources                     1,460        80,855
  ChevronTexaco Corp.                      7,748       669,350
  ConocoPhillips                           4,911       322,014
  Devon Energy Corp.                       1,637        93,735
  EOG Resources                              838        38,690
  Exxon Mobil Corp.                       47,833     1,961,153
  Halliburton Co.                          3,164        82,264
  Kerr-McGee                                 728        33,845
  Marathon Oil Corp.                       2,265        74,949
  Nabors Industries Ltd.*                  1,050        43,575
  Noble Corporation*                         971        34,742
  Occidental Petroleum                     2,733       115,442
  Rowan Cos.*                                679        15,732
  Schlumberger Ltd.                        4,211       230,426
  Sunoco., Inc.                              554        28,336
  Transocean Inc.*                         2,316        55,607
  Unocal Corp.                             1,871        68,909
                                                   -----------
                                                     4,310,247
                                                   -----------
FINANCIALS - 19.34%
  ACE Limited                              1,905        78,905
  AFLAC Corporation                        3,743       135,422
  Allstate Corp.                           5,097       219,273
  Ambac Financial Group                      769        53,361
  American Express                         9,532       459,728
  American International Group            18,912     1,253,487
  AmSouth Bancorporation                   2,577        63,137
  Aon Corp.                                2,247        53,793
  Apartment Investment & Management          650        22,425
  Bank of America Corp.                   10,851       872,746
  Bank of New York                         5,556       184,015
  Bank One Corp.                           8,146       371,376
  BB&T Corporation                         4,023       155,449
  Bear Stearns Cos.                          698        55,805
  Capital One Financial                    1,610        98,677
  Charles Schwab                           9,742       115,345
  Charter One Financial                    1,639        56,627
  Chubb Corp.                              1,241   $    84,512
  Cincinnati Financial                     1,172        49,083
  Citigroup Inc.                          37,249     1,808,066
  Comerica Inc.                            1,267        71,028
  Countrywide Financial Corp.              1,223        92,739
  Equity Office Properties                 2,986        85,549
  Equity Residential                       1,965        57,987
  Fannie Mae                               7,126       534,878
  Federal Home Loan Mortgage               5,043       294,108
  Federated Investors Inc.                   800        23,488
  Fifth Third Bancorp                      4,189       247,570
  First Tennessee National                   911        40,175
  Fleet Boston Financial Group             7,613       332,307
  Franklin Resources                       1,885        98,133
  Golden West Financial                    1,113       114,850
  Goldman Sachs Group                      3,462       341,803
  Hartford Financial Services Group        2,026       119,595
  Huntington Bancshares                    1,710        38,475
  J.P. Morgan Chase & Co.                 14,775       542,686
  Janus Capital Group                      1,615        26,502
  Jefferson-Pilot                          1,041        52,727
  John Hancock Financial                   2,089        78,338
  KeyCorp                                  3,081        90,335
  Lehman Bros.                             1,973       152,355
  Lincoln National                         1,284        51,835
  Loews Corp.                              1,345        66,510
  Marsh & McLennan                         3,895       186,532
  Marshall & Ilsley Corp.                  1,583        60,550
  MBIA Inc.                                1,053        62,369
  MBNA Corp.                               9,263       230,186
  Mellon Bank Corp.                        3,128       100,440
  Merrill Lynch                            6,718       394,011
  MetLife Inc.                             5,477       184,411
  MGIC Investment                            729        41,509
  Moody's Corp                             1,097        66,423
  Morgan Stanley                           7,875       455,726
  National City Corp.                      4,438       150,626
  North Fork Bancorporation                1,172        47,431
  Northern Trust Corp.                     1,602        74,365
  Plum Creek Timber Co.                    1,341        40,833
  PNC Bank Corp.                           2,059       112,689
  Principal Financial Group                2,442        80,757
  Progressive Corp.                        1,579       131,989
  ProLogis                                 1,300        41,717
  Providian Financial Corp.*               2,096        24,397
  Prudential Financial                     4,108       171,591
  Regions Financial Corp.                  1,605        59,706
  SAFECO Corp.                             1,002        39,008
  Simon Property Group, Inc                1,362        63,115
  SLM Corporation                          3,342       125,927
  SouthTrust Corp.                         2,516        82,349
  St. Paul Cos.                            1,642        65,105
  State Street Corp.                       2,353       122,544
  SunTrust Banks                           2,057       147,076
  Synovus Financial                        2,177        62,959
  T. Rowe Price Group                        888        42,100
  Torchmark Corp.                            859        39,119
  Travelers Property Casualty Corp.        7,287       123,660
  U.S. Bancorp                            13,881       413,376

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                          SHARES         VALUE
                                         ----------------------
FINANCIALS - 19.34% (CONTINUED)
  Union Planters Corporation               1,437   $    45,251
  UnumProvident Corp.                      2,051        32,344
  Wachovia Corp.                           9,865       459,610
  Washington Mutual                        6,494       260,539
  Wells Fargo                             12,277       722,993
  XL Capital                                 986        76,465
  Zions Bancorp                              660        40,478
                                                   -----------
                                                    15,427,481
                                                   -----------
HEALTH CARE - 12.46%
  Abbott Labs                             11,329       527,931
  Aetna Inc.                               1,092        73,797
  Allergan, Inc.                             939        72,125
  AmerisourceBergen Corp.                    768        43,123
  Amgen Inc.*                              9,351       577,892
  Anthem, Inc.*                            1,026        76,950
  Applera Corp-Applied Biosystems Group    1,517        31,417
  Bard (C.R.) Inc.                           375        30,469
  Bausch & Lomb                              392        20,345
  Baxter International Inc.                4,303       131,328
  Becton, Dickinson                        1,862        76,603
  Biogen Idec Inc*                         2,393        88,015
  Biomet, Inc.                             1,884        68,596
  Boston Scientific*                       5,918       217,546
  Bristol-Myers Squibb                    14,037       401,458
  Cardinal Health, Inc.                    3,210       196,324
  Chiron Corporation*                      1,364        77,734
  CIGNA Corp.                              1,011        58,133
  Express Scripts, Inc.*                     550        36,537
  Forest Laboratories*                     2,624       162,163
  Genzyme General*                         1,556        76,773
  Guidant Corp.                            2,217       133,463
  HCA Inc.                                 3,722       159,897
  Health Management Assoc.                 1,729        41,496
  Humana Inc.*                             1,178        26,917
  IMS Health Inc.                          1,772        44,052
  Johnson & Johnson                       21,540     1,112,756
  King Pharmaceuticals*                    1,747        26,659
  Lilly (Eli) & Co.                        8,145       572,838
  Manor Care Inc.                            699        24,164
  McKesson Corp.                           2,112        67,922
  Medco Health Solutions Inc.*             1,963        66,722
  MedImmune, Inc.*                         1,821        46,253
  Medtronic Inc.                           8,848       430,101
  Merck & Co.                             16,283       752,275
  Millipore Corp.*                           351        15,111
  Pfizer, Inc.                            55,226     1,951,135
  Quest Diagnostics                          758        55,417
  Schering-Plough                         10,633       184,908
  St Jude Medical*                         1,288        79,019
  Stryker Corp.                            1,437       122,159
  Tenet Healthcare Corp.*                  3,536        56,753
  United Health Group Inc.                 4,416       256,923
  Watson Pharmaceuticals*                    776        35,696
  WellPoint Health Networks*               1,079       104,652
  Wyeth                                    9,614       408,114
  Zimmer Holdings*                         1,639       115,386
                                                   -----------
                                                     9,936,047
                                                   -----------
INDUSTRIALS - 10.16%
  3M Company                               5,660   $   481,270
  Allied Waste Industries*                 1,430        19,848
  American Power Conversion Corporation    1,422        34,768
  American Standard*                         526        52,968
  Apollo Group, Inc.*                      1,266        86,088
  Avery Dennison Corp.                       797        44,648
  Block H&R                                1,311        72,590
  Boeing Company                           6,089       256,590
  Burlington Northern Santa Fe             2,737        88,542
  Caterpillar Inc.                         2,496       207,218
  Cendant Corporation*                     7,521       167,493
  Cintas Corporation                       1,233        61,810
  Cooper Industries, Ltd.                    669        38,755
  Crane Company                              432        13,280
  CSX Corp.                                1,545        55,527
  Cummins Inc.                               301        14,731
  Danaher Corp.                            1,106       101,476
  Deere & Co.                              1,730       112,537
  Delta Air Lines                            896        10,582
  Deluxe Corp.                               448        18,516
  Donnelley (R.R.) & Sons                    823        24,813
  Dover Corp.                              1,468        58,353
  Eaton Corp.                                512        55,286
  Emerson Electric                         3,054       197,747
  Equifax Inc.                             1,032        25,284
  FedEx Corporation                        2,163       146,003
  Fluor Corp.                                583        23,110
  General Dynamics                         1,459       131,879
  General Electric                        72,563     2,248,002
  Goodrich Corporation                       835        24,791
  Grainger (W.W.) Inc.                       663        31,420
  Honeywell International Inc.             6,206       207,467
  Illinois Tool Works                      2,223       186,532
  Ingersoll-Rand Co. Ltd.                  1,228        83,357
  ITT Industries, Inc.                       667        49,498
  Lockheed Martin Corp.                    3,308       170,031
  Masco Corp.                              3,567        97,771
  Monster Worldwide*                         807        17,722
  Navistar International Corp.*              462        22,125
  Norfolk Southern Corp.                   2,821        66,717
  Northrop Grumman Corp.                   1,320       126,191
  PACCAR Inc.                                841        71,585
  Pall Corp.                                 891        23,905
  Parker-Hannifin                            857        50,991
  Pitney-Bowes                             1,716        69,704
  Power-One Inc.*                            570         6,173
  Raytheon Co.                             2,943        88,408
  Robert Half International*               1,258        29,362
  Rockwell Automation, Inc.                1,348        47,989
  Rockwell Collins                         1,325        39,790
  Ryder System                               453        15,470
  Southwest Airlines                       5,616        90,642
  Textron Inc.                               997        56,889
  Thomas & Betts Corp.                       423         9,682
  Tyco International                      14,465       383,323
  Union Pacific                            1,837       127,635
  United Parcel Service                    8,097       603,631
  United Technologies                      3,434       325,440
  Waste Management Inc.                    4,413       130,625
                                                   -----------
                                                     8,104,580
                                                   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                          SHARES         VALUE
                                         ----------------------

INFORMATION TECHNOLOGY - 16.55%
  ADC Telecommunications*                  5,775   $    17,152
  Adobe Systems Incorporated               1,715        67,400
  Advanced Micro Devices*                  2,500        37,250
  Agilent Technologies*                    3,384        98,948
  Altera Corp.*                            2,776        63,015
  Analog Devices*                          2,653       121,109
  Andrew Corp*                             1,112        12,799
  Apple Computer*                          2,602        55,605
  Applied Materials, Inc.*                11,928       267,784
  Applied Micro Circuits*                  2,191        13,102
  Autodesk, Inc.                             818        20,106
  Automatic Data Processing Inc.           4,344       172,066
  Avaya Inc.*                              2,637        34,123
  BMC Software*                            1,707        31,836
  Broadcom Corporation*                    2,000        68,180
  CIENA Corp.*                             3,130        20,783
  Cisco Systems, Inc.*                    50,071     1,216,225
  Citrix Systems, Inc.*                    1,241        26,322
  Computer Associates International        4,160       113,734
  Computer Sciences Corp.*                 1,329        58,782
  Compuware Corporation*                   2,748        16,598
  Comverse Technology, Inc.*               1,366        24,028
  Concord EFS Inc.*                        3,680        54,611
  Convergys Corp.*                         1,258        21,965
  Corning Inc.*                            9,659       100,743
  Dell Inc.*                              18,783       637,871
  Electronic Arts Inc.*                    2,050        97,949
  Electronic Data Systems                  3,457        84,835
  EMC Corp.*                              17,473       225,751
  First Data                               5,455       224,146
  FIserv Inc.*                             1,388        54,840
  Gateway Inc*                             2,350        10,810
  Hewlett-Packard                         22,123       508,165
  Intel Corporation                       47,433     1,527,343
  International Business Machines         12,553     1,163,412
  Intuit Inc.*                             1,489        78,783
  Jabil Circuit*                           1,436        40,639
  JDS Uniphase Corporation*               10,256        37,434
  KLA-Tencor Corporation*                  1,369        80,319
  Lexmark International Inc*                 914        71,877
  Linear Technology Corporation            2,263        95,204
  LSI Logic*                               2,696        23,914
  Lucent Technologies*                    30,121        85,544
  Maxim Integrated Products, Inc.          2,325       115,785
  Mercury Interactive Corporation*           613        29,816
  Micron Technology*                       4,393        59,174
  Microsoft Corporation                   78,519     2,162,413
  Molex Inc.                               1,394        48,637
  Motorola Inc.                           16,703       235,011
  National Semiconductor*                  1,312        51,706
  NCR Corp.*                                 708        27,470
  Network Appliance, Inc.*                 2,444        50,175
  Novell Inc.*                             2,618        27,541
  Novellus Systems, Inc.*                  1,079        45,372
  NVIDIA Corporation*                      1,110        25,808
  Oracle Corporation*                     38,233       504,676
  Parametric Technology Corp.*             1,807         7,120
  Paychex, Inc.                            2,718       101,110
  PeopleSoft, Inc.*                        2,695        61,446
  PerkinElmer                                919   $15,687
  PMC-Sierra Inc.*                         1,214        24,462
  QLogic Corporation*                        678        34,985
  QUALCOMM Incorporated                    5,695       307,131
  Sabre Holding Corp.                      1,036        22,367
  Sanmina-SCI Corporation*                 3,830        48,296
  Scientific-Atlanta                       1,120        30,576
  Siebel Systems, Inc.*                    3,513        48,725
  Solectron*                               5,989        35,395
  Sun Microsystems, Inc.*                 22,652       101,707
  SunGard Data Systems*                    2,054        56,916
  Symantec Corporation*                    2,100        72,765
  Symbol Technologies                      1,677        28,325
  Tektronix Inc.                             588        18,581
  Tellabs, Inc.*                           2,987        25,180
  Teradyne Inc.*                           1,329        33,823
  Texas Instruments                       12,558       368,954
  Thermo Electron*                         1,186        29,887
  Unisys Corp.*                            2,355        34,972
  VERITAS Software Corporation*            2,984       110,885
  Waters Corporation*                        937        31,071
  Xerox Corp.*                             5,344        73,747
  Xilinx, Inc.*                            2,447        94,797
  Yahoo, Inc.*                             4,684       211,576
                                                   -----------
                                                    13,197,172
                                                   -----------
MATERIALS - 2.81%
  Air Products & Chemicals                 1,648        87,064
  Alcoa Inc                                6,121       232,598
  Allegheny Technologies Inc                 587         7,760
  Ball Corp.                                 413        24,602
  Bemis Company                              385        19,250
  Boise Cascade                              423        13,900
  Dow Chemical                             6,611       274,819
  Du Pont (E.I.)                           7,203       330,546
  Eastman Chemical                           561        22,176
  Ecolab Inc.                              1,880        51,456
  Engelhard Corp.                            928        27,794
  Freeport-McMoRan Copper & Gold           1,051        44,279
  Georgia-Pacific Group                    1,813        55,605
  Great Lakes Chemical Corp.                 364         9,897
  Hercules Inc*                              793         9,675
  International Flavors & Fragrances         685        23,920
  International Paper                      3,478       149,937
  Louisiana-Pacific Corp.*                   759        13,571
  MeadWestvaco Corporation                 1,451        43,167
  Monsanto Co.                             1,899        54,653
  Newmont Mining Corp.                     2,915       141,698
  Nucor Corp.                                568        31,808
  Pactiv Corp.*                            1,150        27,485
  Phelps Dodge*                              645        49,078
  PPG Industries                           1,229        78,681
  Praxair, Inc.                            2,346        89,617
  Rohm & Haas                              1,603        68,464
  Sealed Air Corp.*                          609        32,971
  Sigma-Aldrich Corporation                  520        29,734
  Temple-Inland                              390        24,440
  United States Steel Corp.                  742        25,985
  Vulcan Materials                           736        35,011

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                          SHARES         VALUE
                                         ----------------------
MATERIALS - 2.81% (CONTINUED)
  Weyerhaeuser Corp.                       1,589   $   101,696
  Worthington Industries Inc.                622        11,215
                                                   -----------
                                                     2,244,552
                                                   -----------
TELECOMMUNICATION SERVICES - 3.21%
  ALLTEL Corp.                             2,255       105,038
  AT&T Corp.                               5,586       113,396
  AT&T Wireless Services*                 19,678       157,227
  BellSouth                               13,481       381,512
  Century Telephone                        1,034        33,729
  Citizens Communications*                 2,051        25,473
  Nextel Communications, Inc.*             7,983       224,003
  Qwest Communications International*     11,753        50,773
  SBC Communications Inc.                 24,059       627,218
  Sprint Corp. FON                         6,486       106,500
  Sprint Corp. PCS*                        7,244        40,711
  Verizon Communications                  19,852       696,408
                                                   -----------
                                                     2,561,988
                                                   -----------
UTILITIES - 2.56%
  AES Corp.*                               3,943        37,222
  Allegheny Energy Inc*                      912        11,637
  Ameren Corporation                       1,114        51,244
  American Electric Power                  2,819        86,008
  Calpine Corp.*                           2,741        13,184
  CenterPoint Energy                       2,205        21,366
  CINergy Corp.                            1,220        47,348
  CMS Energy*                              1,045         8,903
  Consolidated Edison                      1,549        66,622
  Constellation Energy Group               1,196        46,835
  Dominion Resources                       2,228       142,214
  DTE Energy Co.                           1,215        47,872
  Duke Energy                              6,464       132,189
  Dynegy Inc.*                             2,693        11,526
  Edison International                     2,364        51,843
  El Paso Corp.                            4,343        35,569
  Entergy Corp.                            1,611        92,036
  Exelon Corp.                             2,343       155,481
  FirstEnergy Corp.                        2,158        75,962
  FPL Group                                1,324        86,616
  Keyspan Energy                           1,114        40,995
  Kinder Morgan                              883        52,185
  NICOR Inc.                                 320   $    10,893
  NiSource Inc.                            1,768        38,790
  Peoples Energy                             258        10,846
  PG&E Corp.*                              2,934        81,477
  Pinnacle West Capital                      656        26,254
  PPL Corp.                                1,193        52,195
  Progress Energy, Inc.                    1,718        77,757
  Public Service Enterprise Group, Inc.    1,613        70,649
  Sempra Energy                            1,486        44,669
  Southern Co.                             5,173       156,484
  TECO Energy                              1,275        18,373
  TXU Corp.                                2,336        55,410
  Williams Cos.                            3,755        36,875
  Xcel Energy Inc                          2,891        49,089
                                                   -----------
                                                     2,044,618
                                                   -----------
    Total Common Stocks
       (cost $49,312,672)                           74,495,484
                                                   -----------

UNIT INVESTMENT TRUST(3) - 2.04%
  S&P 500 Depositary Receipts             14,625     1,627,470
                                                   -----------
    Total Unit Investment Trust
       (cost $1,451,319)                             1,627,470
                                                   -----------

SHORT-TERM INVESTMENTS(3) - 4.45%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 3.45%                      2,752,084     2,752,084
                                                   -----------


                                         PRINCIPAL       VALUE
                                         ----------------------
U.S. TREASURY BILL - 1.00%
  (.870% due 12/31/31)                    $800,000  $   798,542
                                                    -----------
    Total Short-Term Investments
       (cost $3,550,626)                              3,550,626
                                                    -----------
TOTAL INVESTMENTS - 99.88%
  (cost $54,314,617)(1)                              79,673,580
                                                    -----------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 2.20%                                  1,751,467
                                                    -----------
OTHER ASSETS AND LIABILITIES - (2.08%)               (1,658,911)
                                                    -----------
TOTAL NET ASSETS - 100.00%                          $79,766,136
                                                    ===========

*    Non-income producing

(1) For federal income tax purposes, cost is $54,692,607 and gross unrealized appreciation and depreciation of securities as of December 31, 2003 was $30,655,606 and ($5,674,633),
     respectively, with a net appreciation/depreciation of $24,980,973.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $1,908,524, $1,751,467, and $208,208, respectively.

(3) Securities and other assets with an aggregate value of $3,609,450 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2003:

                                                UNREALIZED
                                                APPRECIATION/
TYPE                          CONTRACTS        (DEPRECIATION)
-------------------------------------------------------------
S&P 500 Index (03/04)            13              $136,338

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
S&P 500 INDEX PORTFOLIO                    FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS
   Investments in securities, at value             $79,673,580
   Cash                                                    603
   Collateral for securities loaned,
      at fair value                                  1,751,467
   Receivables:
      Securities sold                                   77,784
      Interest and dividends                           109,570
   Variation margin                                      9,425
   Prepaid expenses and other                            4,789
                                                   -----------
                                                    81,627,218
                                                   -----------
LIABILITIES
   Payables:
      Shares redeemed                                   15,316
      Payable upon return of securities loaned       1,751,467
      Advisory fees                                     34,588
      Administration expenses                            6,571
      Directors' fees                                    2,435
      Custodian fees                                     8,181
      Fund accounting fees                               6,087
      Professional fees                                 15,663
      Royalty fees                                      12,596
      Other accrued expenses                             8,178
                                                   -----------
                                                     1,861,082
                                                   -----------
NET ASSETS*
   Paid-in capital                                  56,802,135
   Accumulated undistributed net
      investment income                                768,917
   Accumulated net realized gain / (loss)
      on investments and futures contracts          (3,300,217)
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts          25,495,301
                                                   -----------
                                                   $79,766,136
                                                   ===========
Shares authorized ($.10 par value)                  30,000,000

Shares outstanding                                   1,089,509

Net asset value, offering and
   redemption price per share                      $     73.21

Investments at cost                                $54,314,617

*FEDERAL TAX DATA
  Undistributed ordinary income                    $   768,917
  Unrealized appreciation                          $24,980,973

            CAPITAL LOSS CARRYFORWARD EXPIRING DECEMBER 31,:
------------------------------------------------------------
                            2010            2011
                            ----            ----
                        $ (2,785,889)      $ --

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
   Interest                                       $    22,613
   Dividends                                        1,187,656
   Foreign dividend taxes withheld                        (14)
   Other income                                         3,036
                                                  -----------
                                                    1,213,291
                                                  -----------
EXPENSES
   Advisory fees                                      205,636
   Administration expenses                             68,545
   Custodian fees and expenses                          2,560
   Fund accounting fees                                34,840
   Professional fees                                   16,780
   Directors' fees                                      6,323
   Transfer agent fees                                  7,365
   Royalty fee                                         11,501
   Other expenses                                      16,023
                                                  -----------
                                                      369,573
   Reimbursements and waivers                         (14,135)
                                                  -----------
                                                      355,438
                                                  -----------
NET INVESTMENT INCOME / (LOSS)                        857,853
                                                  -----------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                    (796,361)
   Net realized gain / (loss) on
      futures contracts                               719,863
                                                  -----------
                                                      (76,498)
                                                  -----------
   Net change in unrealized appreciation /
      (depreciation) on investments and
      futures contracts                            16,453,104
                                                  -----------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                   16,376,606
                                                  -----------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                     $17,234,459
                                                  ===========

TRANSACTIONS WITH AFFILIATES:

         PERCENT OF CURRENT
           NET ASSET VALUE
--------------------------------------
            ADMINISTRATION   EXPENSE
ADVISORY FEE     FEE        LIMIT(1)(2)  WAIVER     REIMBURSEMENT
-----------------------------------------------------------------
   0.30%         0.10%       0.30%       $14,135      $--

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.
(2) Effective July 1, 2003, the Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the portfolio to the extent necessary, to limit all expenses to 0.48% of the average daily net assets of the portfolio until December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31,

                                          2003            2002
                                      ---------------------------
OPERATIONS
   Net investment income/(loss)        $   857,853   $   803,535
   Net realized gain/(loss) on
   investments and futures                 (76,498)   (2,853,281)
   Net change in unrealized
   appreciation/(depreciation)
   on investments and
   futures contracts                    16,453,104   (18,572,961)
                                       -----------   -----------
                                        17,234,459   (20,622,707)
                                       -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS*
  Net investment income                   (639,600)     (474,970)
  Net realized gain on investments              --      (131,130)
                                       -----------   -----------
                                          (639,600)     (606,100)
                                       -----------   -----------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold             5,202,483     5,556,938
   Reinvestment of distributions           639,600       606,100
   Payments for shares redeemed         (7,008,986)  (13,234,591)
                                       -----------   -----------
                                        (1,166,903)   (7,071,553)
                                       -----------   -----------
NET INCREASE/(DECREASE) IN NET ASSETS   15,427,956   (28,300,360)
NET ASSETS
   Beginning of period                  64,338,180    92,638,540
                                       -----------   -----------
   End of period                       $79,766,136   $64,338,180
                                       ===========   ===========
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME                  $   768,917   $   544,576
                                       ===========   ===========
FUND SHARE TRANSACTIONS
   Sold                                     80,322        84,204
   Reinvestment of distributions            11,667         8,222
   Redeemed                               (115,207)     (212,256)
                                       -----------   -----------
   Net increase/(decrease) from
   fund share transactions                 (23,218)     (119,830)
                                       ===========   ===========
TOTAL COST OF PURCHASES OF:
   Common Stocks                       $   549,229   $ 7,928,627
                                       -----------   -----------
                                       $   549,229   $ 7,928,627
                                       ===========   ===========
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                       $ 3,535,197   $12,159,445
                                       -----------   -----------
                                       $ 3,535,197   $12,159,445
                                       ===========   ===========
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                     $   639,600   $   474,970
   Long-term capital gains                      --       131,130
                                       -----------   -----------
                                       $   639,600   $   606,100
                                       ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                S&P MIDCAP 400 INDEX PORTFOLIO

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's MidCap 400 Composite Stock Index (the "Index").

STRATEGY - The Summit Pinnacle S&P MidCap 400 Index Portfolio (the "Portfolio") will remain fully invested in stocks included in the Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

For the year ended December 31, 2003, the Portfolio's total return was 34.74% (before the impact of any product or contract-level fees). This compares to a 35.59% total return for the Index. The difference of 0.85% is referred to as "tracking error" and is largely attributed to the Portfolio's 0.60% operating expense ratio. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. Accordingly, the Portfolio met its objectives for the period presented.

                                    FUND DATA

     Manager:                          Team Managed
     Inception Date:                   May 3, 1999
     Total Net Assets:                 $39.94 Million
     Number of Equity Holdings:        400
     Median Cap Size:                  $2.08 Billion
     Average Price-to-book Ratio:      2.44x
     Dividend Yield:                   1.01%

[CHART]

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

Summit S&P MidCap 400 Index Portfolio - Average Annual Total Return

1-YEAR    3-YEAR    SINCE INCEPTION
34.74%     4.13%         8.37%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Separate account expenses are not included.

                           SUMMIT S&P MIDCAP 400        S&P
                               INDEX PORTFOLIO     MIDCAP 400 INDEX
Apr-99                              $10,000             $ 10,000
May-99                              $ 9,930             $ 10,043
Jun-99                              $10,430             $ 10,580
Jul-99                              $10,180             $ 10,354
Aug-99                              $ 9,830             $  9,999
Sep-99                              $ 9,500             $  9,691
Oct-99                              $ 9,960             $ 10,184
Nov-99                              $10,480             $ 10,719
Dec-99                              $11,114             $ 11,355
Jan-00                              $10,782             $ 11,036
Feb-00                              $11,556             $ 11,808
Mar-00                              $12,513             $ 12,796
Apr-00                              $11,992             $ 12,349
May-00                              $11,851             $ 12,196
Jun-00                              $12,003             $ 12,375
Jul-00                              $12,187             $ 12,570
Aug-00                              $13,551             $ 13,974
Sep-00                              $13,443             $ 13,878
Oct-00                              $12,966             $ 13,408
Nov-00                              $12,003             $ 12,396
Dec-00                              $12,891             $ 13,343
Jan-01                              $13,172             $ 13,641
Feb-01                              $12,405             $ 12,863
Mar-01                              $11,480             $ 11,908
Apr-01                              $12,731             $ 13,221
May-01                              $13,029             $ 13,529
Jun-01                              $12,961             $ 13,475
Jul-01                              $12,756             $ 13,274
Aug-01                              $12,334             $ 12,840
Sep-01                              $10,807             $ 11,243
Oct-01                              $11,271             $ 11,741
Nov-01                              $12,102             $ 12,614
Dec-01                              $12,729             $ 13,265
Jan-02                              $12,661             $ 13,198
Feb-02                              $12,666             $ 13,213
Mar-02                              $13,561             $ 14,158
Apr-02                              $13,487             $ 14,092
May-02                              $13,254             $ 13,854
Jun-02                              $12,270             $ 12,839
Jul-02                              $11,067             $ 11,595
Aug-02                              $11,116             $ 11,653
Sep-02                              $10,215             $ 10,715
Oct-02                              $10,658             $ 11,179
Nov-02                              $11,271             $ 11,825
Dec-02                              $10,801             $ 11,339
Jan-03                              $10,482             $ 11,008
Feb-03                              $10,226             $ 10,746
Mar-03                              $10,307             $ 10,836
Apr-03                              $11,049             $ 11,622
May-03                              $11,961             $ 12,584
Jun-03                              $12,104             $ 12,744
Jul-03                              $12,527             $ 13,197
Aug-03                              $13,085             $ 13,794
Sep-03                              $12,880             $ 13,583
Oct-03                              $13,848             $ 14,610
Nov-03                              $14,321             $ 15,119
Dec-03                              $14,553             $ 15,374

                     TOP 10 EQUITY HOLDINGS

                                             (% OF NET ASSETS)
                                             -----------------
     S&P MidCap 400 Depositary Receipts              2.19%
     M&T Bank Corp.                                  1.17%
     Gilead Sciences, Inc.                           1.16%
     Lennar Corp                                     0.75%
     Washington Post                                 0.75%
     New York Community Bancorp                      0.72%
     Affiliated Computer                             0.72%
     Coach, Inc.                                     0.70%
     Sovereign Bancorp                               0.69%
     Microchip Technology Incorporated               0.68%

[CHART]
                       SECTOR ALLOCATIONS

Consumer Discretionary                             15.9%
Consumer Staples                                    4.4%
Energy                                              6.1%
Financials                                         19.4%
Health Care                                        11.9%
Industrials                                        11.5%
Information Technology                             15.6%
Materials                                           4.3%
Utilities                                           6.1%
Short-Term, Futures, & Other                        4.8%

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL HIGHLIGHTS             S&P MIDCAP 400 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                                  PERIOD FROM
                                                                 MAY 3, 1999(1)
                                                                     TO
                                  YEAR ENDED DECEMBER 31,         DECEMBER 31,
                          --------------------------------------  -----------
                             2003      2002      2001      2000      1999
                           -------   -------   -------   -------   -------
Net asset value,
 beginning of period       $ 39.29   $ 46.70   $ 59.55   $ 55.20   $ 50.00
                           -------   -------   -------   -------   -------
Investment Activities:
   Net investment
   income/(loss)              0.29      0.22      0.30      1.10      0.50
   Net realized and
   unrealized gains/
   (losses)                  13.28     (7.25)    (1.00)     7.20      5.05
                           -------   -------   -------   -------   -------
Total from Investment
 Activities                  13.57     (7.03)    (0.70)     8.30      5.55
                           -------   -------   -------   -------   -------
DISTRIBUTIONS:
Net investment income        (0.24)    (0.23)    (0.20)    (1.20)    (0.35)
Net realized gains              --     (0.15)   (11.95)    (2.75)       --
                           -------   -------   -------   -------   -------
Total Distributions          (0.24)    (0.38)   (12.15)    (3.95)    (0.35)
                           -------   -------   -------   -------   -------
Net asset value,
 end of period             $ 52.62   $ 39.29   $ 46.70   $ 59.55   $ 55.20
                           =======   =======   =======   =======   =======
Total return                 34.74%   -15.15%    -1.25%    15.99%    11.14%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses
 to average net
 assets - net (2)             0.60%     0.60%     0.60%     0.60%     0.60%(3)
Ratio of expenses
 to average net
 assets - gross               0.67%     0.81%     0.82%     0.77%     0.69%(3)
Ratio of net investment
 income / (loss) to
 average net assets           0.58%     0.53%     0.65%     1.44%     1.69%(3)
Portfolio turnover rate       8.54%    27.73%    18.57%   146.33%    47.55%(3)
Net assets,
end of period (000's)      $39,944   $23,180   $20,588   $15,054   $23,963


(1)  COMMENCEMENT OF OPERATIONS.
(2)  NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES
     WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3)  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
S&P MIDCAP 400 INDEX PORTFOLIO          SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003

                                          SHARES        VALUE
                                       -------------------------
COMMON STOCKS - 95.78%
CONSUMER DISCRETIONARY - 15.85%
  99(Cents) Only Stores*                    2,826   $    76,952
  Abercrombie & Fitch Co.*                  3,867        95,554
  American Eagle Outfitters*                2,815        46,166
  Applebee's International                  2,202        86,473
  Arvinmeritor Inc                          2,714        65,462
  Bandag Inc                                  767        31,600
  Barnes & Noble*                           2,562        84,162
  Belo Corp.                                4,501       127,558
  BLYTH Inc.                                1,821        58,673
  Bob Evans Farms Inc                       1,372        44,535
  Borders Group                             3,062        67,119
  Borg Warner Inc.                          1,070        91,025
  Boyd Gaming Corp.                         2,539        40,979
  Brinker International*                    3,846       127,533
  Callaway Golf Co                          2,992        50,415
  CarMax Inc.*                              4,098       126,751
  Catalina Marketing Corp*                  2,116        42,659
  CBRL Group                                1,928        73,765
  Cheesecake Factory*                       2,037        89,689
  Chico's FAS*                              3,423       126,480
  Claire's Stores Inc.                      3,872        72,948
  Coach, Inc.*                              7,395       279,161
  D.R. Horton                               6,156       266,309
  Dollar Tree Stores, Inc.*                 4,531       136,202
  Emmis Communications Corp*                2,155        58,293
  Entercom Communications*                  2,035       107,774
  Extended Stay America Inc                 3,764        54,503
  Furniture Brands International            2,210        64,819
  Gentex Corporation                        3,029       133,761
  GTECH Holdings Corp.                      2,295       113,580
  Harte-Hanks, Inc.                         3,519        76,538
  Hovnanian Enterprises Inc.*               1,185       103,166
  International Speedway                    2,109        94,188
  Krispy Kreme Doughnuts*                   2,307        84,436
  Lear Corporation                          2,660       163,138
  Lee Enterprises                           1,766        77,086
  Lennar Corp                               3,122       299,712
  Mandalay Resort Group                     2,351       105,137
  Media General                               926        60,283
  Michaels Stores                           2,642       116,776
  Modine Manurfacturing Co                  1,354        36,531
  Mohawk Industries*                        2,627       185,309
  Neiman-Marcus Group                       1,885       101,168
  O'Reilly Automotive*                      2,136        81,937
  Outback Steakhouse                        2,969       131,259
  Park Place Entertainment                 11,973       129,668
  Payless Shoesource Inc.*                  2,698        36,153
  PETsMART, Inc.                            5,605       133,399
  Pier 1 Imports                            3,552        77,647
  Reader's Digest Association               3,927        57,570
  Rent-A-Center*                            3,257        97,319
  Ross Stores, Inc.                         6,062       160,219
  Ruby Tuesday, Inc.                        2,536        72,251
  SAKS Inc.*                                5,661        85,141
  Scholastic Corp.*                         1,554   $    52,898
  Six Flags Inc.*                           3,668        27,583
  Superior Industries                       1,056        45,957
  Timberland Co*                            1,409        73,367
  Toll Brothers*                            2,894       115,065
  Unifi, Inc.*                              2,132        13,751
  Washington Post                             378       299,149
  Westwood One, Inc.*                       4,008       137,113
  Williams-Sonoma Inc.*                     4,614       160,428
                                                    -----------
                                                      6,332,242
                                                    -----------
CONSUMER STAPLES - 4.44%
  BJ's Wholesale Club*                      2,746        63,048
  Church & Dwight                           1,595        63,162
  Constellation Brands*                     4,140       136,330
  Dean Foods*                               6,134       201,625
  Dial Corporation                          3,800       108,186
  Energizer Holdings Inc.*                  3,348       125,751
  Hormel Foods Corp.                        5,480       141,439
  Interstate Bakeries Corp                  1,774        25,244
  J.M. Smucker Co.                          1,978        89,584
  Lancaster Colony                          1,419        64,082
  Longs Drug Stores Corp                    1,480        36,615
  PepsiAmericas, Inc.                       5,710        97,755
  Ruddick Corp.                             1,831        32,775
  Sensient Technologies Corp                1,862        36,812
  Smithfield Foods*                         4,323        89,486
  Tootsie Roll                              2,055        73,980
  Tyson Foods                              13,892       183,930
  Universal Corp.                             983        43,419
  Whole Foods Market, Inc.                  2,353       157,957
                                                    -----------
                                                      1,771,180
                                                    -----------
ENERGY - 6.15%
  Cooper Cameron Corp*                      2,171       101,169
  ENSCO International                       5,937       161,308
  FMC Technologies*                         2,612        60,860
  Forest Oil Corp*                          2,108        60,226
  Grant Prideco*                            4,813        62,665
  Hanover Compressor Co.*                   2,888        32,201
  Helmerich & Payne                         1,985        55,441
  Murphy Oil                                3,639       237,663
  National-Oilwell Inc.*                    3,365        75,241
  Noble Energy, Inc                         2,236        99,345
  Overseas Shipholding Group Inc            1,377        46,887
  Patterson-UTI Energy, Inc.*               3,200       105,344
  Pioneer Natural Resources*                4,669       149,081
  Pogo Producing                            2,517       121,571
  Pride International*                      5,355        99,817
  Smith International*                      3,964       164,585
  Tidewater Inc.                            2,402        71,772
  Valero Energy                             4,685       217,103
  Varco International*                      3,860        79,632
  Weatherford International Ltd.*           5,202       187,272
  Western Gas Resources Inc.                1,314        62,087
  XTO Energy Inc.                           7,278       205,967
                                                    -----------
                                                      2,457,237
                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES       VALUE
                                      -------------------------
FINANCIALS - 19.44%
  A.G. Edwards                              3,150   $   114,125
  Allmerica Financial Corp*                 2,103        64,709
  AMB Property Corp                         3,235       106,367
  American Financial Group                  2,760        73,030
  AmeriCredit Corp.*                        6,195        98,686
  Amerus Group Co                           1,548        54,134
  Associated Banc-Corp.                     2,915       124,325
  Astoria Financial                         3,188       118,594
  Bank of Hawaii Corp.                      2,324        98,073
  Banknorth Group Inc                       6,390       207,867
  Brown & Brown Inc.                        2,709        88,340
  City National Corp.                       1,921       119,333
  Colonial BancGroup                        4,924        85,284
  Commerce Bancorp.                         2,968       156,354
  Compass Bancshares                        4,978       195,685
  Cullen Frost Bankers                      2,038        82,682
  Dime Bancorp                              1,500           255
  E*Trade Financial Corp.*                 14,352       181,553
  Eaton Vance                               2,740       100,394
  Everest Re Group                          2,196       185,782
  Fidelity National Financial               5,821       225,738
  First American Corp.                      3,084        91,811
  FirstMerit Corp.                          3,347        90,269
  Gallagher (Arthur J.)                     3,589       116,607
  GATX Corp.                                1,944        54,393
  Greater Bay Bancorp                       2,061        58,697
  Greenpoint Financial Corp.                5,281       186,525
  HCC Insurance Holdings                    2,525        80,295
  Hibernia Corp.                            6,182       145,339
  Highwoods Properties Inc                  2,103        53,416
  Horace Mann Educators Corp.               1,694        23,665
  Hospitality Properties Trust              2,480       102,374
  Independence Community Bank               2,167        77,947
  IndyMac Bancorp                           2,199        65,508
  Investment Technology Group*              1,873        30,249
  Investors Financial Services              2,580        99,098
  LaBranche & Co.                           2,361        27,553
  Legg Mason                                2,605       201,054
  Leucadia National Corp                    2,806       129,357
  Liberty Property Trust                    3,140       122,146
  M&T Bank Corp.                            4,738       465,745
  Mack-Cali Realty                          2,301        95,768
  Mercantile Bankshares                     3,148       143,486
  National Commerce Financial               8,106       221,132
  New Plan Excel Realty Trust               3,862        95,276
  New York Community Bancorp                7,586       288,647
  Ohio Casualty Corp.*                      2,410        41,838
  Old Republic International                7,179       182,059
  PMI Group                                 3,719       138,458
  Protective Life Corp.                     2,729        92,349
  Provident Financial Group Inc.            1,937        61,887
  Radian Group                              3,706       180,668
  Raymond James Financial                   1,926        72,610
  SEI Investments                           4,155       126,603
  Silicon Valley Bancshares*                1,367        49,307
  Sovereign Bancorp                        11,581       275,049
  StanCorp Financial Group                  1,153        72,500
  TCF Financial                             2,832   $   145,423
  The MONY Group*                           1,860        58,199
  United Dominion Realty Trust              5,002        96,038
  Unitrin, Inc.                             2,676       110,813
  W. R. Berkley Corp.                       3,297       115,230
  Waddell & Reed Financial Investment       3,280        76,948
  Washington Federal Inc.                   2,765        78,525
  Webster Financial Corp.                   1,809        82,961
  Westamerica Bancorp                       1,296        64,411
  Wilmington Trust Corp.                    2,610        93,960
                                                    -----------
                                                      7,763,503
                                                    -----------
HEALTH CARE - 11.86%
  AdvancePCS*                               3,647       192,051
  Apogent Technologies*                     3,644        83,958
  Apria Healthcare Group Inc.*              2,021        57,539
  Barr Pharmaceuticals, Inc.*               2,646       203,610
  Beckman Coulter Inc.                      2,415       122,754
  Charles River Labs*                       1,807        62,034
  Community Health Systems*                 3,903       103,742
  Covance Inc.*                             2,438        65,338
  Coventry Health Care Inc.*                2,372       152,970
  Cytyc Corp*                               4,344        59,773
  DENTSPLY International Inc.               3,127       141,247
  Edwards Lifesciences Corp.*               2,453        73,786
  First Health Group Corp.*                 3,758        73,131
  Gilead Sciences, Inc.*                    7,982       464,073
  Health Net, Inc.*                         4,602       150,485
  Henry Schein, Inc.*                       1,722       116,373
  Hillenbrand Industries                    2,448       151,923
  IVAX Corp.*                               7,754       185,166
  Lifepoint Hospitals Inc*                  1,537        45,265
  Lincare Holdings Inc.*                    3,903       117,207
  Millennium Pharmaceuticals, Inc.*        11,839       221,034
  Mylan Laboratories                       10,630       268,514
  Omnicare, Inc.                            4,015       162,166
  Oxford Health Plans                       3,286       142,941
  PacifiCare Health Systems*                1,639       110,796
  Patterson Dental Company*                 2,703       173,424
  Perrigo Co.                               2,773        43,592
  Pharmaceutical Resources Inc.*            1,339        87,236
  Protein Design Labs Inc.*                 3,710        66,409
  Sepracor Inc.*                            3,355        80,285
  SICOR Inc.*                               4,710       128,112
  STERIS Corp.*                             2,746        62,060
  Triad Hospitals*                          2,981        99,178
  Universal Health Services                 2,295       123,287
  Valeant Pharmaceuticals International     3,292        82,794
  Varian Medical Systems*                   2,704       186,846
  Vertex Pharmaceuticals Inc*               3,049        31,191
  VISX Inc.*                                1,901        44,008
                                                    -----------
                                                      4,736,298
                                                    -----------
INDUSTRIALS - 11.52%
  AGCO Corp.*                               2,979        59,997
  Alaska Air Group Inc.*                    1,056        28,818
  Alexander & Baldwin Inc.                  1,641        55,285
  Allete, Inc.                              3,425       104,805

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                          SHARES       VALUE
                                      -------------------------
INDUSTRIALS - 11.52% (CONTINUED)
  Ametek Inc.                               1,311   $    63,269
  Banta Corp                                1,007        40,784
  C.H. Robinson Worldwide, Inc.             3,351       127,036
  Career Education Corporation*             3,927       157,355
  Carlisle Companies                        1,215        73,945
  ChoicePoint Inc.*                         3,406       129,735
  CNF Inc.                                  1,966        66,647
  Copart Inc*                               3,556        58,674
  Corinthian Colleges Inc.*                 1,733        96,285
  DeVRY Inc.*                               2,775        69,736
  Donaldson Co.                             1,718       101,637
  Dun & Bradstreet*                         2,924       148,276
  Dycom Industries Inc.*                    1,897        50,878
  Education Management*                     2,828        87,781
  EGL Inc.*                                 1,874        32,907
  Expeditors International
   of Washington, Inc.                      4,146       156,138
  Fastenal Company                          3,005       150,070
  Federal Signal Corp.                      1,901        33,306
  Flowserve Corporation*                    2,189        45,706
  Graco Inc.                                1,817        72,862
  Granite Construction Inc.                 1,645        38,641
  Harsco Corp.                              1,612        70,638
  HON Industries                            2,293        99,333
  Hubbell Inc.                              2,353       103,767
  J.B. Hunt Transport Services Inc.*        3,134        84,649
  Jacobs Engineering Group*                 2,198       105,526
  JetBlue Airways Corp.*                    4,012       106,398
  Kelly Services                            1,410        40,241
  Kennametal Inc.                           1,401        55,690
  Korn/Ferry International*                 1,489        19,863
  L-3 Communications Holdings*              3,822       196,298
  Manpower Inc.                             3,081       145,053
  Miller (Herman)                           2,884        69,995
  Nordson Corporation                       1,338        46,201
  Pentair Inc.                              1,955        89,344
  Precision Castparts                       2,444       110,982
  Quanta Services Inc.*                     4,626        33,770
  Republic Services                         6,363       163,084
  Rollins Inc.                              1,788        40,319
  Sequa Corp.                                 413        20,237
  Sotheby's Holdings Inc.*                  2,438        33,303
  SPX Corp.*                                3,035       178,488
  Stericycle Inc.*                          1,661        77,569
  Swift Transportation*                     3,304        69,450
  Sylvan Learning Systems Inc.*             1,707        49,145
  Tecumseh Products Co.                       731        35,402
  Teleflex                                  1,568        75,781
  The Brink's Company                       2,150        48,612
  Trinity Industries Inc.                   1,832        56,499
  United Rentals Inc*                       3,049        58,724
  Valassis Communication*                   2,061        60,490
  Viad Corp.                                3,501        87,525
  Werner Enterprises Inc.                   3,165        61,686
  York International                        1,574        57,923
                                                    -----------
                                                      4,602,558
                                                    -----------
INFORMATION TECHNOLOGY - 15.58%
  3Com Corp.*                              14,588   $   119,184
  Activision Inc*                           3,497        63,645
  Acxiom Corp.*                             3,381        62,785
  Adtran Inc.                               3,058        94,798
  Advanced Fibre Communications*            3,393        68,369
  Advent Software Inc*                      1,287        22,433
  Affiliated Computer*                      5,263       286,623
  Arrow Electronics*                        3,995        92,444
  Ascential Software Corp*                  2,302        59,691
  Atmel Corp.*                             18,571       111,612
  Avnet, Inc*                               4,755       102,993
  Avocent Corp.*                            1,838        67,124
  BISYS Group*                              4,753        70,725
  Cabot Microelectronics Corp.*               974        47,726
  Cadence Design Systems*                  10,760       193,465
  CDW Corporation                           3,277       189,280
  Ceridian Corp.*                           5,879       123,106
  Certegy, Inc.                             2,623        86,034
  Checkfree Corp*                           3,138        86,766
  CommScope Inc.*                           2,347        38,327
  Credence Systems Corp*                    2,499        32,887
  Cree Inc.*                                2,903        51,354
  CSG Systems International Inc*            2,072        25,879
  Cypress Semiconductor*                    4,689       100,157
  Diebold, Inc.                             2,872       154,715
  DST Systems Inc.*                         3,304       137,975
  Fair, Isaac Corporation                   1,911        93,945
  Fairchild Semiconductor*                  4,651       116,135
  Gartner, Inc.*                            5,039        56,991
  Harris Corp.                              2,627        99,695
  Henry (Jack) & Assoc.                     3,485        71,721
  Imation Corp.                             1,407        49,456
  Integrated Circuit Systems Inc.*          2,757        78,547
  Integrated Device Technology*             4,124        70,809
  Internet Security Systems Inc.*           1,975        37,189
  Intersil Corporation                      5,475       136,054
  International Rectifier*                  2,544       125,699
  Keane Inc*                                2,529        37,025
  KEMET Corp.*                              3,421        46,833
  Lam Research Corporation*                 5,023       162,243
  Lattice Semiconductor Corp.*              4,456        43,134
  LTX Corp.*                                1,965        29,534
  Macromedia Inc.*                          2,486        44,350
  Macrovision Corporation*                  1,929        43,576
  McData Corp.*                             4,535        43,219
  Mentor Graphics Corp.*                    2,733        39,738
  Micrel Inc*                               3,658        56,992
  Microchip Technology Incorporated         8,118       270,816
  MPS Group Inc*                            4,038        37,755
  National Instruments                      2,045        92,986
  Network Associates, Inc.*                 6,358        95,624
  Newport Corporation*                      1,539        25,440
  Plantronics Inc.*                         1,737        56,713
  Plexus Corp.*                             1,683        28,897
  Polycom Inc.*                             3,907        76,265
  Powerwave Technologies Inc.*              2,501        19,133
  Quantum Corp.*                            7,034        21,946

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                          SHARES      VALUE
                                      -------------------------
INFORMATION TECHNOLOGY - 15.58%(CONTINUED)
  Retek Inc.*                               2,136   $    19,822
  Reynolds & Reynolds                       2,698        78,377
  RF Micro Devices, Inc.*                   7,308        73,445
  RSA Security Inc.*                        2,327        33,043
  SanDisk Corporation*                      3,081       188,372
  Semtech Corp*                             2,907        66,076
  Silicon Laboratories Inc.*                1,951        84,322
  Storage Technology*                       4,341       111,781
  Sybase Inc*                               3,754        77,257
  Synopsys, Inc.*                           6,158       207,894
  Tech Data Corp.*                          2,244        89,064
  Titan Corp*                               3,183        69,421
  Transaction Systems Architects Inc.*      1,413        31,976
  Triquint Semiconductor Inc.*              5,314        37,570
  Varian Inc.*                              1,350        56,336
  Vishay Intertechnology*                   6,324       144,820
  Wind River Systems Inc.*                  3,338        29,241
  Zebra Technologies*                       1,871       124,178
                                                    -----------
                                                      6,221,552
                                                    -----------
MATERIALS - 4.26%
  Airgas Inc.                               2,906        62,421
  Albemarle Corp                            1,634        48,971
  Arch Coal Inc.                            2,082        64,896
  Bowater Inc.                              2,194       101,604
  Cabot Corp.                               2,445        77,849
  Carpenter Technology Corp.                  885        26,169
  Crompton Corporation                      4,418        31,677
  Cytec Industries Inc.*                    1,547        59,389
  Ferro Corp.                               1,615        43,944
  FMC Corp.*                                1,397        47,680
  Glatfelter                                1,733        21,576
  IMC Global Inc                            4,560        45,281
  Longview Fibre Co.                        2,021        24,959
  Lubrizol Corp.                            2,040        66,341
  Lyondell Chemical Co.                     6,891       116,802
  Martin Marietta                           1,939        91,075
  Minerals Technologies Inc.                  797        47,222
  Olin Corp.                                2,313        46,399
  Packaging Corp. of America                4,132        90,326
  Peabody Energy                            2,146        89,510
  Potlatch Corp.                            1,137        39,533
  Rayonier Inc.                             2,125        88,211
  RPM International Inc.                    4,581        75,403
  Scotts Co*                                1,253        74,127
  Sonoco Products                           3,837        94,467
  Valspar Corp                              1,999        98,791
  Wausau-Mosinee Paper Corp.                2,042        27,608
                                                    -----------
                                                      1,702,231
                                                    -----------
TELECOMMUNICATION SERVICES - .55%
  Cincinnati Bell Inc*                      9,691        48,940
  Price Communications Corp.*               2,147        29,478
  Telephone & Data Systems                  2,273       142,176
                                                    -----------
                                                        220,594
                                                    -----------
UTILITIES - 6.13%
  AGL Resources Inc.                        2,525   $    73,478
  Alliant Energy                            4,374       108,913
  Aquila Inc*                               7,753        26,283
  Black Hills Corp                          1,271        37,915
  DPL Incorporated                          5,013       104,671
  Duquesne Light Holdings, Inc.             2,973        54,525
  Energy East                               5,775       129,360
  Equitable Resources                       2,466       105,841
  Great Plains Energy Inc.                  2,741        87,219
  Hawaiian Electric Industries              1,484        70,297
  IDACORP Inc. Hldg. Co.                    1,513        45,269
  MDU Resources                             4,488       106,859
  National Fuel Gas                         3,226        78,843
  Northeast Utilities                       5,291       106,719
  NSTAR                                     2,102       101,947
  OGE Energy Corp.                          3,385        81,883
  ONEOK Inc.                                3,750        82,800
  Pepco Holdings, Inc.                      6,770       132,286
  Phila Suburban                            3,458        76,422
  PNM Resources Inc.                        1,594        44,791
  Puget Energy, Inc.                        3,724        88,519
  Questar Corp.                             3,283       115,397
  SCANA Corp .                              4,394       150,495
  Sierra Pacific Resources*                 4,648        34,116
  Vectren Corporation                       2,957        72,890
  Westar Energy Inc.                        2,861        57,935
  WGL Holdings, Inc.                        1,925        53,496
  Wisconsin Energy                          4,643       155,309
  WPS Resources Corp.                       1,425        65,878
                                                    -----------
                                                      2,450,356
                                                    -----------
    Total Common Stocks
       (cost $32,906,109)                            38,257,751
                                                    -----------
UNIT INVESTMENT TRUST(3) - 2.19%
  S&P MidCap 400 Depositary Receipts        8,310       875,874
                                                    -----------
    Total Unit Investment Trust
       (cost $652,654)                                  875,874
                                                    -----------

                                        PRINCIPAL         VALUE
                                      -------------------------
SHORT-TERM INVESTMENTS(3) - 1.53%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - .78%                         $309,524   $   309,524
                                                   ------------
U.S. TREASURY BILL - .75%
  (.870% due 03/18/04)                    300,000       299,453
                                                   ------------
    Total Short-Term Investments
       (cost $608,977)                                  608,977
                                                   ------------
TOTAL INVESTMENTS - 99.50%
  (cost $34,167,740)(1)                              39,742,602
                                                   ------------
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(2) - 18.46%                           7,375,599
                                                   ------------
OTHER ASSETS AND LIABILITIES - (17.96%)              (7,173,727)
                                                   ------------
TOTAL NET ASSETS - 100.00%                         $ 39,944,474
                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

*    Non-income producing

(1) For federal income tax purposes, cost is $34,917,117 and gross unrealized appreciation and depreciation of securities as of December 31, 2003 was $7,518,163 and ($2,692,678),
     respectively, with a net appreciation / depreciation of $4,825,485.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $7,634,690, $7,375,599, and $510,540, respectively.

(3) Securities and other assets with an aggregate value of $748,865 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2003:

                                                    UNREALIZED
                                                   APPRECIATION/
TYPE                                 CONTRACTS    (DEPRECIATION)
----------------------------------------------------------------
S&P MidCap 400 Index (03/04)             2           $ 6,350
S&P MidCap 400 Index Mini (03/04)        3           $ 5,505

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL STATEMENTS             S&P MIDCAP 400 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS
   Investments in securities, at value              $39,742,602
   Collateral for securities loaned,
      at fair value                                   7,375,599
   Receivables:
      Shares sold                                        83,332
      Securities sold                                   169,904
      Interest and dividends                             25,461
   Prepaid expenses and other                             1,577
                                                    -----------
                                                     47,398,475
                                                    -----------
LIABILITIES
   Payables:
      Shares redeemed                                     9,458
      Payable upon return of securities loaned        7,375,599
      Bank overdraft                                      3,987
      Advisory fees                                      25,497
      Administration expenses                             1,084
      Directors' fees                                     1,116
      Custodian fees                                      4,284
      Fund accounting fees                                6,831
      Professional fees                                  15,338
      Royalty fees                                        2,458
      Variation margin                                    4,660
      Other accrued expenses                              3,689
                                                    -----------
                                                      7,454,001
                                                    -----------
NET ASSETS*
   Paid-in capital                                   35,665,325
   Accumulated undistributed net investment
      income                                            144,166
   Accumulated net realized gain / (loss)
      on investments and futures contracts           (1,451,734)
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts            5,586,717
                                                    -----------
                                                    $39,944,474
                                                    ===========
Shares authorized ($.10 par value)                   20,000,000
Shares outstanding                                      759,172

Net asset value, offering and
   redemption price per share                       $     52.62

Investments at cost                                 $34,167,740
*FEDERAL TAX DATA
   Undistributed ordinary income                    $   144,166
   Unrealized appreciation                          $ 4,825,485

             APITAL LOSS CARRYFORWARD EXPIRING DECEMBER 31,:
---------------------------------------------------------------
                            2010            2011
                            ----            ----
                        $ (690,502)         $ --

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
   Interest                                          $    15,902
   Dividends                                             314,482
   Other income                                            4,314
                                                     -----------
                                                         334,698
                                                     -----------
EXPENSES
   Advisory fees                                          85,201
   Administration expenses                                30,367
   Custodian fees and expenses                             4,262
   Fund accounting fees                                   38,094
   Professional fees                                      19,208
   Directors' fees                                         3,557
   Transfer agent fees                                     7,174
   Royalty fee                                             2,400
   Other expenses                                             10
                                                     -----------
                                                         190,273
   Reimbursements and waivers                            (19,861)
                                                     -----------
                                                         170,412
                                                     -----------
NET INVESTMENT INCOME / (LOSS)                           164,286
                                                     -----------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                         64,426
   Net realized gain/(loss) on futures contracts         363,408
                                                     -----------
                                                         427,834
                                                      ----------
   Net change in unrealized appreciation /
      (depreciation) on investments and
      futures contracts                                8,257,240
                                                     -----------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                       8,685,074
                                                     -----------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                        $ 8,849,360
                                                     ===========

TRANSACTIONS WITH AFFILIATES:

           PERCENT OF CURRENT
            NET ASSET VALUE
-----------------------------------------
               ADMINISTRATION  EXPENSE
ADVISORY FEE        FEE        LIMIT(1)  WAIVER   REIMBURSEMENT
---------------------------------------------------------------
  0.30%           0.10%        0.30%     $ --      $19,861

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31,

                                       2003            2002
                                   ----------------------------
OPERATIONS
 Net investment income/(loss)        $   164,286    $   125,139
                                      ----------     ----------
 Net realized gain/(loss) on
 investments and futures                 427,834       (985,805)
 Net change in unrealized
 appreciation/(depreciation)
 on investments and futures
 contracts                             8,257,240     (3,831,104)
                                      ----------     ----------
                                       8,849,360     (4,691,770)
                                      ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS*
 Net investment income                  (145,257)      (107,543)
 Net realized gain on investments             --        (78,555)
                                      ----------     ----------
                                        (145,257)      (186,098)
                                      ----------     ----------
FUND SHARE TRANSACTIONS
 Proceeds from shares sold            11,661,518     17,798,629
 Reinvestment of distributions           145,257        186,098
 Payments for shares redeemed         (3,746,612)    10,514,264)
                                      ----------     ----------
                                       8,060,163      7,470,463
                                      ----------     ----------
NET INCREASE/(DECREASE)
IN NET ASSETS                         16,764,266      2,592,595
NET ASSETS
   Beginning of period                23,180,208     20,587,613
                                     -----------    -----------
 End of period                       $39,944,474    $23,180,208
                                     ===========    ===========
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME                $   144,166    $    84,660
                                     ===========    ===========
FUND SHARE TRANSACTIONS
 Sold                                    254,665        391,814
 Reinvestment of distributions             3,648          4,246
 Redeemed                                (89,109)      (247,116)
                                     -----------    -----------
 Net increase/(decrease) from
 fund share transactions                 169,204        148,944
                                     ===========    ===========
TOTAL COST OF PURCHASES OF:
 Common Stocks                       $12,157,278    $11,138,872
                                     -----------    -----------
                                     $12,157,278    $11,138,872
                                     ===========    ===========
TOTAL PROCEEDS FROM SALES OF:
 Common Stocks                       $ 2,216,071    $ 5,908,291
                                     -----------    -----------
                                     $ 2,216,071    $ 5,908,291
                                     ===========    ===========
*TAX CHARACTER
OF DISTRIBUTIONS PAID
   Ordinary income                   $   145,257    $   107,543
   Long-term capital gains                    --         78,555
                                     -----------    -----------
                                     $   145,257    $   186,098
                                     ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
BALANCED INDEX PORTFOLIO

OBJECTIVE - Seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Index (the "Index") and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

STRATEGY - The Summit Pinnacle Balanced Index Portfolio (the "Portfolio") will invest approximately 60% of its nets assets in a portfolio of stocks included in the Index and in futures of the Index, and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Lehman Brothers Aggregate Bond Index.

MANAGER'S COMMENTS:

For the year ended December 31, 2003, the Portfolio's total return was 17.70% (before the impact of any product or contract-level fees). This compares to a 18.75% total return for the hypothetical Balanced Index. The difference of 1.05% is referred to as "tracking error" and is largely attributed to the Portfolio's 0.60% operating expense ratio. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. Accordingly, the Portfolio met its objectives for the period presented.

                                    FUND DATA

     Manager:                          Team Managed
     Inception Date:                   May 3, 1999
     Total Net Assets:                 $11.67 Million
     Number of Equity Holdings:        500
     Median Cap Size:                  $9.03 Billion
     Average Price-to-book Ratio:      3.17x
     Dividend Yield:                   1.57%
     Number of Fixed Income Holdings:  28
     Average Duration:                 4.72 years
     Average Maturity                  11.4 years
     Average Credit Quality            GOV/AGN
     Current Yield                     3.68%

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

Summit Balanced Index Portfolio - Average Annual Total Return

1-YEAR    3-YEAR    SINCE INCEPTION
17.70%    -0.05%         0.81%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Separate account expenses are not included.

                                                      LEHMAN
                       SUMMIT                         BROTHERS
                   BALANCED INDEX      S&P 500       AGGREGATE
                      PORTFOLIO         INDEX        BOND INDEX
Apr-99                 $10,000         $10,000         $10,000
May-99                 $ 9,740         $ 9,764         $ 9,912
Jun-99                 $10,050         $10,306         $ 9,880
Jul-99                 $ 9,840         $ 9,985         $ 9,839
Aug-99                 $ 9,810         $ 9,936         $ 9,834
Sep-99                 $ 9,690         $ 9,663         $ 9,948
Oct-99                 $10,076         $10,275         $ 9,985
Nov-99                 $10,197         $10,484         $ 9,984
Dec-99                 $10,531         $11,101         $ 9,936
Jan-00                 $10,187         $10,544         $ 9,903
Feb-00                 $10,108         $10,344         $10,023
Mar-00                 $10,743         $11,356         $10,155
Apr-00                 $10,559         $11,014         $10,126
May-00                 $10,418         $10,788         $10,121
Jun-00                 $10,678         $11,054         $10,332
Jul-00                 $10,613         $10,881         $10,426
Aug-00                 $11,067         $11,557         $10,577
Sep-00                 $10,743         $10,947         $10,643
Oct-00                 $10,743         $10,901         $10,714
Nov-00                 $10,299         $10,041         $10,889
Dec-00                 $10,397         $10,090         $11,091
Jan-01                 $10,678         $10,449         $11,273
Feb-01                 $10,112         $ 9,497         $11,371
Mar-01                 $ 9,742         $ 8,896         $11,428
Apr-01                 $10,168         $ 9,586         $11,380
May-01                 $10,234         $ 9,650         $11,448
Jun-01                 $10,088         $ 9,416         $11,492
Jul-01                 $10,133         $ 9,323         $11,749
Aug-01                 $ 9,793         $ 8,741         $11,884
Sep-01                 $ 9,363         $ 8,035         $12,023
Oct-01                 $ 9,544         $ 8,189         $12,274
Nov-01                 $ 9,907         $ 8,817         $12,105
Dec-01                 $ 9,941         $ 8,894         $12,028
Jan-02                 $ 9,884         $ 8,765         $12,125
Feb-02                 $ 9,807         $ 8,595         $12,243
Mar-02                 $ 9,939         $ 8,919         $12,039
Apr-02                 $ 9,599         $ 8,378         $12,273
May-02                 $ 9,581         $ 8,317         $12,377
Jun-02                 $ 9,141         $ 7,725         $12,484
Jul-02                 $ 8,763         $ 7,123         $12,635
Aug-02                 $ 8,854         $ 7,169         $12,848
Sep-02                 $ 8,319         $ 6,391         $13,056
Oct-02                 $ 8,723         $ 6,953         $12,997
Nov-02                 $ 9,060         $ 7,361         $12,993
Dec-02                 $ 8,820         $ 6,929         $13,262
Jan-03                 $ 8,674         $ 6,748         $13,273
Feb-03                 $ 8,641         $ 6,647         $13,457
Mar-03                 $ 8,689         $ 6,712         $13,446
Apr-03                 $ 9,154         $ 7,264         $13,557
May-03                 $ 9,503         $ 7,646         $13,810
Jun-03                 $ 9,553         $ 7,744         $13,782
Jul-03                 $ 9,527         $ 7,880         $13,319
Aug-03                 $ 9,659         $ 8,034         $13,408
Sep-03                 $ 9,683         $ 7,949         $13,762
Oct-03                 $ 9,966         $ 8,398         $13,634
Nov-03                 $10,024         $ 8,472         $13,667
Dec-03                 $10,381         $ 8,916         $13,806

                             TOP 10 EQUITY HOLDINGS

                                                (% OF NET ASSETS)
                                                -----------------
     General Electric                                   1.80%
     Microsoft Corporation                              1.70%
     Pfizer, Inc.                                       1.63%
     Exxon Mobil Corp.                                  1.59%
     Citigroup Inc.                                     1.44%
     Wal-Mart Stores                                    1.36%
     Intel Corporation                                  1.27%
     Cisco Systems, Inc.                                1.03%
     American International Group                       1.01%
     International Business Machines                    0.93%

[CHART]

                               SECTOR ALLOCATIONS

U.S. Stocks                                             58.7%
Treasuries & Agency Notes                               20.0%
Mortgage-Backed Securities                              10.4%
Corporate Bonds                                          8.2%
Short-Term, Futures, & Other                             2.7%

                    SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
BALANCED INDEX PORTFOLIO                   FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                                    PERIOD FROM
                                                                   MAY 3, 1999(1)
                                                                        TO
                                      YEAR ENDED DECEMBER 31,        DECEMBER 31,
                                -----------------------------        ------------
                                  2003      2002      2001      2000      1999
                                -------   -------   -------   -------   -------
Net asset value,
beginning of period             $ 37.50   $ 43.85   $ 48.05   $ 52.05   $ 50.00
                                -------   -------   -------   -------   -------
Investment Activities:
 Net investment income/(loss)      0.95      1.13      1.10      1.95      0.90
 Net realized and unrealized
 gains / (losses)                  5.57     (6.01)    (3.15)    (2.65)     1.70
                                -------   -------   -------   -------   -------
Total from
Investment Activities              6.52     (4.88)    (2.05)    (0.70)     2.60
                                -------   -------   -------   -------   -------
DISTRIBUTIONS:
Net investment income             (0.97)    (1.47)    (0.60)    (2.30)    (0.55)
Net realized gains                   --        --     (1.55)    (1.00)       --
                                -------   -------   -------   -------   -------
Total Distributions               (0.97)    (1.47)    (2.15)    (3.30)    (0.55)
                                -------   -------   -------   -------   -------
Net asset value,
end of period                   $ 43.05   $ 37.50   $ 43.85   $ 48.05   $ 52.05
                                =======   =======   =======   =======   =======
Total return                      17.70%   -11.27%    -4.38%    -1.28%     5.31%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
average net assets - net (2)       0.60%     0.60%     0.60%     0.60%    0.47%(3)
Ratio of expenses to
average net assets - gross         1.01%     1.10%     0.81%     0.68%    0.50%(3)
Ratio of net investment
income/(loss) to average
net assets                         2.31%     2.78%     2.47%     2.95%    2.94%(3)
Portfolio turnover rate           25.45%    15.34%    35.84%     9.60%  141.58%(3)
Net assets,
end of period (000's)           $11,667   $10,638   $13,004   $14,334   $55,708


(1) COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES
    WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3) ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
SCHEDULE OF INVESTMENTS                                 BALANCED INDEX
PORTFOLIO

DECEMBER 31, 2003

                                         SHARES       VALUE
                                     -------------------------
COMMON STOCKS - 58.66%
CONSUMER DISCRETIONARY - 6.59%
  American Greetings Corp*                   43    $      940
  AutoNation, Inc.*                         175         3,215
  AutoZone Inc.*                             88         7,498
  Bed Bath & Beyond Inc.*                   186         8,063
  Best Buy Co., Inc.                        202        10,552
  Big Lots, Inc.*                            73         1,037
  Black & Decker Corp.                       56         2,762
  Brunswick Corp.                            58         1,846
  Carnival Corp.                            400        15,892
  Centex Corp.                               39         4,198
  Circuit City Group                        134         1,357
  Clear Channel Communications              380        17,795
  Comcast Corp.*                          1,557        51,179
  Cooper Tire & Rubber Co                    49         1,048
  Dana Corp.                                101         1,853
  Darden Restaurants                        123         2,588
  Delphi Corporation                        372         3,798
  Dillards Inc                               62         1,021
  Dollar General                            218         4,576
  Dow Jones & Co.                            59         2,941
  Eastman Kodak                             205         5,262
  eBay Inc.*                                340        21,961
  Family Dollar Stores                      129         4,629
  Federated Department Stores               141         6,645
  Ford Motor                              1,227        19,633
  Fortune Brands, Inc.                      105         7,506
  Gannett Co.                               176        15,692
  Gap (The)                                 563        13,067
  General Motors                            387        20,666
  Genuine Parts                             117         3,884
  GoodYear Tire & Rubber Co*                103           810
  Harley-Davidson                           201         9,554
  Harrah's Entertainment                     81         4,031
  Hasbro Inc.                               114         2,426
  Hilton Hotels                             243         4,163
  Home Depot                              1,585        56,252
  International Game Technology             200         7,140
  Interpublic Group*                        199         3,104
  Johnson Controls                           57         6,619
  Jones Apparel Group                        80         2,818
  KB Home                                    32         2,321
  Knight-Ridder Inc.                         51         3,946
  Kohl's Corp.*                             216         9,707
  Leggett & Platt                           130         2,812
  Limited Brands, Inc.                      284         5,121
  Liz Claiborne, Inc.                        72         2,553
  Lowe's Cos.                               506        28,027
  Marriott International                    158         7,300
  Mattel, Inc.                              281         5,415
  May Department Stores                     204         5,930
  Maytag Corp.                               52         1,448
  McDonald's Corp.                          883        21,925
  McGraw-Hill                               129         9,020
  Meredith Corp.                             33         1,611
  New York Times                            112    $    5,352
  Newell Rubbermaid Co.                     176         4,008
  NIKE Inc.                                 181        12,391
  Nordstrom                                  89         3,053
  Office Depot*                             209         3,492
  Omnicom Group                             117        10,218
  Penney (J.C.)                             173         4,546
  Pulte Homes, Inc.                          27         2,528
  RadioShack Corp                           123         3,774
  Reebok International                       37         1,455
  Sears, Roebuck & Co.                      233        10,599
  Sherwin-Williams                          108         3,752
  Snap-On Inc.                               39         1,257
  Stanley Works                              58         2,196
  Staples, Inc.*                            320         8,736
  Starbucks Corporation*                    242         8,001
  Starwood Hotels & Resorts                 122         4,388
  Target Corp.                              603        23,155
  Tiffany & Co.                              96         4,339
  Time Warner Inc.*                       2,961        53,268
  TJX Companies Inc.                        396         8,732
  Toys R Us, Inc.*                          143         1,808
  Tribune Co.                               204        10,526
  Tupperware Corp                            38           659
  Univision Communications*                 142         5,636
  V.F. Corp.                                 75         3,243
  Viacom Inc.                             1,194        52,990
  Visteon Corp.                              86           895
  Walt Disney Co.                         1,427        33,292
  Wendy's International                      75         2,943
  Whirlpool Corp.                            48         3,487
  Yum! Brands, Inc*                         194         6,674
                                                   ----------
                                                      768,550
                                                   ----------
CONSUMER STAPLES - 6.66%
  Alberto-Culver                             37         2,334
  Albertson's                               280         6,342
  Altria Group, Inc.                      1,376        74,882
  Anheuser-Busch                            598        31,503
  Archer-Daniels-Midland                    437         6,651
  Avon Products                             157        10,596
  Brown-Forman Corp.                         45         4,205
  Campbell Soup                             279         7,477
  Clorox Co.                                155         7,527
  Coca Cola Co.                           1,697        86,123
  Coca-Cola Enterprises                     278         6,080
  Colgate-Palmolive                         381        19,069
  ConAgra Foods, Inc.                       350         9,237
  Coors (Adolph)                             24         1,346
  Costco Wholesale Corporation*             295        10,968
  CVS Corp.                                 258         9,319
  General Mills                             293        13,273
  Gillette Co.                              721        26,482
  Heinz (H.J.)                              233         8,488
  Hershey Foods                              91         7,006
  Kellogg Co.                               268        10,205
  Kimberly-Clark                            367        21,686

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES       VALUE
                                     -------------------------

CONSUMER STAPLES - 6.66% (CONTINUED)
  Kroger Co.*                               552    $   10,218
  McCormick & Co.                           100         3,010
  Pepsi Bottling Group                      188         4,546
  PepsiCo Inc.                            1,188        55,385
  Procter & Gamble                          865        86,396
  RJ Reynolds Tobacco                        50         2,908
  Safeway Inc.*                             328         7,186
  Sara Lee Corp.                            528        11,463
  Supervalu Inc.                             87         2,487
  Sysco Corp.                               440        16,381
  UST Inc.                                  107         3,819
  Walgreen Co.                              666        24,229
  Wal-Mart Stores                         2,999       159,097
  Winn-Dixie                                 96           955
  Wrigley (Wm) Jr.                          150         8,432
                                                   ----------
                                                      777,311
                                                   ----------
ENERGY - 3.38%
  Amerada Hess                               60         3,190
  Anadarko Petroleum                        160         8,161
  Apache Corp.                               92         7,461
  Ashland Inc.                               47         2,071
  Baker Hughes                              218         7,011
  BJ Services*                              100         3,590
  Burlington Resources                      142         7,864
  ChevronTexaco Corp.                       712        61,510
  ConocoPhillips                            437        28,654
  Devon Energy Corp.                         81         4,638
  EOG Resources                              75         3,463
  Exxon Mobil Corp.                       4,528       185,648
  Halliburton Co.                           293         7,618
  Kerr-McGee                                 70         3,254
  Marathon Oil Corp.                        206         6,817
  Nabors Industries Ltd.*                    98         4,066
  Noble Corporation*                         90         3,220
  Occidental Petroleum                      244        10,307
  Rowan Cos.*                                62         1,436
  Schlumberger Ltd.                         376        20,575
  Sunoco., Inc.                              59         3,018
  Transocean Inc.*                          184         4,418
  Unocal Corp.                              161         5,930
                                                   ----------
                                                      393,920
                                                   ----------
FINANCIALS - 12.14%
  ACE Limited                               175         7,249
  AFLAC Corporation                         350        12,663
  Allstate Corp.                            492        21,166
  Ambac Financial Group                      70         4,857
  American Express                          883        42,587
  American International Group            1,782       118,111
  AmSouth Bancorporation                    260         6,370
  Aon Corp.                                 169         4,046
  Apartment Investment & Management          75         2,588
  Bank of America Corp.                     996        80,108
  Bank of New York                          488        16,163
  Bank One Corp.                            792        36,107
  BB&T Corporation                          259        10,008
  Bear Stearns Cos.                          73         5,836
  Capital One Financial                     129    $    7,906
  Charles Schwab                            947        11,212
  Charter One Financial                     159         5,493
  Chubb Corp.                               116         7,900
  Cincinnati Financial                      106         4,439
  Citigroup Inc.                          3,463       168,094
  Comerica Inc.                             103         5,774
  Countrywide Financial Corp.               100         7,585
  Equity Office Properties                  275         7,879
  Equity Residential                        200         5,902
  Fannie Mae                                666        49,990
  Federal Home Loan Mortgage                460        26,827
  Federated Investors Inc.                   50         1,468
  Fifth Third Bancorp                       374        22,103
  First Tennessee National                  100         4,410
  Fleet Boston Financial Group              714        31,166
  Franklin Resources                        173         9,006
  Golden West Financial                     105        10,835
  Goldman Sachs Group                       285        28,138
  Hartford Financial Services Group         142         8,382
  Huntington Bancshares                     161         3,623
  J.P. Morgan Chase & Co.                 1,332        48,924
  Janus Capital Group                       147         2,412
  Jefferson-Pilot                           102         5,166
  John Hancock Financial                    200         7,500
  KeyCorp                                   287         8,415
  Lehman Bros.                              160        12,355
  Lincoln National                          127         5,127
  Loews Corp.                               130         6,429
  Marsh & McLennan                          356        17,049
  Marshall & Ilsley Corp.                   140         5,355
  MBIA Inc.                                  97         5,745
  MBNA Corp.                                874        21,719
  Mellon Bank Corp.                         325        10,436
  Merrill Lynch                             604        35,425
  MetLife Inc.                              523        17,609
  MGIC Investment                            70         3,986
  Moody's Corp                              107         6,479
  Morgan Stanley                            748        43,287
  National City Corp.                       401        13,610
  North Fork Bancorporation                 110         4,452
  Northern Trust Corp.                      147         6,824
  Plum Creek Timber Co.                     120         3,654
  PNC Bank Corp.                            192        10,508
  Principal Financial Group                 200         6,614
  Progressive Corp.                         144        12,037
  ProLogis                                  125         4,011
  Providian Financial Corp.*                188         2,188
  Prudential Financial                      350        14,620
  Regions Financial Corp.                   166         6,175
  SAFECO Corp.                               84         3,270
  Simon Property Group, Inc                 120         5,561
  SLM Corporation                           312        11,756
  SouthTrust Corp.                          222         7,266
  St. Paul Cos.                             140         5,551
  State Street Corp.                        212        11,041
  SunTrust Banks                            200        14,300

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES       VALUE
                                     -------------------------
FINANCIALS - 12.14% (CONTINUED)
  Synovus Financial                         187    $    5,408
  T. Rowe Price Group                        80         3,793
  Torchmark Corp.                            85         3,871
  Travelers Property Casualty Corp.         607        10,301
  U.S. Bancorp                            1,269        37,791
  Union Planters Corporation                133         4,188
  UnumProvident Corp.                       159         2,507
  Wachovia Corp.                            916        42,676
  Washington Mutual                         588        23,591
  Wells Fargo                             1,170        68,901
  XL Capital                                 85         6,592
  Zions Bancorp                              67         4,109
                                                   ----------
                                                    1,416,575
                                                   ----------
HEALTH CARE - 7.90%
  Abbott Labs                             1,058        49,303
  Aetna Inc.                                 93         6,285
  Allergan, Inc.                             86         6,606
  AmerisourceBergen Corp.                    70         3,931
  Amgen Inc.*                               841        51,974
  Anthem, Inc.*                              90         6,750
  Applera Corp-Applied Biosystems Group     138         2,858
  Bard (C.R.) Inc.                           33         2,681
  Bausch & Lomb                              35         1,817
  Baxter International Inc.                 384        11,720
  Becton, Dickinson                         167         6,870
  Biogen Idec Inc*                          212         7,797
  Biomet, Inc.                              183         6,663
  Boston Scientific*                        540        19,850
  Bristol-Myers Squibb                    1,338        38,267
  Cardinal Health, Inc.                     273        16,697
  Chiron Corporation*                       116         6,611
  CIGNA Corp.                               108         6,210
  Express Scripts, Inc.*                                        50
3,322
  Forest Laboratories*                      220        13,596
  Genzyme General*                          140         6,908
  Guidant Corp.                             203        12,221
  HCA Inc.                                  369        15,851
  Health Management Assoc.                  180         4,320
  Humana Inc.*                              111         2,535
  IMS Health Inc.                           196         4,873
  Johnson & Johnson                       2,023       104,508
  King Pharmaceuticals*                     145         2,213
  Lilly (Eli) & Co.                         747        52,536
  Manor Care Inc.                            68         2,351
  McKesson Corp.                            186         5,982
  Medco Health Solutions Inc.*              181         6,152
  MedImmune, Inc.*                          138         3,505
  Medtronic Inc.                            822        39,957
  Merck & Co.                             1,503        69,439
  Millipore Corp.*                           30         1,292
  Pfizer, Inc.                            5,371       189,757
  Quest Diagnostics                          60         4,387
  Schering-Plough                         1,000        17,390
  St Jude Medical*                          110         6,749
  Stryker Corp.                             125        10,626
  Tenet Healthcare Corp.*                   310         4,976
  United Health Group Inc.                  428    $   24,901
  Watson Pharmaceuticals*                    64         2,944
  WellPoint Health Networks*                 82         7,953
  Wyeth                                     897        38,077
  Zimmer Holdings*                          133         9,363
                                                   ----------
                                                      921,574
                                                   ----------
INDUSTRIALS - 6.32%
  3M Company                                524        44,556
  Allied Waste Industries*                  125         1,735
  American Power Conversion Corporation     128         3,130
  American Standard*                         50         5,035
  Apollo Group, Inc.*                       125         8,500
  Avery Dennison Corp.                       74         4,145
  Block H&R                                 130         7,198
  Boeing Company                            600        25,284
  Burlington Northern Santa Fe              270         8,735
  Caterpillar Inc.                          230        19,095
  Cendant Corporation*                      627        13,963
  Cintas Corporation                        116         5,815
  Cooper Industries, Ltd.                    62         3,592
  Crane Company                              40         1,230
  CSX Corp.                                 144         5,175
  Cummins Inc.                               27         1,321
  Danaher Corp.                              94         8,625
  Deere & Co.                               155        10,083
  Delta Air Lines                            81           957
  Deluxe Corp.                               48         1,984
  Donnelley (R.R.) & Sons                    81         2,442
  Dover Corp.                               134         5,327
  Eaton Corp.                                48         5,182
  Emerson Electric                          282        18,260
  Equifax Inc.                               93         2,279
  FedEx Corporation                         192        12,960
  Fluor Corp.                                50         1,982
  General Dynamics                          133        12,022
  General Electric                        6,781       210,075
  Goodrich Corporation                       67         1,989
  Grainger (W.W.) Inc.                       62         2,938
  Honeywell International Inc.              528        17,651
  Illinois Tool Works                       199        16,698
  Ingersoll-Rand Co. Ltd.                   107         7,263
  ITT Industries, Inc.                       58         4,304
  Lockheed Martin Corp.                     283        14,546
  Masco Corp.                               297         8,141
  Monster Worldwide*                         64         1,405
  Navistar International Corp.*              41         1,963
  Norfolk Southern Corp.                    253         5,983
  Northrop Grumman Corp.                     89         8,508
  PACCAR Inc.                                76         6,469
  Pall Corp.                                 82         2,200
  Parker-Hannifin                            74         4,403
  Pitney-Bowes                              170         6,905
  Power-One Inc.*                            45           486
  Raytheon Co.                              225         6,759
  Robert Half International*                111         2,591
  Rockwell Automation, Inc.                 124         4,414

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES       VALUE
                                     -------------------------
INDUSTRIALS - 6.32% (CONTINUED)
  Rockwell Collins                          124    $    3,724
  Ryder System                               39         1,332
  Southwest Airlines                        492         7,941
  Textron Inc.                               95         5,421
  Thomas & Betts Corp.                       38           870
  Tyco International                      1,317        34,901
  Union Pacific                             164        11,395
  United Parcel Service                     730        54,422
  United Technologies                       311        29,473
  Waste Management Inc.                     411        12,166
                                                   ----------
                                                      737,948
                                                   ----------
INFORMATION TECHNOLOGY - 10.42%
  ADC Telecommunications*                   528         1,568
  Adobe Systems Incorporated                158         6,209
  Advanced Micro Devices*                   202         3,010
  Agilent Technologies*                     299         8,743
  Altera Corp.*                             264         5,993
  Analog Devices*                           234        10,682
  Andrew Corp*                               53           610
  Apple Computer*                           215         4,595
  Applied Materials, Inc.*                1,068        23,978
  Applied Micro Circuits*                   202         1,208
  Autodesk, Inc.                             78         1,917
  Automatic Data Processing Inc.            415        16,438
  Avaya Inc.*                               179         2,316
  BMC Software*                             161         3,003
  Broadcom Corporation*                     142         4,841
  CIENA Corp.*                              215         1,428
  Cisco Systems, Inc.*                    4,925       119,628
  Citrix Systems, Inc.*                     122         2,588
  Computer Associates International         389        10,635
  Computer Sciences Corp.*                  111         4,910
  Compuware Corporation*                    238         1,438
  Comverse Technology, Inc.*                101         1,777
  Concord EFS Inc.*                         322         4,778
  Convergys Corp.*                          101         1,763
  Corning Inc.*                             729         7,603
  Dell Inc.*                              1,770        60,109
  Electronic Arts Inc.*                     200         9,556
  Electronic Data Systems                   308         7,558
  EMC Corp.*                              1,497        19,341
  First Data                                546        22,435
  FIserv Inc.*                              120         4,741
  Gateway Inc*                              213           980
  Hewlett-Packard                         2,088        47,962
  Intel Corporation                       4,605       148,281
  International Business Machines         1,172       108,621
  Intuit Inc.*                              127         6,720
  Jabil Circuit*                            143         4,047
  JDS Uniphase Corporation*                 873         3,186
  KLA-Tencor Corporation*                   123         7,216
  Lexmark International Inc*                 85         6,684
  Linear Technology Corporation             206         8,666
  LSI Logic*                                242         2,147
  Lucent Technologies*                    2,485         7,057
  Maxim Integrated Products, Inc.           187         9,313
  Mercury Interactive Corporation*           53    $    2,578
  Micron Technology*                        367         4,943
  Microsoft Corporation                   7,222       198,894
  Molex Inc.                                130         4,536
  Motorola Inc.                           1,495        21,035
  National Semiconductor*                   117         4,611
  NCR Corp.*                                 63         2,444
  Network Appliance, Inc.*                  201         4,127
  Novell Inc.*                              218         2,293
  Novellus Systems, Inc.*                    86         3,616
  NVIDIA Corporation*                       100         2,325
  Oracle Corporation*                     3,830        50,556
  Parametric Technology Corp.*              182           717
  Paychex, Inc.                             245         9,114
  PeopleSoft, Inc.*                         182         4,150
  PerkinElmer                                64         1,092
  PMC-Sierra Inc.*                          102         2,055
  QLogic Corporation*                        50         2,580
  QUALCOMM Incorporated                     490        26,426
  Sabre Holding Corp.                        85         1,835
  Sanmina-SCI Corporation*                  346         4,363
  Scientific-Atlanta                        105         2,867
  Siebel Systems, Inc.*                     294         4,078
  Solectron*                                564         3,333
  Sun Microsystems, Inc.*                 2,203         9,891
  SunGard Data Systems*                     170         4,711
  Symantec Corporation*                     200         6,930
  Symbol Technologies                       135         2,280
  Tektronix Inc.                             64         2,022
  Tellabs, Inc.*                            271         2,285
  Teradyne Inc.*                            114         2,901
  Texas Instruments                       1,184        34,786
  Thermo Electron*                          114         2,873
  Unisys Corp.*                             206         3,059
  VERITAS Software Corporation*             258         9,587
  Waters Corporation*                       100         3,316
  Xerox Corp.*                              440         6,072
  Xilinx, Inc.*                             212         8,213
  Yahoo, Inc.*                              359        16,216
                                                   ----------
                                                    1,215,989
                                                   ----------
MATERIALS - 1.77%
  Air Products & Chemicals                  152         8,030
  Alcoa Inc                                 571        21,698
  Allegheny Technologies Inc                 55           727
  Ball Corp.                                 40         2,383
  Bemis Company                              35         1,750
  Boise Cascade                              38         1,249
  Dow Chemical                              590        24,526
  Du Pont (E.I.)                            693        31,802
  Eastman Chemical                           51         2,016
  Ecolab Inc.                               172         4,708
  Engelhard Corp.                            84         2,516
  Freeport-McMoRan Copper & Gold            106         4,466
  Georgia-Pacific Group                     154         4,723
  Great Lakes Chemical Corp.                 36           979
  Hercules Inc*                              71           866

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES       VALUE
                                     -------------------------
MATERIALS - 1.77% (CONTINUED)
  International Flavors & Fragrances         68    $    2,375
  International Paper                       319        13,752
  Louisiana-Pacific Corp.*                   69         1,234
  MeadWestvaco Corporation                  132         3,927
  Monsanto Co.                              150         4,317
  Newmont Mining Corp.                      261        12,687
  Nucor Corp.                                56         3,136
  Pactiv Corp.*                             112         2,677
  Phelps Dodge*                              52         3,957
  PPG Industries                            115         7,362
  Praxair, Inc.                             208         7,946
  Rohm & Haas                               144         6,150
  Sealed Air Corp.*                          55         2,977
  Sigma-Aldrich Corporation                  56         3,202
  Temple-Inland                              35         2,193
  United States Steel Corp.                  58         2,031
  Vulcan Materials                           67         3,187
  Weyerhaeuser Corp.                        154         9,856
  Worthington Industries Inc.                57         1,028
                                                   ----------
                                                      206,433
                                                   ----------
TELECOMMUNICATION SERVICES - 2.01%
  ALLTEL Corp.                              208         9,688
  AT&T Corp.                                499        10,130
  AT&T Wireless Services*                 1,804        14,414
  BellSouth                               1,278        36,166
  Century Telephone                          93         3,034
  Citizens Communications*                  171         2,124
  Nextel Communications, Inc.*              611        17,145
  Qwest Communications International*     1,133         4,895
  SBC Communications Inc.                 2,259        58,892
  Sprint Corp. FON                          580         9,523
  Sprint Corp. PCS*                         638         3,586
  Verizon Communications                  1,847        64,793
                                                   ----------
                                                      234,390
                                                   ----------
UTILITIES - 1.47%
  AES Corp.*                                360         3,398
  Allegheny Energy Inc*                      70           893
  Ameren Corporation                         91         4,186
  American Electric Power                   213         6,499
  Calpine Corp.*                            200           962
  CenterPoint Energy                        195         1,890
  CINergy Corp.                             105         4,075
  CMS Energy*                                80           682
  Consolidated Edison                       140         6,021
  Constellation Energy Group                 99         3,877
  Dominion Resources                        157        10,021
  DTE Energy Co.                             94         3,704
  Duke Energy                               486         9,939
  Dynegy Inc.*                              201           860
  Edison International                      220         4,825
  El Paso Corp.                             326         2,670
  Entergy Corp.                             152         8,685
  Exelon Corp.                              215        14,267
  FirstEnergy Corp.                         205         7,216
  FPL Group                                 118         7,720
  Keyspan Energy                             93         3,422
  Kinder Morgan                              65    $    3,842
  NICOR Inc.                                 31         1,055
  NiSource Inc.                             139         3,050
  Peoples Energy                             23           967
  PG&E Corp.*                               255         7,081
  Pinnacle West Capital                      56         2,240
  PPL Corp.                                  95         4,156
  Progress Energy, Inc.                     138         6,246
  Public Service Enterprise Group, Inc      143         6,263
  Sempra Energy                             135         4,058
  Southern Co.                              463        14,006
  TECO Energy                               100         1,441
  TXU Corp.                                 174         4,127
  Williams Cos                              347         3,408
  Xcel Energy Inc                           223         3,787
                                                   ----------
                                                      171,539
                                                   ----------
    Total Common Stocks
       (cost $7,596,840)                            6,844,229
                                                   ----------

                                        PRINCIPAL     VALUE
                                     -------------------------
U.S. TREASURY OBLIGATIONS - 14.73%
U.S. TREASURY NOTES - 14.73%
  6.500% due 05/15/05                   $200,000   $   213,750
  5.750% due 11/15/05                    360,000       386,522
  5.500% due 02/15/08                    200,000       220,500
  5.500% due 05/15/09                    100,000       111,207
  6.000% due 08/15/09                     50,000        56,635
  5.750% due 08/15/10                     80,000        89,700
  4.375% due 08/15/12                    275,000       280,457
  6.125% due 11/15/27                    200,000       225,484
  5.250% due 11/15/28                    100,000       100,723
  6.125% due 08/15/29                     30,000        33,996
                                                   -----------
    Total U.S. Treasury Obligations
       (cost $1,685,828)                             1,718,974
                                                   -----------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 5.23%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 5.23%
  3.500% due 09/15/07                    600,000       610,361
                                                   -----------
Total US Government Agency Obligations
       (cost $629,142)                                 610,361
                                                   -----------
MORTGAGE-BACKED SECURITIES - 10.40%
  FNCL (7.000% due 07/01/29)             219,517       232,616
  FNCL (6.500% due 08/01/32)             113,011       118,209
  FNCL (6.000% due 08/01/33)             141,599       146,435
  FNCL (5.500% due 11/01/33)             298,351       302,387
  FGCI (5.000% due 05/01/18)             357,633       364,773
  FGCI (4.500% due 09/01/18)              48,949        49,000
                                                   -----------
Total Mortgage-Backed Securities
       (cost $1,204,257)                             1,213,420
                                                   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        PRINCIPAL      VALUE
                                        PRINCIPAL     VALUE
                                     -------------------------
CORPORATE BONDS - 8.22%
BANK,BANK HOLDING COMPANIES &
OTHER BANK SERVICES - 1.38%
  Key Bank
     (5.000% due 07/17/07)              $150,000   $   160,864
                                                   -----------
CAPITAL GOODS - .96%
  Honeywell International
     (7.500% due 03/01/10)                50,000        59,050
  Masco Corp.
     ( 5.875% due 07/15/12)               50,000        53,190
                                                   -----------
                                                       112,240
                                                   -----------
CONSUMER CYCLICALS -1.66%
  Amgen
     (6.500% due 12/01/07)                50,000        56,225
  Ford Motor Credit Corp.
     (6.375% due 02/01/29)               154,000       137,387
                                                   -----------
                                                       193,612
                                                   -----------
CONSUMER NON-DURABLE - .71%
  Campbell Soup Co.
     (5.875% due 10/01/08)                75,000        82,227
                                                   -----------
ENERGY - .51%
  Colonial Pipeline Co.
     (7.750% due 11/01/10)(2)             50,000        59,401
                                                   -----------
MANUFACTURING - 2.01%
  Champion International Corp.
     (7.200% due 11/01/26)               138,000       157,145
  Weyerhauser Co.
     (5.250% due 12/15/09)               $75,000   $    77,888
                                                   -----------
                                                        235,033
                                                   ------------
TELECOMMUNICATION - .99%
  Citizen Communications
     (9.250% due 05/15/11)                50,000        59,112
  Public Services Inc.
     (6.625% due 02/15/11)                50,000        56,235
                                                   -----------
                                                       115,347
                                                   -----------
     Total Corporate Bonds
       (cost $881,321)                                 958,724
                                                   -----------
SHORT-TERM INVESTMENTS - 3.42%(4)
U.S. TREASURY BILL - 3.42%
  U.S. Treasury Bill
     (.870% due 03/18/04)                400,000       399,271
                                                   -----------
    Total Short-Term Investments
       (cost $399,256)                                 399,271
                                                   -----------
TOTAL INVESTMENTS - 100.66%
  (cost $12,396,644)(1)                             11,744,979
                                                   -----------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(3) - 17.14%                                1,999,806
                                                   -----------
OTHER ASSETS AND LIABILITIES - (17.80%)             (2,077,297)
                                                   -----------
TOTAL NET ASSETS - 100.00%                         $11,667,488
                                                   ===========

*   Non-income producing

(1) For federal income tax purposes, cost is $12,435,804 and gross unrealized appreciation and depreciation of securities as of December 31, 2003 was $1,032,837 and ($1,723,662), respectively, with a net appreciation / depreciation of ($690,825).

(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $2,523,968, $1,999,806, and $572,889, respectively.

(4) Securities and other assets with an aggregate value of $277,650 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2003:

                                                    UNREALIZED
                                                   APPRECIATION/
TYPE                                 CONTRACTS    (DEPRECIATION)
----------------------------------------------------------------
S&P 500 Index (03/04)                    1           $10,488

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL STATEMENTS                    BALANCED INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS
   Investments in securities, at value               $11,744,979
   Collateral for securities loaned,
   at fair value                                       1,999,806
   Receivables:
      Securities sold                                    179,101
      Interest and dividends                              57,467
   Variation margin                                          725
   Receivable from Adviser                                 2,020
   Prepaid expenses and other                                645
                                                     -----------
                                                      13,984,743
                                                     -----------
LIABILITIES
   Payables:
      Shares redeemed                                     10,013
      Payable upon return of securities loaned         1,999,806
      Bank overdraft                                     281,321
      Directors' fees                                        381
      Custodian fees                                         583
      Fund accounting fees                                 6,599
      Professional fees                                   14,751
      Royalty fees                                           824
      Other accrued expenses                               2,977
                                                     -----------
                                                       2,317,255
                                                     -----------
NET ASSETS*
   Paid-in capital                                    12,669,571
   Accumulated undistributed net
      investment income                                   38,835
   Accumulated net realized gain / (loss)
      on investments and futures contracts
(399,741)
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts              (641,177)
                                                     -----------
                                                      11,667,488
                                                     ===========
Shares authorized ($.10 par value)                    20,000,000

Shares outstanding                                       271,003

Net asset value, offering and
   redemption price per share                        $     43.05

Investments at cost                                  $12,396,644

*FEDERAL TAX DATA
  Undistributed ordinary income                      $    38,853

                CAPITAL LOSS CARRYFORWARD EXPIRING DECEMBER 31,:
----------------------------------------------------------------
                   2009            2010              2011
                   ----            ----              ----
                   $ --         $ (350,093)          $ --

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
   Interest                                          $  204,846
   Dividends                                            110,463
   Other income                                           1,974
                                                     ----------
                                                        317,283
                                                     ----------
EXPENSES
   Advisory fees                                         32,666
   Administration expenses                               10,889
   Custodian fees and expenses                              179
   Fund accounting fees                                  39,276
   Professional fees                                     16,140
   Directors' fees                                        1,203
   Transfer agent fees                                    6,549
   Royalty fee                                              817
   Other expenses                                         2,669
                                                     ----------
                                                        110,388
   Reimbursements and waivers                           (45,055)
                                                     ----------
                                                         65,333
                                                     ----------
NET INVESTMENT INCOME / (LOSS)                          251,950
                                                     ----------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                       126,366
   Net realized gain / (loss) on
      futures contracts                                  95,461
                                                     ----------
                                                        221,827
                                                     ----------
   Net change in unrealized appreciation /
      (depreciation) on investments and
      futures contracts                               1,311,205
                                                     ----------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                      1,533,032
                                                     ----------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                        $1,784,982
                                                     ==========

TRANSACTIONS WITH AFFILIATES:

           PERCENT OF CURRENT
             NET ASSET VALUE
---------------------------------------
  ADVISORY   ADMINISTRATION    EXPENSE
     FEE           FEE         LIMIT(1)   WAIVER  REIMBURSEMENT
-----------------------------------------------------------------
    0.30%         0.10%          0.30%     $ --    $45,055

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31,

                                       2003          2002
                                   -----------------------------
OPERATIONS
   Net investment income / (loss)     $   251,950  $   324,370
   Net realized gain / (loss) on
   investments and futures                221,827     (445,709)
   Net change in unrealized
   appreciation / (depreciation) on
   investments and futures contracts    1,311,205   (1,339,408)
                                      -----------  -----------
                                        1,784,982   (1,460,747)
                                      -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                 (266,449)    (426,657)
                                      -----------  -----------
                                         (266,449)    (426,657)
                                      -----------  -----------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold              977,184    1,088,368
   Reinvestment of distributions          266,449      426,657
   Payments for shares redeemed        (1,733,072)  (1,993,364)
                                      -----------  -----------
                                         (489,439)    (478,339)
                                      -----------  -----------
NET INCREASE/(DECREASE) IN NET ASSETS   1,029,094   (2,365,743)
NET ASSETS
   Beginning of period                 10,638,394   13,004,137
                                      -----------  -----------
   End of period                      $11,667,488  $10,638,394
                                      ===========  ===========
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME                 $    38,835  $    47,456
                                      ===========  ===========
FUND SHARE TRANSACTIONS
   Sold                                    24,635       26,671
   Reinvestment of distributions            6,880       10,727
   Redeemed                               (44,231)     (50,078)
                                      -----------  ------------
      Net increase/(decrease) from
     fund share transactions              (12,716)     (12,680)
                                      ===========  ===========
TOTAL COST OF PURCHASES OF:
   Common Stocks                      $    28,482  $   111,273
   U.S. Government Securities           2,631,308    1,091,202
   Corporate Bonds                        215,287      405,025
                                      -----------  -----------
                                      $ 2,875,077  $ 1,607,500
                                      ===========  ===========
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                      $    34,615  $    98,455
   U.S. Government Securities           1,797,524    1,929,103
   Corporate Bonds                        686,851      430,855
                                      -----------  -----------
                                      $ 2,518,990  $ 2,458,413
                                      ===========  ===========
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                    $   266,449  $   426,657
                                      -----------  -----------
                                      $   266,449  $   426,657
                                      ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
NASDAQ-100 INDEX PORTFOLIO

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

STRATEGY - The Summit Pinnacle Nasdaq-100 Index Portfolio (the "Portfolio") will remain fully invested in stocks included in the Nasdaq-100 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

For the year ended December 31, 2003, the Portfolio's total return was 48.64% (before the impact of any product or contract-level fees). This compares to a 49.48% total return for the Index. The difference of 0.84% is referred to as "tracking error" and is largely attributed to the Portfolio's 0.65% operating expense ratio. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. Accordingly, the Portfolio met its objectives for the period presented.

                                    FUND DATA

     Manager:                          Team Managed
     Inception Date:                   April 27, 2000
     Total Net Assets:                 $23.35 Million
     Number of Equity Holdings:        100
     Median Cap Size:                  $6.46 Billion
     Average Price-to-book Ratio:      4.61x
     Dividend Yield:                   0.19%

[CHART]

  COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

Summit Nasdaq-100 Index Portfolio - Total Return

1-YEAR    3-YEAR    SINCE INCEPTION
48.64%    -14.67%      -21.29%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Separate account expenses are not included.

            SUMMIT NASDAQ-100 INDEX PORTFOLIO        NASDAQ-100 INDEX
Mar-00                            $10,000              $10,000
Apr-00                            $10,760              $10,763
May-00                            $ 9,470              $ 9,482
Jun-00                            $10,730              $10,737
Jul-00                            $10,300              $10,296
Aug-00                            $11,630              $11,633
Sep-00                            $10,170              $10,187
Oct-00                            $ 9,360              $ 9,365
Nov-00                            $ 7,150              $ 7,152
Dec-00                            $ 6,670              $ 6,681
Jan-01                            $ 7,380              $ 7,399
Feb-01                            $ 5,420              $ 5,446
Mar-01                            $ 4,470              $ 4,490
Apr-01                            $ 5,270              $ 5,295
May-01                            $ 5,110              $ 5,137
Jun-01                            $ 5,190              $ 5,224
Jul-01                            $ 4,770              $ 4,806
Aug-01                            $ 4,160              $ 4,195
Sep-01                            $ 3,310              $ 3,335
Oct-01                            $ 3,860              $ 3,896
Nov-01                            $ 4,520              $ 4,557
Dec-01                            $ 4,460              $ 4,503
Jan-02                            $ 4,380              $ 4,426
Feb-02                            $ 3,836              $ 3,881
Mar-02                            $ 4,096              $ 4,149
Apr-02                            $ 3,600              $ 3,647
May-02                            $ 3,406              $ 3,451
Jun-02                            $ 2,958              $ 3,003
Jul-02                            $ 2,718              $ 2,748
Aug-02                            $ 2,662              $ 2,692
Sep-02                            $ 2,350              $ 2,378
Oct-02                            $ 2,794              $ 2,827
Nov-02                            $ 3,162              $ 3,189
Dec-02                            $ 2,788              $ 2,813
Jan-03                            $ 2,786              $ 2,809
Feb-03                            $ 2,864              $ 2,887
Mar-03                            $ 2,888              $ 2,913
Apr-03                            $ 3,136              $ 3,163
May-03                            $ 3,394              $ 3,426
Jun-03                            $ 3,404              $ 3,437
Jul-03                            $ 3,614              $ 3,653
Aug-03                            $ 3,794              $ 3,837
Sep-03                            $ 3,686              $ 3,730
Oct-03                            $ 4,004              $ 4,055
Nov-03                            $ 4,026              $ 4,079
Dec-03                            $ 4,144              $ 4,204

                                 TOP 10 HOLDINGS

                                                (% OF NET ASSETS)
                                                -----------------
     Microsoft Corporation                              8.27%
     Intel Corporation                                  5.94%
     Cisco Systems, Inc.                                4.83%
     QUALCOMM Incorporated                              4.20%
     NASDAQ - 100 Shares                                3.30%
     Nextel communications, Inc.                        3.10%
     Amgen Inc.                                         3.00%
     Dell Inc.                                          2.58%
     Comcast Corp                                       2.52%
     eBay Inc.                                          2.51%

[CHART]

                               SECTOR ALLOCATIONS

Capital Goods                                     2.7%
Consumer Services                                17.6%
Health Care                                      12.2%
Public Utilities                                  3.1%
Technology                                       56.9%
Short-Term, Futures, & Other                      7.5%

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

                    SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
NASDAQ-100 INDEX PORTFOLIO                                  FINANCIAL
HIGHLIGHTS

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                              PERIOD FROM
                                                            APRIL 27, 2000(1)
                                                                 TO
                                 YEAR ENDED DECEMBER 31,      DECEMBER 31,
                               -----------------------------  ------------
                                 2003       2002       2001      2000
                               -------    -------    -------    -------
Net asset value,
beginning of period            $ 13.94    $ 22.30    $ 33.35    $ 50.00
                               -------    -------    -------    -------
Investment Activities:
 Net investment income/(loss)    (0.04)     (0.07)        --      (0.05)
 Net realized and unrealized
gains / (losses)                  6.82      (8.29)    (11.05)    (16.60)
                               -------    -------    -------    -------
Total from
Investment Activities             6.78      (8.36)    (11.05)    (16.65)
                               -------    -------    -------    -------
Net asset value,
end of period                  $ 20.72    $ 13.94    $ 22.30    $ 33.35
                               =======    =======    =======    =======
Total return                     48.64%    -37.49%    -33.13%    -33.30%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
average net assets - net (2)      0.65%      0.65%      0.65%      0.64%(3)
Ratio of expenses to
average net assets - gross        0.91%      1.11%      0.97%      0.88%(3)
Ratio of net investment
income/(loss) to
average net assets               -0.31%     -0.43%     -0.21%     -0.17%(3)
Portfolio turnover rate           3.97%     11.79%      5.49%     14.69%(3)
Net assets,
end of period (000's)          $23,350    $ 9,583    $14,560    $ 8,577


(1) COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES
    WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3) ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
SCHEDULE OF INVESTMENTS              NASDAQ-100 INDEX PORTFOLIO

DECEMBER 31, 2003

                                           SHARES         VALUE
                                        -------------------------
COMMON STOCKS - 95.32%
BASIC INDUSTRIES - .67%
  Sigma-Aldrich Corporation                 1,254   $    71,704
  Smurfit-Stone Container Corporation*      4,567        84,809
                                                    -----------
                                                        156,513
                                                    -----------
CAPITAL GOODS - 2.75%
  Maxim Integrated Products, Inc.           8,674       431,965
  PACCAR Inc.                               2,463       209,651
                                                    -----------
                                                        641,616
                                                    -----------
CONSUMER DURABLES - .28%
  Gentex Corporation                        1,504        66,417
                                                    -----------
CONSUMER NON-DURABLES - .83%
  Cintas Corporation                        3,860       193,502
                                                    -----------
CONSUMER SERVICES - 17.64%
  Amazon.com, Inc.*                         5,002       263,305
  Apollo Group, Inc.*                       3,360       228,480
  Bed Bath & Beyond Inc.*                   7,499       325,082
  Career Education Corporation*             1,919        76,894
  CDW Corporation                           1,630        94,149
  Comcast Corp.*                           17,891       588,077
  Costco Wholesale Corporation*             4,541       168,834
  Dollar Tree Stores, Inc.*                 2,086        62,705
  eBay Inc.*                                9,075       586,154
  Fastenal Company                          1,365        68,168
  Henry Schein, Inc.*                         764        51,631
  InterActiveCorp*                         13,914       472,102
  Lamar Advertising Company*                1,569        58,555
  PanAmSat Corporation*                     3,799        81,906
  PETsMART, Inc.                            2,665        63,428
  Ross Stores, Inc.                         2,808        74,215
  Staples, Inc.*                            6,265       171,035
  Starbucks Corporation*                   10,308       340,783
  Whole Foods Market, Inc.                  1,109        74,447
  Yahoo, Inc.*                              5,958       269,123
                                                    -----------
                                                      4,119,073
                                                    -----------
ENERGY - .22%
  Patterson-UTI Energy, Inc.*               1,574        51,816
                                                    -----------
HEALTH CARE - 12.16%
  Amgen Inc.*                              11,324       699,823
  Biogen Idec Inc*                                           7,131
262,278
  Biomet, Inc.                              6,483       236,046
  Cephalon, Inc.*                             959        46,425
  Chiron Corporation*                       4,944       281,759
  DENTSPLY International Inc.               1,431        64,638
  Express Scripts, Inc.*                    1,321        87,754
  First Health Group Corp.*                 1,846        35,923
  Genzyme General*                          5,293       261,157
  Gilead Sciences, Inc.*                    3,755       218,316
  Invitrogen Corporation*                     903        63,210
  Lincare Holdings Inc.*                    1,785        53,604
  MedImmune, Inc.*                          4,990       126,746
  Millennium Pharmaceuticals, Inc.*         6,224       116,202
  Patterson Dental Company*                 1,233   $    79,109
  Teva Pharmaceutical Industries Limited    3,623       205,460
                                                    -----------
                                                      2,838,450
                                                    -----------
PUBLIC UTILITIES - 3.10%
  Nextel Communications, Inc.*             25,802       724,004
                                                    -----------
TECHNOLOGY - 56.85%
  Adobe Systems Incorporated                4,318       169,697
  Altera Corp.*                            10,036       227,817
  American Power Conversion Corporation     3,760        91,932
  Apple Computer*                           9,632       205,836
  Applied Materials, Inc.*                 16,204       363,780
  ATI Technologies Inc.*                    4,523        68,388
  BEA Systems, Inc.*                        7,043        86,629
  Broadcom Corporation*                     4,042       137,792
  Check Point Software Technologies Ltd*    4,588        77,170
  Cisco Systems, Inc.*                     46,445     1,128,149
  Citrix Systems, Inc.*                     3,671        77,862
  Compuware Corporation*                    4,468        26,987
  Comverse Technology, Inc.*                3,761        66,156
  Dell Inc.*                               17,761       603,164
  EchoStar Communications Corporation*      4,785       162,690
  Electronic Arts Inc.*                     5,656       270,244
  FIserv Inc.*                              4,563       180,284
  Flextronics International Ltd.*          10,784       160,035
  Garmin Ltd.                               1,887       102,804
  Intel Corporation                        43,076     1,387,047
  Intersil Corporation                      2,641        65,629
  Intuit Inc.*                              4,710       249,206
  JDS Uniphase Corporation*                30,679       111,979
  Juniper Networks, Inc.*                   4,820        90,038
  KLA-Tencor Corporation*                   4,442       260,612
  Lam Research Corporation*                 2,539        82,010
  Level 3 Communications, Inc.*            12,594        71,786
  Linear Technology Corporation             7,863       330,796
  Marvell Technology Group, Ltd.*           2,279        86,442
  Mercury Interactive Corporation*          1,805        87,795
  Microchip Technology Incorporated         3,248       108,353
  Microsoft Corporation                    70,104     1,930,664
  Molex Inc.                                1,858        64,826
  Network Appliance, Inc.*                  6,801       139,625
  Novellus Systems, Inc.*                   2,925       122,996
  NVIDIA Corporation*                       3,302        76,772
  Oracle Corporation*                      41,040       541,728
  Paychex, Inc.                             6,736       250,579
  PeopleSoft, Inc.*                         9,976       227,453
  Pixar*                                    1,047        72,547
  QLogic Corporation*                       1,815        93,654
  QUALCOMM Incorporated                    18,178       980,340
  Research in Motion Limited*               1,486        99,309
  SanDisk Corporation*                      1,374        84,006
  Sanmina-SCI Corporation*                 10,407       131,232
  Siebel Systems, Inc.*                    10,938       151,710
  Sun Microsystems, Inc.*                  26,761       120,157
  Symantec Corporation*                     6,068       210,256
  Synopsys, Inc.*                           2,705        91,321

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           SHARES         VALUE
                                        -------------------------
TECHNOLOGY - 56.85% (CONTINUED)
  Tellabs, Inc.*                            4,478   $    37,750
  VeriSign, Inc.*                           4,290        69,928
  VERITAS Software Corporation*             8,232       305,901
  Xilinx, Inc.*                             8,552       331,304
                                                    -----------
                                                     13,273,167
                                                    -----------
TRANSPORTATION - .82%
  C.H. Robinson Worldwide, Inc.             1,572        59,595
  Expeditors International
   of Washington, Inc.                      1,942        73,131
  Ryanair Holdings plc*                     1,144        57,932
                                                    -----------
                                                        190,658
                                                    -----------
    Total Common Stocks
       (cost $23,359,365)                            22,255,216
                                                    -----------
UNIT INVESTMENT TRUST(3) - 3.30%
  Nasdaq 100 Shares                        21,154       771,275
                                                    -----------
    Total Unit Investment Trust
       (cost $567,478)                                  771,275
                                                    -----------
SHORT-TERM INVESTMENTS(3) - 7.21%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 6.36%                       1,484,338   $ 1,484,338
                                                    -----------

                                         PRINCIPAL        VALUE
                                        -------------------------
U.S. TREASURY BILL - .85%
  (.870% due 03/18/04)                  $  200,000  $   199,636
                                                    -----------
    Total Short-Term Investments
       (cost $1,602,177)                              1,683,974
                                                    -----------
TOTAL INVESTMENTS - 105.83%
   (cost $25,529,020)(1)                             24,710,465
                                                    -----------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 7.05%                                  1,646,217
                                                    -----------
OTHER ASSETS AND LIABILITIES - (12.88%)              (3,007,065)
                                                    -----------
TOTAL NET ASSETS - 100.00%                          $23,349,617
                                                    ===========

*   Non-income producing

(1) For federal income tax purposes, cost is $26,341,771 and gross unrealized appreciation and depreciation of securities as of December 31, 2003 was $2,623,675 and ($4,254,981), respectively, with a net appreciation / depreciation of ($1,631,306).

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $3,102,962, $1,646,217, and $1,527,078, respectively.

(3) Securities and other assets with an aggregate value of $441,300 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2003:

                                                       UNREALIZED
                                                      APPRECIATION/
TYPE                                 CONTRACTS       (DEPRECIATION)
-------------------------------------------------------------------
Nasdaq-100 Index (03/04)                 3              $8,770

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL STATEMENTS                 NASDAQ-100 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS
   Investments in securities, at value               $24,710,465
   Collateral for securities loaned, at fair value     1,646,217
   Receivables:
      Shares sold                                         17,838
      Securities sold                                  2,326,473
   Interest and dividends                                  3,539
   Prepaid expenses and other                              1,008
                                                     -----------
                                                      28,705,540
                                                     -----------
LIABILITIES
   Payables:
      Investment securities purchased                  3,562,890
      Shares redeemed                                    112,837
      Payable upon return of securities loaned         1,646,217
      Bank overdraft                                       1,435
      Advisory fees                                          202
      Administration expenses                              5,865
      Directors' fees                                        844
      Custodian fees                                       2,722
      Fund accounting fees                                 5,490
      Professional fees                                   13,259
      Variation margin                                     1,050
      Other accrued expenses                               3,112
                                                     -----------
                                                       5,355,923
                                                    ------------
NET ASSETS*
   Paid-in capital                                    31,358,839
   Accumulated net realized gain/(loss)
      on investments and future contracts             (7,199,437)
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts              (809,785)
                                                     -----------
                                                     $23,349,617
                                                     ===========
Shares authorized ($.10 par value)                    20,000,000

Shares outstanding                                     1,126,851

Net asset value, offering and
    redemption price per share                       $     20.72

Investments at cost                                  $25,529,020
*FEDERAL TAX DATA

           CAPITAL LOSS CARRYFORWARD EXPIRING DECEMBER 31,:
-----------------------------------------------------------
    2008            2009             2010              2011
    ----            ----             ----              ----
$ (905,274)    $ (1,618,824)    $ (3,618,754)      $ (235,075)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
   Interest                                         $19,181
   Dividends                                         33,379
   Foreign dividend taxes withheld                     (151)
   Other income                                       1,786
                                                 ----------
                                                     54,195
                                                 ----------
EXPENSES
   Advisory fees                                     54,984
   Administration expenses                           15,710
   Custodian fees and expenses                        5,436
   Fund accounting fees                              31,937
   Professional fees                                 15,257
   Directors' fees                                    2,219
   Transfer agent fees                                9,922
   Royalty fee                                        5,001
   Other expenses                                     2,829
                                                 ----------
                                                    143,295
   Reimbursements and waivers                       (41,182)
                                                 ----------
                                                    102,113
                                                 ----------
NET INVESTMENT INCOME / (LOSS)                      (47,918)
                                                 ----------
REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain/(loss) on investments
      and options                                  (779,380)
   Net realized gain / (loss) on
      futures contracts                             443,945
                                                 ----------
                                                   (335,435)
                                                 ----------
   Net change in unrealized appreciation/
      (depreciation) on investments and
      futures contracts                           6,386,730
                                                 ----------
NET REALIZED AND UNREALIZED
GAIN / (LOSS)                                     6,051,295
                                                 ----------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                    $6,003,377
                                                 ==========

TRANSACTIONS WITH AFFILIATES:

           PERCENT OF CURRENT
            NET ASSET VALUE
-----------------------------------------
               ADMINISTRATION  EXPENSE
 ADVISORY FEE       FEE        LIMIT(1)  WAIVER  REIMBURSEMENT
-------------------------------------------------------------------
     0.35%         0.10%        0.30%     $ --      $41,182

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31,

                                       2003           2002
                                      --------------------------
OPERATIONS
   Net investment income/(loss)       $   (47,918)  $   (47,602)
   Net realized gain/(loss) on
   investments and futures               (335,435)   (4,251,507)
   Net change in unrealized
   appreciation/(depreciation) on
   investments and futures contracts    6,386,730    (1,612,997)
                                      -----------   -----------
                                        6,003,377    (5,912,106)
                                      -----------   -----------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold           15,025,665    11,665,414
   Payments for shares redeemed        (7,262,288)  (10,730,045)
                                      -----------   -----------
                                        7,763,377       935,369
                                      -----------   -----------
NET INCREASE/(DECREASE)
IN NET ASSETS                          13,766,754    (4,976,737)
NET ASSETS
   Beginning of period                  9,582,863    14,559,600
                                      -----------   -----------
   End of period                      $23,349,617   $ 9,582,863
                                      ===========   ===========
FUND SHARE TRANSACTIONS
   Sold                                   887,236       709,684
   Redeemed                              (447,781)     (675,831)
                                      -----------   -----------
Net increase / (decrease)
from fund share transactions              439,455        33,853
                                      ===========   ===========
TOTAL COST OF PURCHASES OF:
   Common Stocks                      $ 9,016,870   $ 1,175,136
                                      -----------   -----------
                                      $ 9,016,870   $ 1,175,136
                                      ===========   ===========
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                      $   529,604   $ 1,766,396
                                      -----------   -----------
                                      $   529,604   $ 1,766,396
                                      ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index (the "Index").

STRATEGY - The Summit Pinnacle Russell 2000 Small Cap Index Portfolio (the "Portfolio") will remain fully invested in stocks included in the Index and in futures contracts on the Index. The cash position will be held in highly liquid market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

For the year ended December 31, 2003, the Portfolio's total return was 46.19% (before the impact of any product or contract-level fees). This compares to a 47.25% total return for the Index. The difference of 1.06% is referred to as "tracking error" and is largely attributed to the Portfolio's 0.75% operating expense ratio. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. Accordingly, the Portfolio met its objectives for the period presented.

                                    FUND DATA

     Manager:                          Team Managed
     Inception Date:                   April 27, 2000
     Total Net Assets:                 $25.79 Million
     Number of Equity Holdings:        1,960
     Median Capitalization Size:       $476 Million
     Average Price-to-book Ratio:      2.31x
     Dividend Yield:                   0.98%

[CHART]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

Summit Russell 2000 Small Cap Index Portfolio - Total Return

1-YEAR        3-YEAR      SINCE INCEPTION
 46.19%        5.43%           4.51%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Separate account expenses are not included.

                             SUMMIT RUSSELL 2000
                         SMALL CAP INDEX PORTFOLIO   RUSSELL 2000 INDEX
Mar-00                             $ 10,000            $ 10,000
Apr-00                             $ 10,440            $ 10,456
May-00                             $  9,850            $  9,846
Jun-00                             $ 10,650            $ 10,707
Jul-00                             $ 10,330            $ 10,372
Aug-00                             $ 11,101            $ 11,158
Sep-00                             $ 10,770            $ 10,828
Oct-00                             $ 10,299            $ 10,345
Nov-00                             $  9,265            $  9,283
Dec-00                             $ 10,039            $ 10,086
Jan-01                             $ 10,562            $ 10,610
Feb-01                             $  9,886            $  9,915
Mar-01                             $  9,412            $  9,430
Apr-01                             $ 10,128            $ 10,168

May-01                             $ 10,369            $ 10,418
Jun-01                             $ 10,718            $ 10,777
Jul-01                             $ 10,105            $ 10,194
Aug-01                             $  9,767            $  9,865
Sep-01                             $  8,437            $  8,537
Oct-01                             $  8,933            $  9,036
Nov-01                             $  9,610            $  9,736
Dec-01                             $ 10,193            $ 10,337
Jan-02                             $ 10,087            $ 10,229
Feb-02                             $  9,812            $  9,949
Mar-02                             $ 10,590            $ 10,748
Apr-02                             $ 10,689            $ 10,846
May-02                             $ 10,209            $ 10,364
Jun-02                             $  9,697            $  9,850
Jul-02                             $  8,218            $  8,363
Aug-02                             $  8,188            $  8,342
Sep-02                             $  7,597            $  7,743
Oct-02                             $  7,826            $  7,991
Nov-02                             $  8,523            $  8,704
Dec-02                             $  8,047            $  8,219
Jan-03                             $  7,818            $  7,992
Feb-03                             $  7,580            $  7,750
Mar-03                             $  7,673            $  7,850
Apr-03                             $  8,399            $  8,594
May-03                             $  9,299            $  9,517
Jun-03                             $  9,478            $  9,689
Jul-03                             $ 10,060            $ 10,295
Aug-03                             $ 10,508            $ 10,767
Sep-03                             $ 10,302            $ 10,568
Oct-03                             $ 11,163            $ 11,455
Nov-03                             $ 11,546            $ 11,862
Dec-03                             $ 11,766            $ 12,103

                                 TOP 10 HOLDINGS

                                                (% OF NET ASSETS)
                                                -----------------
     iShares Russell 2000 Index Fund                  2.71%
     Allegheny Energy Inc.                            0.23%
     Health Care REIT Inc.                            0.22%
     AMR Corp                                         0.22%
     Activision Inc                                   0.22%
     Yellow Roadway Corp.                             0.21%
     Martek Biosciences Corp.                         0.21%
     Louisiana-Pacific Corp.                          0.20%
     Energen Corp.                                    0.20%
     Hot Topic Inc.                                   0.20%

[CHART]

                               SECTOR ALLOCATIONS

Basic Materials                                            4.00%
Communications                                             8.90%
Consumer Cyclical                                         14.00%
Consumer Non-Cyclic                                       18.20%
Energy                                                     4.00%
Financial                                                 19.00%
Industrial                                                12.90%
Technology                                                10.90%
Utilities                                                  2.90%
Short-Term, Futures, & Other                               5.20%

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

                    SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO     FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                                    PERIOD FROM
                                                                 APRIL 27, 2000(1)
                                                                        TO
                                      YEAR ENDED DECEMBER 31,       DECEMBER 31,
                                 -------------------------------    ------------
                                   2003        2002        2001        2000
                                 -------     -------     -------     -------
Net asset value,
beginning of period              $ 37.52     $ 48.10     $ 49.95     $ 50.00
                                 -------     -------     -------     -------
Investment Activities:
Net investment
income / (loss)                     0.22        0.29        0.40        0.40
Net realized and
unrealized gains/(losses)          16.95      (10.31)       0.35       (0.20)

Total from
Investment Activities              17.17      (10.02)       0.75        0.20
                                 -------     -------     -------     -------
DISTRIBUTIONS:
Net investment income              (0.29)      (0.09)      (0.45)      (0.25)
Net realized gains                    --       (0.47)      (2.15)         --
                                 -------     -------     -------     -------
Total Distributions                (0.29)      (0.56)      (2.60)      (0.25)
                                 -------     -------     -------     -------
Net asset value,
end of period                    $ 54.40     $ 37.52     $ 48.10     $ 49.95
                                 =======     =======     =======     =======
Total return                       46.19%     -21.05%       1.54%       0.39%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
average net assets - net(2)         0.75%      0.75%        0.75%       0.74%(3)
Ratio of expenses to
average net assets - gross          1.12%      1.33%        1.10%       1.35%(3)
Ratio of net investment
income/(loss) to average
net assets                          0.57%      0.65%        0.90%       1.11%(3)
Portfolio turnover rate            23.87%      30.78%      32.70%      82.19%(3)
Net assets,
end of period (000's)            $25,794     $13,863     $21,503     $16,105


(1) COMMENCEMENT OF OPERATIONS.
(2) NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES
    WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3) ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
SCHEDULE OF INVESTMENTS   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

DECEMBER 31, 2003

                                         SHARES           VALUE
                                         ----------------------
COMMON STOCKS - 94.91%
BASIC MATERIALS - 3.96%
  A. Schulman Inc.                           825     $   17,589
  Aceto Corp                                 167          4,265
  AK Steel Holding Corp*                   2,623         13,377
  Albemarle Corp                             877         26,284
  Allegheny Technologies Inc               2,230         29,481
  AMCOL International Corp.                  530         10,759
  Arch Chemicals Inc.                        551         14,139
  Brush Engineered Materials Inc.*           251          3,843
  Buckeye Technologies Inc.*                 752          7,558
  Cabot Microelectronics Corp.*              507         24,843
  Caraustar Industries Inc.*                 733         10,115
  Carpenter Technology Corp.                 566         16,737
  Century Aluminum Co.*                      232          4,410
  Cleveland-Cliffs Inc.*                     171          8,712
  Coeur Dalene Mines Corp*                 6,768         39,119
  Crompton Corporation                     3,161         22,664
  Deltic Timber Corp.                        181          5,502
  Ethyl Corp*                                275          6,014
  Ferro Corp.                                973         26,475
  FMC Corp.*                               1,289         43,994
  Georgia Gulf Corp.                         766         22,122
  Gibraltar Steel Corp.                      178          4,477
  Glatfelter                                 795          9,898
  Great Lakes Chemical Corp.                 993         27,000
  H.B. Fuller Co.                            779         23,167
  Hecla Mining Co.*                        3,007         24,928
  Hercules Inc*                            3,314         40,431
  IMC Global Inc                           2,991         29,701
  Kronos Worldwide Inc*                       69          1,532
  Liquidmetal Technologies*                  472          1,340
  Longview Fibre Co.                       1,399         17,278
  Louisiana-Pacific Corp.*                 2,875         51,405
  MacDermid Inc.                             744         25,475
  Material Sciences Corp.*                   147          1,486
  Millennium Chemicals Inc.                1,740         22,063
  Minerals Technologies Inc.                 637         37,742
  NL Industries Inc.                         138          1,615
  Octel Corp.                                188          3,702
  Olin Corp.                               1,984         39,798
  Om Group Inc*                              794         20,795
  Omnova Solutions Inc.*                     919          4,410
  PolyOne Corp.*                           2,576         16,460
  Pope & Talbot Inc.                         294          5,177
  Potlatch Corp.                             722         25,104
  Quaker Chemical Corp.                      148          4,550
  Reliance Steel & Aluminum Co.              661         21,952
  Rock-Tenn Co.                              690         11,909
  Royal Gold Inc.                            301          6,300
  RTI International Metals Inc.*             527          8,890
  Ryerson Tull Inc.                          608          6,962
  Schnitzer Steel Industries Inc.            170         10,285
  Schweitzer-Mauduit International Inc.      408         12,150
  Sensient Technologies Corp               1,089         21,530
  Solutia Inc*                             3,000          1,095
  Spartech Corp.                             633       $ 15,597
  Steel Dynamics Inc.*                     1,031         24,218
  Stepan Co.                                  97          2,488
  Stillwater Mining Co.*                   1,121         10,728
  Symyx Technologies Inc.*                   640         13,152
  USEC Inc.                                2,270         19,068
  Valhi Inc.                                 753         11,265
  W.R. Grace & CO.*                        1,763          4,530
  Wausau-Mosinee Paper Corp.               1,034         13,980
  Wellman Inc.                               900          9,189
                                                     ----------
                                                      1,022,824
                                                     ----------
COMMUNICATIONS - 8.89%
  1-800 Contacts Inc.*                       100          2,100
  1-800-FLOWERS.COM Inc.*                    523          5,783
  4 Kids Entertainment Inc.*                 228          5,933
  ACME Communications Inc.*                  157          1,380
  Adaptec Inc*                             2,952         26,065
  Advo Inc.                                  823         26,137
  Aeroflex Inc.*                           1,513         17,686
  Aether Systems Inc.*                     1,015          4,821
  Agile Software Corp.*                    1,203         11,910
  Akamai Technologies Inc.*                3,798         40,829
  Alloy Inc.*                                983          5,121
  Anaren Microwave Inc.*                     628          8,867
  Andrew Corp*                             4,062         46,754
  Anixter International Inc.*                857         22,179
  APAC Customer Services Inc.*               865          2,249
  Applied Signal Technology                  165          3,797
  Aquantive Inc.*                          1,118         11,460
  Ariba Inc*                               7,397         22,191
  Arris Group Inc.*                        1,490         10,788
  Asiainfo Holdings Inc.*                    829          5,538
  Ask Jeeves Inc*                            949         17,196
  Aspect Communications Corp.*               868         13,680
  At Road Inc.*                              749          9,962
  Audiovox Corporation*                      473          6,073
  Autobytel Inc*                             825          7,491
  Avanex Corp.*                            1,627          8,119
  Beasley Broadcast Group Inc.*               77          1,265
  Black Box Corp.                            439         20,225
  Boston Communications Group Inc.*          301          2,795
  Broadvision Inc*                           723          3,080
  Cable Design Technologies Corp.*         1,160         10,428
  Catalina Marketing Corp*                 1,057         21,309
  C-COR.net Corp.*                           893          9,938
  Centennial Communications Corp.*           202          1,063
  Centillium Communications Inc.*            851          4,791
  Charter Communications*                  9,401         37,792
  Cincinnati Bell Inc*                     6,533         32,991
  Cmgi Inc*                               10,090         17,960
  CNET Networks Inc.*                      2,780         18,960
  Commonwealth Telephone
    Enterprises Inc.*                        598         22,575
  CommScope Inc.*                          1,413         23,074
  Computer Network Technology Corp.*         758          7,231
  Comtech Telecommunications*                343          9,902
  Corvis Corporation*                      9,044         15,375

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------
COMMUNICATIONS - 8.89% (CONTINUED)
  Courier Corp.                              107     $    4,097
  Crown Media Holdings Inc.*                 236          1,952
  CT Communications Inc.                     490          6,615
  Cumulus Media Inc-*                      1,181         25,982
  D & E Communications Inc                   242          3,511
  Digital Generation Systems*                811          1,817
  Digital Insight Corp.*                     801         19,945
  Digital River Inc.*                        750         16,575
  Digitalthink Inc*                        1,032          2,900
  Digitas Inc.*                              452          4,213
  Ditech Communications Corp*                727         13,886
  Dobson Communications Corp*                621          4,080
  drugstore.com inc.*                        896          4,937
  E.piphany Inc.*                          1,567         11,298
  EarthLink Inc.*                          4,343         43,430
  Ecollege.Com Inc*                          349          6,444
  E-Loan Inc*                              1,241          3,698
  Emmis Communications Corp*               1,619         43,794
  EMS Technologies Inc.*                     201          4,129
  Enterasys Networks Inc.*                 5,584         20,940
  Entrust Inc.*                            1,372          5,598
  eResearch Technology Inc.*                 735         18,684
  eSpeed Inc.*                               647         15,146
  Extreme Networks Inc.*                   2,654         19,135
  F5 Networks Inc.*                          668         16,767
  Findwhat.Com*                              209          3,919
  Finisar Corp.*                           3,883         12,154
  Fisher Communications Inc.*                 93          4,743
  FreeMarkets Inc.*                        1,047          7,004
  FTD Inc*                                    58          1,429
  General Communication Inc*               1,250         10,875
  Golden Telecom Inc.*                       236          6,549
  Gray Television, Inc.                    1,111         16,798
  Grey Global Group Inc.                      17         11,612
  GSI Commerce Inc.*                         290          2,831
  Harmonic Inc.*                           1,798         13,036
  Harris Interactive Inc.*                 1,209         10,035
  Hickory Tech Corp.                         243          2,782
  Hollinger International Inc.             1,147         17,915
  Homestore Inc.*                          2,396         11,332
  Hungarian Telephone & Cable*                63            621
  Hypercom Corp.*                            739          3,518
  Inet Technologies Inc.*                    245          2,940
  Infonet Services Corp.*                  1,924          3,271
  Information Holdings Inc.*                 238          5,260
  Infospace Inc*                             695         16,020
  Insight Communications Co. Inc.          1,226         12,640
  Interland Inc*                             227          1,482
  Internet Security Systems Inc.*          1,039         19,564
  Interwoven Inc.*                           724          9,151
  Intrado Inc.*                              272          5,970
  Ixia*                                      642          7,511
  j2 Global Communications Inc.*             458         11,345
  Journal Register Co.*                      849         17,574
  Kana Software Inc*                         684          2,305
  Keynote Systems Inc.*                      361          4,296
  Kvh Industries Inc*                        183          5,027
  Liberty Corp.                              446     $   20,155
  Lightbridge Inc.*                          761          6,925
  LIN TV Corp*                               735         18,970
  Lionbridge Technologies Inc*               725          6,967
  LodgeNet Entertainment Corp.*              197          3,601
  LookSmart Ltd.*                          2,165          3,356
  MarketWatch.Com Inc*                       112            964
  Martha Stewart Living Omnimedia Inc.*      228          2,246
  MasTec Inc.*                               551          8,160
  MatrixOne Inc.*                          1,199          7,386
  Mcleodusa Inc*                           1,728          2,557
  Mediacom Communications Corp.*           1,402         12,155
  Metro One Telecommunications Inc.*         522          1,357
  MRV Communications Inc.*                 2,829         10,637
  Neoforma Inc.*                             147          1,564
  Net Bank Inc.                            1,328         17,729
  Net2Phone Inc.*                            737          5,012
  Netegrity Inc.*                            711          7,330
  Netflix Inc.*                              200         10,938
  NetRatings Inc.*                           190          2,172
  Network Equipment Tech Inc*                636          6,996
  New Focus Inc.*                          1,587          7,967
  Newport Corporation*                     1,064         17,588
  NIC Inc.*                                  824          6,617
  Nii Holdings Inc*                          448         33,434
  North Pittsburgh Systems Inc.              282          5,333
  Openwave Systems Inc.*                   1,662         18,282
  Oplink Communications Inc.*              2,978          7,116
  Opsware Inc*                             1,330          9,842
  Optical Communications Products Inc.*      298          1,103
  Overstock.com Inc.*                        166          3,297
  Paxson Communications Corp.*               837          3,222
  PC-Tel Inc.*                               540          5,729
  Pegasus Communications Corp*                59          1,657
  Plantronics Inc.*                        1,480         48,322
  Playboy Enterprises Inc.*                  274          4,428
  Portal Software*                           728          4,899
  Powerwave Technologies Inc.*             1,841         14,084
  Price Communications Corp.*              1,109         15,227
  Priceline.Com Inc*                         565         10,114
  PRIMEDIA Inc.*                           4,056         11,478
  Primus Telecommunications Group*         1,374         13,987
  ProQuest Co.*                              655         19,290
  Proxim Corp.*                            3,408          5,691
  PTEK Holdings Inc.*                      1,193         10,510
  Pulitzer Inc.                               86          4,644
  R.H. Donnelley Corp.*                      546         21,753
  Raindance Communications Inc.*           1,319          3,627
  RCN Corp.*                               1,519          1,215
  Regent Communications Inc.*                986          6,261
  Register.com Inc.*                         905          4,751
  Remec Inc.*                              1,573         13,229
  RF Micro Devices, Inc.*                  4,740         47,637
  Riverstone Networks Inc.*                2,457          2,727
  RSA Security Inc.*                       1,305         18,531
  S1 Corp.*                                1,975         15,899
  Safeguard Scientifics Inc.*              3,355         13,554

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------
COMMUNICATIONS - 8.89% (CONTINUED)
  Safenet Inc*                               296     $    9,108
  Saga Communications Inc.*                  255          4,725
  Salem Communications Corp.*                163          4,421
  Sapient Corp.*                           2,175         12,180
  Sba Communications Corp*                 1,235          4,668
  Secure Computing Corp.*                    911         16,316
  SeeBeyond Technology Corp.*              1,353          5,804
  Shenandoah Telecommunications Co.           61          3,127
  Sinclair Broadcast Group Inc.*           1,065         15,890
  Sohu.Com Inc*                              468         14,045
  SonicWALL Inc.*                          1,450         11,310
  Sonus Networks Inc.*                     5,442         41,142
  Spanish Broadcasting System Inc.*          885          9,293
  SpectraLink Corp.                          301          5,770
  Stamps.com Inc.*                         1,017          6,305
  Stellent Inc*                              491          4,831
  Stratex Networks, Inc.*                  2,309          9,813
  Supportsoft Inc*                           746          9,810
  SureWest Communications                    397         16,047
  Sycamore Networks Inc.*                  4,545         23,816
  Symmetricom Inc*                         1,048          7,629
  Talk America Holdings Inc.*                733          8,444
  Tekelec*                                 1,395         21,692
  Terayon Communication Systems Inc.*      1,840          8,280
  Thestreet.Com Inc*                         239            985
  Thomas Nelson Inc.                         150          2,900
  TIBCO Software Inc.*                     2,349         15,903
  Time Warner Telecom Inc.*                1,123         11,376
  Tollgrade Communications Inc.*             255          4,470
  Triton PCS Holdings Inc.*                  624          3,482
  TriZetto Group Inc.*                       863          5,566
  Turnstone Systems Inc.*                    636             73
  United Online Inc.*                      1,173         19,695
  Value Line Inc.                             26          1,297
  ValueClick Inc.*                         1,808         16,417
  ValueVision Media Inc.*                    468          7,816
  Verity Inc.*                               564          9,413
  Verso Technologies Inc*                  2,668          8,538
  ViaSat Inc.*                               581         11,120
  Vignette Corp.*                          5,647         12,819
  Vitria Technology Inc.*                    506          3,593
  Warwick Valley Telephone Co                102          3,018
  WatchGuard Technologies Inc.*              918          5,343
  WebEx Communications, Inc.*                673         13,527
  WebMethods Inc.*                         1,300         11,895
  Websense Inc.*                             550         16,082
  Westell Technologies Inc*                1,253          7,906
  Western Wireless Corp.*                  2,005         36,812
  Wiltel Communications"+"*                  495              5
  World Wrestling Entertainment Inc.         228          2,987
  Young Broadcasting Inc*                    236          4,729
  Zhone Technologies Inc New*                837          4,135
                                                     ----------
                                                      2,292,535
                                                     ----------
CONSUMER CYCLICAL - 14.04%
  7-Eleven Inc.*                             653         10,481
  A.C. Moore Arts & Crafts Inc.*             237          4,565
  A.S.V. Inc*                                124          4,633
  Action Performance Cos.                    289          5,663
  Advanced Marketing Services Inc.           275          3,134
  Aeropostale Inc.*                          528         14,478
  Aftermarket Technology Corp.*              264          3,622
  AirTran Holdings Inc.*                   1,813         21,575
  Alaska Air Group Inc.*                     650         17,739
  Alliance Gaming Corp.*                   1,819         44,838
  Ambassadors Group Inc.                      98          2,302
  Ambassadors International                  112          1,400
  AMC Entertainment Inc.*                    864         13,141
  America West Holdings Corp*                830         10,292
  American Eagle Outfitters*               1,434         23,518
  American Woodmark Corp.                    103          5,670
  Americas Car-Mart Inc*                      76          2,046
  Ameristar Casinos Inc.*                    201          4,918
  AMR Corp*                                4,295         55,620
  Angelica Corp.                             166          3,652
  AnnTaylor Stores Corp.*                  1,227         47,853
  Applica Inc.                               540          4,104
  Arctic Cat Inc.                            279          6,891
  Argosy Gaming Co.*                         623         16,192
  Asbury Automotive Group Inc.*              228          4,083
  Atlantic Coast Airlines Holdings Inc.*   1,162         11,504
  Aviall Inc.*                               863         13,385
  Aztar Corp.*                               779         17,527
  Bally Total Fitness Holding Corp.*         851          5,957
  Bandag Inc                                 325         13,390
  Bassett Furniture Industries Inc.          189          3,119
  Beazer Homes USA Inc.                      461         45,021
  bebe Stores Inc.*                           88          2,287
  Big 5 Sporting Goods Corp*                 240          5,028
  BJ's Wholesale Club*                     1,910         43,854
  Blair Corp.                                124          3,018
  Blue Rhino Corp*                           206          2,861
  Bob Evans Farms Inc                      1,291         41,906
  Boca Resorts Inc.*                         699         10,457
  Bombay Co.*                                943          7,676
  Boyd Gaming Corp.                          883         14,252
  Boyds Collection Ltd.*                     536          2,278
  Brookfield Homes Corp                      296          7,628
  Brookstone Inc.*                           226          4,816
  Brown Shoe Co. Inc.                        490         18,586
  Buckle Inc.                                141          3,123
  Building Materials Holding Corp.           231          3,587
  Burlington Coat Factory Warehouse Corp     514         10,876
  California Pizza Kitchen Inc.*             462          9,300
  Callaway Golf Co                         2,419         40,760
  Carmike Cinemas Inc.*                       25            871
  Casey's General Stores Inc.              1,220         21,545
  Cash America International Inc.            716         15,165
  Casual Male Retail Group Inc*              858          5,955
  Cato Corp.                                 474          9,717
  Cec Entertainment Inc*                     861         40,803
  Central European Distribution Corp*        131          4,140
  Champion Enterprises Inc.*               1,475         10,325
  Charlotte Russe Holding Inc.*              213          2,952

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------
CONSUMER CYCLICAL - 14.04% (CONTINUED)
  Charming Shoppes Inc.*                   2,818   $     15,217
  Cherokee Inc.                              116          2,638
  Chicago Pizza & Brewery Inc.*              203          3,029
  Children's Place Retail Stores Inc.*       236          6,308
  Choice Hotels International Inc.*          542         19,106
  Christopher & Banks Corp                   965         18,846
  Churchill Downs Inc.                       112          4,055
  CKE Restaurants Inc.*                    1,315          8,403
  Coachmen Industries Inc.                   261          4,727
  Coldwater Creek Inc.*                      222          2,442
  Cole National Corp.*                       225          4,500
  Collins & Aikman Corp.*                    880          3,810
  Continental Airlines-*                   2,419         39,357
  Cooper Tire & Rubber Co                  2,347         50,178
  Copart Inc*                              2,489         41,069
  Cost Plus Inc.*                            589         24,149
  CSK Auto Corp.*                            921         17,287
  Dave & Buster's Inc.*                      208          2,637
  Deb Shops Inc.                              82          1,763
  Department 56 Inc.*                        233          3,052
  DHB Industries Inc.*                       560          3,920
  Dicks Sporting Goods Inc*                  349         16,982
  Dillards Inc                             2,278         37,496
  Dominion Homes Inc.*                        70          2,123
  Dover Downs Gaming & Entertainment Inc     158          1,495
  Dover Motorsports Inc.                     273            956
  Dress Barn Inc.*                           537          8,050
  Duane Reade Inc.*                          607         10,270
  Dura Automotive Systems Inc.*              287          3,665
  Electronics Boutique Holdings Corp.*       250          5,722
  Emerson Radio Corp*                        310          1,165
  ExpressJet Holdings Inc.*                  846         12,690
  Extended Stay America Inc                2,622         37,967
  Finish Line Inc.*                          484         14,505
  financialay Enterprises Inc.*              117          1,653
  Fleetwood Enterprises Inc.*              1,036         10,629
  Footstar Inc*                              530          2,040
  Fred's Inc.                              1,425         44,147
  Friedman's Inc                             498          3,342
  Frontier Airlines Inc.*                    888         12,663
  G&K Services Inc.                          469         17,236
  Galyan's Trading Co. Inc.*                 125          1,505
  Gamestop Corp*                             596          9,184
  Gaylord Entertainment Co.*                 232          6,925
  Genesco Inc.*                              609          9,214
  GoodYear Tire & Rubber Co*               5,467         42,971
  Goody's Family Clothing Inc.               526          4,923
  Group 1 Automotive Inc.*                   450         16,286
  Guess? Inc.*                               142          1,714
  Guitar Center Inc.*                        384         12,511
  Gymboree Corp.*                            813         14,008
  Hampshire Group Ltd*                        38          1,192
  Hancock Fabrics Inc.                       273          3,953
  Handleman Co.                              669         13,735
  Haverty Furniture Cos. Inc.                297          5,898
  Hibbett Sporting Goods Inc.*               205          6,109
  Hollywood Entertainment Corp.*           1,469         20,199
  Hooker Furniture Corp                       57          2,326
  Hot Topic Inc.*                          1,736         51,143
  Hughes Supply Inc.                         862         42,771
  IHOP Corp.                                 546         21,010
  Insight Enterprises Inc.*                1,268         23,838
  Interface Inc*                           1,249          6,907
  Intertan Inc.*                             577          5,839
  Isle of Capri Casinos Inc.*                284          6,097
  J. Jill Group Inc.*                        483          6,139
  Jack in the Box Inc.*                      941         20,100
  JAKKS Pacific Inc.*                        693          9,120
  Jo-Ann Stores Inc*                         328          6,691
  Jos A Bank Clothiers Inc*                   84          2,914
  K2 Inc.*                                   672         10,221
  Kellwood Co.                               974         39,934
  Kenneth Cole Productions Inc.              106          3,116
  Keystone Automotive Industries Inc.*       216          5,478
  Kimball International Inc                  614          9,548
  Kirklands Inc*                             202          3,567
  K-Swiss Inc.                               674         16,216
  La Quinta Corp.*                         3,793         24,313
  Landry's Restaurants Inc.                  607         15,612
  Libbey Inc.                                232          6,607
  Linens 'N Things Inc.*                   1,626         48,910
  Lithia Motors Inc.                         244          6,151
  Lone Star Steakhouse & Saloon Inc.         286          6,629
  Longs Drug Stores Corp                     821         20,312
  M/I Schottenstein Homes Inc.               194          7,576
  Macrovision Corporation*                 1,127         25,459
  Magna Entertainment Corp.*               1,090          5,526
  Mair Holdings Inc*                         179          1,303
  Marcus Corp.                               542          8,889
  Marine Products Corp.                      106          1,993
  MarineMax Inc.*                            153          2,973
  Maxwell Shoe Co.*                          260          4,412
  Men's Wearhouse Inc.*                      955         23,885
  Meritage Corp.*                            170         11,273
  Mesa Air Group Inc.*                       736          9,215
  Mobile Mini Inc.*                          249          4,910
  Modine Manurfacturing Co                   641         17,294
  Modtech Holdings Inc.*                     147          1,236
  Monaco Coach Corp.*                        709         16,874
  Mothers Work Inc.*                          77          1,879
  Movado Group Inc.                          138          3,896
  Movie Gallery Inc.                         670         12,516
  MTR Gaming Group Inc.*                     639          6,582
  Multimedia Games Inc.*                     200          8,220
  National Presto Industries Inc.             88          3,181
  Nautilus Group Inc.                        797         11,198
  Navigant International Inc.*               237          3,282
  Noland Co                                   12            498
  Northwest Airlines Corp*                 1,668         21,050
  Nu Skin Enterprises Inc.                   848         14,492
  O'Charley's Inc.*                          556          9,980
  Oneida Ltd.                                274          1,614
  Orleans Homebuilders Inc*                   31            878
  Oshkosh B'Gosh Inc                         148          3,176

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------

CONSUMER CYCLICAL - 14.04% (CONTINUED)
  Oshkosh Truck Corp                         832   $     42,457
  Owens & Minor Inc.                         871         19,084
  Oxford Industries Inc.                     328         11,113
  P.F. Chang's China Bistro Inc.*            936         47,624
  Pacific Sunwear of California Inc.*      1,944         41,057
  Palm Harbor Homes Inc.*                    474          8,470
  Panera Bread Co.*                        1,027         40,597
  Pantry Inc*                                100          2,270
  Papa John's International Inc.*            212          7,077
  Party City Corp.*                          189          2,398
  Payless Shoesource Inc.*                 1,876         25,138
  PC Connection Inc.*                        126          1,055
  Pegasus Solutions Inc.*                    686          7,182
  Penn National Gaming Inc.*                 847         19,549
  Pep Boys-Manny Moe & Jack                1,763         40,320
  Perry Ellis International*                  69          1,779
  Petco Animal Supplies Inc*               1,318         40,133
  Phillips-Van Heusen Corp.                  699         12,400
  Pinnacle Entertainment Inc.*               605          5,639
  Prime Hospitality Corp.*                 1,024         10,445
  Quiksilver Inc.*                         1,495         26,506
  Rare Hospitality International Inc.*       812         19,845
  Raytech Corp.*                             134            445
  RC2 Corp*                                  252          5,229
  Red Robin Gourmet Burgers*                 165          5,023
  Restoration Hardware Inc.*                 531          2,522
  Rex Stores Corp.*                          129          1,827
  Russell Corp.                              735         12,907
  Ryan's Family Steak Houses Inc.*         1,151         17,426
  ScanSource Inc.*                           201          9,170
  School Specialty Inc.*                     457         15,543
  Scientific Games Corp.*                  1,354         23,032
  SCP Pool Corp.*                          1,101         35,981
  Select Comfort Corporation*                541         13,395
  Sharper Image Corp.*                       176          5,746
  Shoe Carnival Inc.*                        136          2,421
  Shopko Stores Inc.*                        765         11,666
  Shuffle Master Inc.*                       453         15,683
  Six Flags Inc.*                          2,568         19,311
  Skechers USA Inc.*                         520          4,238
  Skyline Corp.                              114          3,975
  Skywest Inc                              1,587         28,756
  Smart & Final Inc.*                        232          2,339
  Sonic Automotive Inc                       746         17,098
  Sonic Corp.*                             1,426         43,664
  Speedway Motorsports Inc.                  395         11,423
  Sports Authority Inc*                      555         21,312
  Sports Resorts International Inc.*          26            132
  Stage Stores Inc.*                         406         11,327
  Standard Motor Products Inc.               124          1,507
  Standard Pacific Corp.                     885         42,967
  Stanley Furniture Co.                       92          2,898
  Steak N Shake Co.*                         616         10,996
  Stein Mart Inc.*                           571          4,705
  Steinway Musical Instruments Inc.*          83          2,050
  Steven Madden Ltd.*                        188          3,835
  Strattec Security Corp.*                    60          3,655
  Stride Rite Corp.                        1,033         11,756
  Summit America Television Inc.*            981          3,846
  Superior Industries                        824         35,860
  Systemax Inc*                              173          1,152
  TBC Corp.*                                 466         12,027
  Technical Olympic USA Inc.*                 44          1,211
  Tenneco Automotive Inc.*                 1,168          7,814
  Thor Industries Inc.                       661         37,161
  TiVo Inc.*                                 913          6,756
  Too Inc.*                                  946         15,968
  Topps Co.                                  877          8,998
  Toro Co.                                   905         41,992
  Tower Automotive Inc.*                   1,568         10,709
  Tractor Supply Co.*                      1,063         41,340
  Trans World Entertainment Corp.*           257          1,830
  Triarc Companies                         1,003         10,812
  Tuesday Morning Corp.*                     387         11,707
  Tweeter Home Entertainment Group Inc*      556          5,254
  Ultimate Electronics Inc.*                 206          1,572
  Unifi, Inc.*                             1,138          7,340
  UniFirst Corp.                             169          4,007
  United Auto Group Inc.                     450         14,085
  United Stationers Inc.*                  1,121         45,871
  Universal Electronics Inc.*                256          3,261
  Urban Outfitters Inc.*                     679         25,157
  Vail Resorts Inc.*                         522          8,874
  Vans Inc.*                                 509          5,808
  Visteon Corp.                            4,828         50,259
  Wabash National Corp.*                     713         20,891
  Warnaco Group Inc (The)*                   948         15,121
  Watsco Inc.                                533         12,115
  WCI Communities*                           467          9,625
  Wesco International Inc.*                  300          2,655
  West Marine Inc.*                          224          6,229
  Wet Seal Inc*                              630          6,231
  Weyco Group Inc                             52          1,750
  Whitehall Jewellers Inc.*                  201          1,984
  William Lyon Homes Inc.*                    79          4,959
  Wilsons The Leather Experts Inc.*          485          1,693
  Winnebago Industries Inc.                  343         23,581
  WMS Industries Inc.*                       604         15,825
  Wolverine World Wide Inc.                1,099         22,398
  World Fuel Services Corp.                  177          6,009
  Zale Corp*                                 882         46,922
                                                     ----------
                                                      3,621,221
                                                     ----------
CONSUMER NON-CYCLICAL - 18.22%
  aaiPharma Inc.*                            262          6,581
  Aaron Rents Inc.                           657         13,225
  Abgenix Inc.*                            3,235         40,308
  Able Laboratories Inc*                     398          7,192
  ABM Industries Inc.                      1,034         18,002
  Accredo Health Inc*                      1,313         41,504
  Aclara Biosciences Inc*                    676          2,467
  Administaff Inc.*                          539          9,368
  Adolor Corp.*                            1,212         24,264
  Advanced Medical Optics*                   799         15,700

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------

CONSUMER NON-CYCLICAL - 18.22%(CONTINUED)
  Advanced Neuromodulation Systems Inc.*     502     $   23,082
  Advisory Board Co.*                        183          6,389
  Aksys Ltd.*                                788          6,958
  Alaris Medical Inc.*                       453          6,890
  Albany Molecular Research Inc.*            744         11,175
  Alderwoods Group Inc.*                   1,038          9,778
  Alexion Pharmaceuticals Inc.*              488          8,306
  Alico Inc.                                  66          2,294
  Align Technology Inc.*                   1,210         19,989
  Alkermes Inc.*                           1,769         23,882
  Alliance Imaging Inc.*                     224            829
  Alpharma Inc.                            1,070         21,507
  Alteon Inc*                                994          1,561
  American Greetings Corp*                 2,263         49,492
  American Healthways Inc.*                  724         17,282
  American Italian Pasta Co.*                410         17,179
  American Medical Security Group Inc.*      215          4,820
  American Medical Systems Holdings Inc*     577         12,579
  AmeriGroup Corp.*                          788         33,608
  Amn Healthcare Services Inc*               249          4,273
  Amsurg Inc.*                               484         18,339
  Antigenics Inc.*                           550          6,226
  Aphton Corp.*                              634          3,804
  Arbitron Inc.*                           1,099         45,850
  Arena Pharmaceuticals Inc.*                499          3,094
  Ariad Pharmaceuticals Inc.*              1,016          7,569
  Arrow International Inc.                   631         15,762
  ArthroCare Corp.*                          494         12,103
  Aspect Medical Systems Inc*                174          1,985
  AtheroGenics Inc.*                       1,000         14,950
  Atrix Laboratories Inc.*                   577         13,871
  Avant Immunotherapeutics Inc*            1,738          4,762
  Avi Biopharma Inc*                         580          2,361
  Bankrate Inc*                              106          1,312
  Banta Corp                                 650         26,325
  Bentley Pharmaceuticals Inc.*              241          3,205
  Beverly Enterprises Inc.*                2,502         21,492
  Biolase Technology Inc*                    524          8,698
  BioMarin Pharmaceutical Inc.*            1,783         13,852
  Biopure Corp.*                             915          2,178
  BioReliance Corp.*                          95          4,543
  Biosite Inc.*                              196          5,674
  Bone Care International Inc.*              176          2,242
  Boston Beer Co.*                           139          2,521
  Bowne & Co.                                929         12,597
  Bradley Pharmaceuticals Inc*               153          3,891
  Bright Horizons Family Solutions Inc.*     327         13,734
  Bruker Biosciences Corp*                   600          2,730
  Cambrex Corp.                              543         13,716
  Candela Corp*                              145          2,636
  Cantel Medical Corp.*                      127          2,056
  Cardiac Science Inc.*                    1,458          5,817
  CardioDynamics International Corp.*        925          5,522
  CDI Corp.                                  339         11,102
  Celera Genomics Group - Applera Corp*    2,671         37,154
  Cell Genesys Inc.*                         966         12,500
  Cell Therapeutics Inc.*                    877          7,630
  Centene Corp*                              480         13,445
  Central Garden & Pet Co.*                  447         12,529
  Central Parking Corp.                      510          7,614
  Century Business Services Inc.*          2,206          9,861
  Cepheid*                                   811          7,769
  Cerus Corp.*                               276          1,253
  Charles River Associates Inc.*             135          4,319
  Chattem Inc.*                              266          4,761
  Chiquita Brands International Inc.*        947         21,336
  Cholestech Corp.*                          256          1,953
  Chronimed Inc*                             235          1,993
  Cima Labs Inc.*                            399         13,015
  Ciphergen Biosystems Inc.*                 614          6,901
  Clark Inc*                                 294          5,657
  Closure Medical Corp.*                     126          4,275
  Coca-Cola Bottling Co. Consolidated         68          3,637
  Coinstar Inc.*                             608         10,980
  Collagenex Pharmaceuticals*                144          1,614
  Columbia Laboratories Inc.*                906          5,708
  Conceptus Inc.*                            486          5,161
  CONMED Corp.*                              801         19,064
  Connetics Corp.*                           776         14,092
  Consolidated Graphics Inc.*                209          6,600
  Cooper Cos                               1,052         49,581
  Corixa Corp.*                            1,221          7,375
  Corn Products International Inc.         1,323         45,577
  Cornell Cos. Inc.*                         232          3,167
  Corrections Corp. of America*            1,283         36,989
  Corvel Corp.*                              122          4,587
  CoStar Group Inc.*                         380         15,838
  Covance Inc.*                            1,688         45,238
  CPI Corp.                                  152          3,072
  Cross Country Healthcare Inc*              543          8,102
  CryoLife Inc.*                             307          1,774
  CSS Industries Inc.                         87          2,698
  Cti Molecular Imaging Inc*                 675         11,414
  Cubist Pharmaceuticals Inc.*               906         11,017
  CuraGen Corp.*                           1,206          8,840
  Curative Health Services*                  200          2,760
  CV Therapeutics Inc.*                      782         11,464
  Cyberonics Inc.*                           546         17,477
  Cytyc Corp*                              3,082         42,408
  D & K Healthcare Res Inc                   237          3,214
  Dade Behring Holdings Inc*               1,399         50,000
  Datascope Corp.                            198          7,098
  deCODE genetics Inc.*                    1,268         10,385
  Del Laboratories Inc.*                      90          2,258
  Delta & Pine Land Co.                    1,028         26,111
  Dendreon Corp*                             149          1,201
  Diagnostic Products Corp                   563         25,847
  Digene Corp.*                              340         13,634
  DIMON Inc.                               1,170          7,898
  Discovery Laboratories Inc*                861          9,032
  Diversa Corp.*                             535          4,949
  dj Orthopedics Inc.*                       123          3,296
  Dollar Thrifty Automotive Group Inc.*      627         16,264
  Dov Pharmaceutical Inc*                    196          2,640

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------
CONSUMER NON-CYCLICAL - 18.22%(CONTINUED)
  Durect Corp.*                              811     $    2,092
  Dynacq Healthcare                          107            822
  Electro Rent Corp.*                        474          6,323
  Elizabeth Arden Inc.*                      362          7,211
  Encysive Pharmaceuticals Inc*            1,253         11,214
  Ennis Business Forms Inc.                  307          4,697
  Enzo Biochem Inc.*                         623         11,158
  Enzon Inc.*                              1,195         14,340
  EPIX Medical Inc.*                         390          6,349
  Esperion Therapeutics Inc.*                925         32,014
  Euronet Worldwide Inc.*                    300          5,400
  EXACT Sciences Corp.*                      275          2,783
  Exactech Inc*                              112          1,652
  Exelixis Inc.*                           1,394          9,870
  Exult Inc.*                                938          6,679
  Farmer Bros. Co.                            14          4,358
  First Consulting Group Inc.*               528          2,973
  First Horizon Pharmaceutical Corp.*        571          6,395
  Flowers Foods Inc.                         867         22,369
  Forrester Research Inc.*                   261          4,664
  Fossil Inc.*                               661         18,515
  FTI Consulting Inc.*                     1,512         35,335
  Gartner, Inc.*                           2,140         24,203
  Gene Logic Inc.*                           864          4,484
  Genencor International Inc.*               161          2,536
  Genesis Healthcare Corp*                   332          7,563
  Gen-Probe Corp*                          1,308         47,703
  Genta Inc.*                              1,299         13,523
  Gentiva Health Services Inc.*              700          8,848
  Geron Corp.*                             1,282         12,782
  Gevity HR Inc                              258          5,738
  Great Atlantic & Pacific Tea Co.*          278          2,335
  Green Mountain Coffee Inc.*                 67          1,542
  Gtc Biotherapeutics Inc*                   675          2,153
  Guilford Pharmaceuticals Inc.*             636          4,312
  Haemonetics Corp.*                         301          7,191
  Hain Celestial Group Inc.*                 629         14,599
  Hanger Orthopedic Group Inc.*              589          9,171
  Healthcare Services Group Inc.             176          3,395
  HealthExtras Inc.*                         291          3,899
  Heidrick & Struggles International Inc*    306          6,671
  Hi-Tech Pharmacal Co Inc*                   83          1,951
  Hollis-Eden Pharmaceuticals*               127          1,398
  Hologic Inc.*                              550          9,532
  Hooper Holmes Inc.                       1,598          9,876
  Horizon Organic Holding Corp.*             117          2,802
  Hudson Highland Group Inc*                 139          3,315
  ICT Group Inc.*                            103          1,210
  ICU Medical Inc.*                          198          6,787
  IGEN International, Inc.*                  665         39,175
  ILEX Oncology Inc.*                      1,052         22,355
  Immucor Inc.*                              540         11,011
  Immunogen Inc.*                          1,144          5,777
  Immunomedics Inc.*                       1,155          5,267
  Impath Inc.                                294          1,147
  Impax Laboratories Inc.*                   806         11,598
  Inamed Corp.*                              946         45,465
  Incyte Genomics Inc.*                    1,999         13,673
  Indevus Pharmaceuticals Inc.*            1,056          6,220
  Ingles Markets Inc.                        161          1,653
  Inspire Pharmaceuticals Inc*               787         11,144
  Insurance Auto Auctions Inc.*              164          2,140
  Integra LifeSciences Holdings Corp.*       487         13,943
  Integrated Electrical Services Inc.*       885          8,186
  Inter Parfums Inc.                          64          1,446
  InterMune Inc.*                            691         16,004
  International Multifoods Corp.*            490          8,820
  Interpore International*                   487          6,331
  Interstate Bakeries Corp                 1,226         17,446
  Intuitive Surgical Inc                     876         14,971
  Invacare Corp.                             959         38,715
  Inveresk Research Group Inc*               811         20,056
  Inverness Medical Innovations Inc.*        302          6,578
  Ipayment Inc*                              103          3,502
  ISIS Pharmaceuticals Inc.*               1,236          8,034
  I-Stat Corp*                               290          4,437
  J&J Snack Foods Corp.*                     116          4,380
  Jarden Corp.*                              834         22,802
  John B. Sanfilippo & Son*                  101          5,155
  John H. Harland Co.                        766         20,912
  K V Pharmaceutical Co*                     894         22,797
  Kelly Services                             465         13,271
  Kensey Nash Corp.*                         145          3,371
  Kindred Healthcare Inc.*                   332         17,257
  Korn/Ferry International*                  887         11,833
  KOS Pharmaceuticals Inc.*                  316         13,601
  Kosan Biosciences Inc.*                    492          4,851
  Kroll Inc.*                                998         25,948
  Kyphon Inc.*                               498         12,365
  La Jolla Pharmaceutical Co.*             1,261          5,410
  LabOne Inc.*                               139          4,513
  Labor Ready Inc.*                        1,123         14,711
  Lance Inc.                                 695         10,446
  Landauer Inc.                              150          6,117
  Lannett Co. Inc.*                          110          1,849
  Laserscope*                                246          3,835
  Learning Tree International Inc.*          171          2,974
  Lexicon Genetics Inc.*                     941          5,542
  Lifeline Systems Inc.*                     178          3,382
  Lifepoint Hospitals Inc*                 1,377         40,553
  Ligand Pharmaceuticals Inc.*             1,577         23,166
  Luminex Corporation*                       585          5,487
  M & F Worldwide Corp*                      192          2,565
  Mail-Well Inc.*                            840          3,872
  Martek Biosciences Corp.*                  834         54,185
  Matria Healthcare Inc.*                    175          3,698
  Maui Land & Pineapple Co. Inc.*             58          2,006
  Maximus Inc.*                              426         16,669
  Maxygen Inc.*                              637          6,771
  McGrath RentCorp                           143          3,897
  Medarex Inc.*                            2,067         12,877
  Medical Action Ind Inc*                    146          2,732
  Medical Staffing Networks
  Holdings Inc.*                             206          2,256
  Medicines Co.*                           1,534         45,192

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------
CONSUMER NON-CYCLICAL-18.22%(CONTINUED)
  MedQuist Inc.*                             192     $    3,084
  MemberWorks Inc.*                          140          3,804
  Mentor Corp                              1,121         26,971
  Meridian Bioscience Inc                    185          1,930
  Merit Medical Systems Inc.*                625         13,913
  MGI Pharma Inc.*                         1,117         45,965
  Micro Therapeutics Inc*                    188            607
  Midas Inc.*                                264          3,775
  MIM Corp.*                                 618          4,345
  Monro Muffler Brake Inc.*                  177          3,542
  MPS Group Inc*                           2,591         24,226
  Myriad Genetics Inc.*                      758          9,748
  Nabi Biopharmaceuticals*                 1,146         14,566
  Nash Finch Co                              210          4,691
  National Beverage Corp.*                    68          1,108
  National Healthcare Corp.*                 123          2,448
  National Processing Inc*                   145          3,415
  Nature's Sunshine Products Inc.            173          1,462
  Navigant Consulting Inc.*                1,150         21,689
  NBTY Inc*                                1,845         49,557
  NCO Group Inc.*                            512         11,658
  Neighborcare Inc*                          665         13,134
  Nektar Therapeutics*                     1,295         17,625
  NeoPharm Inc.*                             245          4,488
  Neose Technologies Inc.*                   262          2,410
  New England Business Service Inc.          190          5,605
  Newtek Business Services Inc*              159          1,103
  Noven Pharmaceuticals Inc.*                561          8,533
  Novoste Corporation*                       307          1,471
  NPS Pharmaceuticals Inc.*                  810         24,899
  Nuvelo Inc*                              1,218          4,226
  Oakley Inc.                                696          9,633
  Ocular Sciences Inc.*                      520         14,929
  Odyssey HealthCare Inc.*                 1,179         34,498
  Omega Protein Corp*                        114            880
  Onyx Pharmaceuticals Inc.*                 925         26,113
  Option Care Inc.*                          241          2,574
  OraSure Technologies Inc.*                 993          7,904
  Orthodontic Centers Of America*          1,405         11,310
  Orthologic Corp.*                          939          5,756
  OSI Pharmaceuticals Inc.*                1,416         45,609
  Osteotech Inc*                             288          2,534
  Pain Therapeutics Inc.*                    555          3,857
  Palatin Technologies Inc*                1,187          2,968
  PAREXEL International Corp.*               723         11,756
  Pathmark Stores Inc.*                      759          5,768
  PDI Inc.*                                  130          3,485
  Pediatrix Medical Group Inc.*              866         47,708
  Peet's Coffee and Tea Inc.*                198          3,447
  Penwest Pharmaceuticals Co.*               260          4,493
  Peregrine Pharmaceuticals Inc.*          3,056          6,754
  Perrigo Co.                              2,257         35,480
  Pharmacopeia Inc.*                         665          9,450
  Pilgrims Pride Corp                        284          4,638
  Playtex Products Inc.*                     828          6,400
  Plexus Corp.*                            1,099         18,870
  PolyMedica Corp.                           490         12,892
  Possis Medical Inc.*                       294          5,807
  Pozen Inc.*                                635          6,477
  Praecis Pharmaceuticals Inc.*            1,264          8,140
  Pre-Paid Legal Services Inc.*              296          7,732
  PRG-Schultz International Inc.*          1,095          5,366
  Princeton Review Inc.*                     301          2,935
  Priority Healthcare Corp.*                 951         22,929
  Progenics Pharmaceuticals Inc.*            151          2,848
  Province Healthcare Co.*                 1,265         20,240
  PSS World Medical Inc.*                  1,868         22,547
  Quanta Services Inc.*                    2,020         14,746
  Quidel Corp.*                              760          8,223
  Ralcorp Holdings Inc.*                     793         24,868
  Regeneration Technologies*                 657          7,201
  Regeneron Pharmaceuticals Inc.*            948         13,945
  RehabCare Group Inc.*                      299          6,357
  Rent-Way Inc.*                             587          4,808
  Repligen Corp*                             794          3,470
  Resources Connection Inc.*                 544         14,857
  Retractable Technologies Inc*              116            698
  Revlon Inc.*                               192            430
  Rewards Networks Inc.*                     422          4,499
  Right Management Consultants*              308          5,747
  Riviana Foods Inc.                         112          3,068
  Robert Mondavi Corp.*                      177          6,875
  Rollins Inc.                               539         12,154
  Roto-Rooter Inc                            185          8,529
  Ruddick Corp.                              897         16,056
  Russ Berrie & Co.                          169          5,729
  Salix Pharmaceuticals Ltd.*                496         11,244
  Sanderson Farms Inc.                        98          3,949
  Savient Pharmaceuticals Inc*             1,565          7,215
  Sciclone Pharmaceuticals Inc*            1,117          7,573
  Seaboard Corp.                               7          1,974
  Seattle Genetics Inc.*                     587          5,036
  Select Medical Corp                      1,270         20,676
  Serologicals Corp.*                        636         11,830
  Sfbc International Inc*                     98          2,603
  Sierra Health Services Inc.*               658         18,062
  Sirna Therapeutics Inc*                    195          1,014
  SM&A*                                      229          2,679
  Sola International Inc.*                   693         13,028
  SonoSite Inc.*                             268          5,746
  Sotheby's Holdings Inc.*                 1,222         16,693
  Source Interlink Cos Inc*                  218          2,315
  SOURCECORP, Incorporated*                  287          7,356
  Specialty Laboratories Inc.*               131          2,199
  Spherion Corp.*                          1,666         16,310
  Staar Surgical Co*                         482          5,427
  Standard Commercial Corp.                  186          3,733
  Standard Register Co.                      221          3,719
  Star Scientific Inc*                       681          1,253
  StarTek Inc.                               197          8,036
  Stewart Enterprises Inc.*                2,717         15,433
  Strayer Education Inc.                     294         31,996
  Sunrise Assisted Living Inc.*              313         12,126
  SuperGen Inc.*                             843          9,273

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------
CONSUMER NON-CYCLICAL-18.22%(CONTINUED)
  SurModics Inc.*                            263     $    6,286
  Sybron Dental Specialties Inc.*          1,409         39,593
  Sylvan Learning Systems Inc.*            1,289         37,110
  Synovis Life Technologies Inc*             159          3,234
  Tanox Inc.*                                669          9,935
  Techne Corp.*                            1,119         42,276
  Tejon Ranch Co.*                           130          5,331
  Teletech Holdings Inc.*                    982         11,097
  Telik Inc.*                              1,242         28,578
  Theragenics Corp.*                         843          4,611
  TheraSense Inc.*                           663         13,459
  Third Wave Technologies*                   671          3,053
  Thoratec Corp.*                          1,308         17,017
  Transkaryotic Therapies Inc.*              814         12,707
  Trimeris Inc.*                             256          5,371
  TriPath Imaging Inc.*                      615          4,797
  Tularik Inc.*                            1,276         20,607
  Tupperware Corp                          1,435         24,883
  U.S. Physical Therapy Inc.*                224          3,524
  United Natural Foods Inc.*                 527         18,925
  United Rentals Inc*                      1,968         37,904
  United Surgical Partners
   International Inc.*                       470         15,736
  United Therapeutics Corp.*                 488         11,200
  Universal Corp.                            913         40,327
  US Oncology Inc.*                        1,883         20,261
  Usana Health Sciences Inc*                 166          5,080
  VCA Antech Inc.*                           830         25,713
  Vector Group Ltd.                          657         10,722
  Ventana Medical Systems Inc.*              336         13,238
  Vertex Pharmaceuticals Inc*              2,117         21,657
  Viasys Healthcare Inc.*                    824         16,974
  Vicuron Pharmaceuticals Inc.*            1,268         23,648
  Virbac Corp.                               165          1,073
  Vistacare Inc*                             316         11,107
  VISX Inc.*                               1,044         24,169
  Vital Images Inc*                          168          2,997
  Vital Signs Inc.                           109          3,564
  VIVUS Inc.*                                976          3,699
  Volt Information Sciences Inc.*            149          3,367
  Wackenhut Corrections Corp.*               174          3,967
  Watson Wyatt & Co. Holdings*               910         21,977
  WD-40 Co.                                  456         16,124
  Weis Markets Inc.                          210          7,623
  West Pharmaceutical Services Inc.          203          6,882
  Wild Oats Markets Inc.*                    696          8,999
  Wireless Facilities Inc.*                  802         11,918
  Wright Medical Group Inc.*                 436         13,272
  Yankee Candle Co. Inc.*                    855         23,367
  Young Innovations Inc.                      76          2,736
  Zoll Medical Corp.*                        160          5,677
  ZymoGenetics Inc.*                         239          3,705
                                                     ----------
                                                      4,698,663
                                                     ----------
DIVERSIFIED - .06%
  Leucadia National Corp                       1             45
  Resource America Inc.                      278          4,170
  Walter Industries Inc.                     810         10,814
                                                     ----------
                                                         15,029
                                                     ----------
ENERGY - 4.04%
  Aquila Inc*                              5,062         17,160
  Arch Coal Inc.                           1,273         39,679
  Atwood Oceanics Inc.*                      149          4,759
  Berry Petroleum Co.                        298          6,035
  Cabot Oil & Gas Corp.                      692         20,310
  Cal Dive International Inc.*               966         23,290
  Carbo Ceramics Inc.                        193          9,891
  Cimarex Energy Co*                       1,527         40,756
  Clayton Williams Energy Inc*                65          1,890
  Comstock Resources Inc.*                   806         15,556
  Denbury Resources Inc.*                    964         13,409
  Dril-Quip Inc.*                            117          1,907
  Encore Acquisition Co.*                    165          4,067
  Energy Partners Ltd.*                      586          8,145
  Evergreen Resources Inc.*                1,421         46,197
  Forest Oil Corp*                         1,520         43,426
  Frontier Oil Corp.                         732         12,605
  FuelCell Energy Inc.*                      959         12,467
  Global Industries Ltd.*                  1,989         10,243
  Grey Wolf Inc.*                          4,633         17,327
  Gulf Island Fabrication Inc.*              132          2,248
  Hanover Compressor Co.*                  1,426         15,900
  Harvest Natural Resources Inc.*            963          9,583
  Headwaters Inc.*                           730         14,324
  Holly Corp.                                186          5,115
  Horizon Offshore Inc.*                     727          3,199
  Houston Exploration Co.*                   376         13,732
  Hydril Co.*                                259          6,199
  Input/Output Inc.*                       1,221          5,507
  Kcs Energy Inc*                            980         10,339
  KFX Inc*                                   722          5,452
  Lone Star Technologies Inc.*               704         11,250
  Lufkin Industries Inc.                     108          3,109
  Magnum Hunter Resources Inc.*            1,840         17,498
  Massey Energy Co.                        2,259         46,987
  Matrix Service Co*                         300          5,445
  Maverick Tube Corp.*                     1,156         22,253
  Mcmoran Exploration Co*                    221          4,144
  Meridian Resource Corp.*                   993          5,898
  Newpark Resources Inc.*                  2,036          9,752
  North Coast Energy Inc*                     41            438
  Nuevo Energy Co.*                          490         11,843
  Oceaneering International Inc.*            615         17,220
  Oil States International Inc.*             707          9,856
  Parker Drilling Co.*                     2,412          6,151
  Patina Oil & Gas Corp.                   1,019         49,921
  Penn Virginia Corp.                        136          7,568
  Petrocorp Inc*                             101          1,359
  Petroleum Development Corp*                295          6,992
  Plains Exploration & Production Co*      1,073         16,513
  Plains Resources Inc.*                     568          9,116
  Plug Power Inc.*                           697          5,053
  Prima Energy Corp.*                        168          5,907
  Quicksilver Resources Inc.*                331         10,691
  Range Resources Corp.                    1,465         13,844
  Remington Oil & Gas Corp.*                 584         11,499
  RPC Inc.                                   182          2,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------
ENERGY - 4.04% (CONTINUED)
  SEACOR SMIT Inc.*                          469         19,712
  Southwestern Energy Co.*                   981         23,446
  Spinnaker Exploration Co.*                 679         21,911
  St. Mary Land & Exploration Co.            777         22,145
  Stone Energy Corp.*                        622         26,404
  Superior Energy Services Inc.*           1,344         12,634
  Swift Energy Co.*                          713         12,014
  Tesoro Petroleum Corp.*                  1,588         23,137
  Tetra Technologies Inc.*                   555         13,453
  Tom Brown Inc.*                          1,201         38,732
  Transmontaigne Inc.*                       485          3,128
  Unit Corp.*                              1,015         23,903
  Universal Compression Holdings Inc.*       478         12,504
  Veritas DGC Inc.*                          859          9,002
  Vintage Petroleum Inc.                   1,356         16,313
  Westmoreland Coal Co*                      118          2,065
  W-H Energy Services Inc*                   629         10,190
                                                     ----------
                                                      1,043,717
                                                     ----------
FINANCIAL - 18.96%
  1st Source Corp.                           238          5,119
  21st Century Insurance Group               644          8,855
  ABC Bancorp                                184          2,938
  Acadia Realty Trust                        267          3,338
  Accredited Home Lenders*                   182          5,569
  Advanta Corp                               570          7,250
  Affiliated Managers Group*                 577         40,153
  Alabama National BanCorp                   269         14,136
  Alexander's Inc.*                           37          4,612
  Alexandria Real Estate Equities Inc.       704         40,762
  Alfa Corp.                                 945         12,153
  Allegiant Bancorp Inc.                     242          6,788
  Allmerica Financial Corp*                1,462         44,986
  Amcore Financial Inc.                      685         18,509
  American Home Mortgage Investment Corp     538         12,110
  American Land Lease Inc                     96          1,915
  American Mortgage Acceptance               152          2,479
  American National Bankshares Inc.           86          2,278
  American Physicians Capital Inc.*          164          3,019
  American Realty Investors Inc*              40            365
  Americanwest Bancorporation*               173          3,944
  Amerus Group Co                          1,375         48,084
  AMLI Residential Properties Trust          436         11,685
  Anchor Bancorp Wisconsin Inc.              571         14,218
  Anthracite Capital Inc.                  1,321         14,623
  Anworth Mortgage Asset Corp.             1,018         14,181
  Arden Group Inc                             26          2,015
  Argonaut Group Inc.*                       600          9,324
  Arrow Financial Corp.                      157          4,360
  Associated Estates Realty Corp.            308          2,251
  Avatar Holdings Inc.*                       98          3,620
  Baldwin & Lyons Inc                        142          3,985
  BancFirst Corp.                             68          3,992
  Banctrust Financial Group Inc              126          2,019
  Bank Mutual Corp.                        1,054         12,005
  Bank of Granite Corp.                      249          5,423
  Bank of the Ozarks Inc.                    182          4,097
  BankAtlantic Bancorp Inc.                1,161         22,059
  BankUnited Financial Corp*                 789         20,348
  Banner Corp.                               187          4,703
  Bedford Property Investors Inc.            248          7,100
  Berkshire Hills Bancorp Inc.               101          3,657
  Boston Private Financial Holdings Inc      568         14,109
  Boykin Lodging Co.                         486          4,448
  Brandywine Realty Trust                    718         19,221
  Brookline Bancorp Inc.                   1,592         24,421
  BRT Realty Trust                            66          1,905
  Bryn Mawr Bank Corp.                       132          3,234
  BSB Bancorp Inc.                           152          6,004
  C & F Financial Corp                        63          2,501
  Camco Financial Corp                       142          2,462
  Camden National Corp.                      151          4,584
  Capital Automotive REIT                    676         21,632
  Capital City Bank Group Inc.               165          7,588
  Capital Corp Of The West*                   93          3,687
  Capstead Mortgage Corp.                    187          3,138
  Cascade Bancorp                            237          4,565
  Cathay Bancorp Inc.                        605         33,686
  Cavalry Bancorp Inc                         96          1,687
  CB Bancshares Inc.                          81          5,071
  CCBT Financial Cos. Inc.                   159          5,557
  Center Bancorp Inc                         142          2,792
  Center Financial Corp                       87          2,371
  Central Coast Bancorp*                     154          2,794
  Central Pacific Financial Co               400         12,016
  Century Bancorp Inc                         60          2,128
  CFS Bancorp Inc.                           181          2,686
  Charter Financial Corporation               75          2,795
  Charter Municipal Mortgage
  Acceptance Co.                           1,133         23,940
  Chemical Financial Corp.                   651         23,690
  Chittenden Corp.                         1,233         41,478
  Citizens Banking Corp                    1,192         39,002
  Citizens First Bancorp Inc.                161          3,671
  Citizens Inc.*                             798          7,527
  Citizens South Banking Corp                168          2,344
  City Bank                                  151          4,908
  City Holding Co.                           460         16,100
  Capitol Bancorp Ltd.                       164          4,658
  CNA Surety Corp.*                          292          2,777
  CNB Financial Corp                          69          2,904
  Coastal Bancorp Inc.                        76          3,124
  Coastal Financial Corp.                    194          3,422
  CoBiz Inc.                                 155          2,855
  Colonial Properties Trust                  481         19,048
  Columbia Bancorp (Oregon)                  142          2,450
  Columbia Bancorp (Maryland)                103          3,291
  Columbia Banking System Inc.               251          5,437
  Commerce Group Inc.                        640         25,280
  Commercial Bankshares Inc                   64          2,148
  Commercial Capital Bancorp*                141          3,019
  Commercial Federal Corp.                 1,624         43,377
  Commercial Net Lease Realty Inc.         1,136         20,221
  Community Bank Of North Virginia            77          1,461
  Community Bank System Inc.                 314         15,386

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------
FINANCIAL - 18.96% (CONTINUED)
  Community Banks Inc.                       153     $    6,014
  Community First Bankshares Inc.          1,338         38,723
  Community Trust Bancorp Inc.               374         11,295
  CompuCredit Corp.*                         251          5,342
  Connecticut Bancshares Inc.                301         15,514
  Cons Tomoka Land Co-Florida                106          3,466
  Cornerstone Realty Income Trust Inc.     1,558         13,648
  Corporate Office Properties Trust          800         16,800
  Correctional Properties Trust              136          3,917
  Corus Bankshares Inc.                      290          9,152
  Crawford & Co                              202          1,426
  Credit Acceptance Corp.*                   243          3,718
  Criimi Mae Inc*                            233          2,430
  CVB Financial Corp.                      1,003         19,352
  Delphi Financial Group Inc.                678         24,408
  Dime Community Bancshares                  562         17,287
  Donegal Group Inc                           61          1,343
  DVI Inc                                    245             10
  East West Bancorp Inc.                     833         44,715
  Eastern Virginia Bankshares                 91          2,624
  EastGroup Properties Inc.                  458         14,830
  EMC Insurance Group Inc.                    43            909
  Enstar Group Inc*                           57          2,682
  Entertainment Properties Trust             665         23,082
  Equity Inns Inc.                         1,143         10,344
  Equity One Inc.                            758         12,795
  Esb Financial Corp                         135          2,214
  Essex Property Trust Inc.                  628         40,330
  Evertrust Financial Group Inc               79          2,515
  Exchange National Bancshares Inc            78          2,820
  Farmers Capital Bank Corp.                 113          3,844
  FBL Financial Group Inc.                   220          5,676
  Federal Agricultural Mortgage Corp.*       147          4,699
  FelCor Lodging Trust Inc.*               1,350         14,959
  FFLC Bancorp Inc                            77          2,214
  Fidelity Bankshares Inc.                   249          7,819
  Financial Federal Corp.*                   414         12,648
  Financial Industries Corp.                 149          2,101
  Financial Institutions Inc.                157          4,432
  First Albany Companies Inc                 132          1,853
  First Bancorp (North Carolina)             140          4,397
  First Busey Corp.                          166          4,482
  First Charter Corp.                        822         16,070
  First Citizens Banc Corp                    79          2,244
  First Citizens Bancshares Inc              115         13,976
  First Commonwealth Financial Corp.
     (Pennsylvania)                        1,624         23,158
  First Community Bancorp Inc.               342         12,360
  First Community Bancshares, Inc.           180          5,969
  First Defiance Financial Corp.              93          2,478
  First Essex Bancorp Inc.                   126          7,326
  First Federal Financial Corporation
     of Kentucky                              60          1,509
  First Federal Capital Corp.                501         11,283
  First Financial Bancorp (Ohio)             888         14,164
  First Financial Bankshares Inc.            373         15,554
  First Financial Corp. (Indiana)            256          7,683
  First Financial Holdings Inc.              358         11,191
  First Indiana Corp.                        218          4,088
  First Industrial Realty Trust Inc        1,440         48,600
  First M & F Corp                            64          2,426
  First Merchants Corp.                      516         13,168
  First National Corp. (South Carolina)      144          4,321
  First Niagara Financial Group Inc.       2,608         38,885
  First Oak Brook Bancshares Inc.            121          3,631
  First Place Financial Corp.                223          4,355
  First Republic Bank                        196          7,017
  First Sentinel Bancorp Inc.                616         12,973
  First South Bancorp Inc.                    58          2,117
  First State Bancorp (New Mexico)           140          4,865
  First United Corp                          115          2,803
  Firstbank Corp                             107          3,337
  FirstFed America Bancorp, Inc.             426         11,089
  FirstFed Financial Corp.*                  468         20,358
  Flag Financial Corp                        124          1,600
  Flagstar Bancorp Inc.                      805         17,243
  Floridafirst Bancorp                       101          3,343
  Flushing Financial Corp.                   267          4,881
  Fms Financial Corp                          71          1,278
  FNB Corp (North Carolina)                   93          1,970
  FNB Corp. (Virginia)                       109          3,237
  Foothill Independent Bancorp                86          2,035
  Franklin Financial Corp.                    62          1,905
  Fremont General Corp.                    2,227         37,659
  Frontier Financial Corporation             429         14,227
  GA Financial Inc                            79          2,744
  Gabelli Asset Management Inc.              123          4,895
  Gables Residential Trust                   674         23,415
  Gb&T Bancshares Inc                         84          1,985
  German American Bancorp                    174          3,045
  Getty Realty Corp.                         453         11,846
  Glacier Bancorp Inc.                       494         16,006
  Gladstone Capital Corp.                    165          3,688
  Glenborough Realty Trust Inc.              486          9,696
  Glimcher Realty Trust                      849         19,001
  Gold Banc Corp.                            983         13,821
  Great American Financial Resources Inc     126          2,044
  Great Lakes REIT Inc.                      267          4,192
  Great Southern Bancorp Inc.                107          4,962
  Greater Bay Bancorp                      1,433         40,812
  Greater Community Bancorp                   97          1,646
  Greene County Bancshares Inc               110          2,561
  Hancock Holding Co.                        368         20,082
  Hanmi Financial Corp.                      174          3,440
  Harbor Florida Bancshares Inc.             578         17,172
  Harleysville Group Inc.                    830         16,509
  Harleysville National Corp.                658         19,806
  Hawthorne Financial Corp.*                 217          6,073
  Health Care REIT Inc.                    1,570         56,520
  Heartland Financial USA Inc                176          3,264
  Heritage Commerce Corp*                    211          2,585
  Heritage Financial Corp                    101          2,210
  Heritage Property Investment Trust Inc     508         14,453
  Highwoods Properties Inc                 1,958         49,733
  Hilb, Rogal & Hamilton Co.                 829         26,586
  Home Properties of New York Inc.         1,047         42,288

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------
FINANCIAL - 18.96% (CONTINUED)
  Horace Mann Educators Corp.              1,073     $   14,990
  Horizon Financial Corp                     200          3,502
  Hudson River Bancorp Inc.                  421         16,432
  Humboldt Bancorp                           233          4,081
  IBERIABANK Corp.                           126          7,434
  IBT Bancorp Inc                             49          2,902
  IMPAC Mortgage Holdings Inc.             1,350         24,584
  Independence Holding Co.                    61          1,449
  Independent Bank Corp. (Massachusetts)     221          6,369
  Independent Bank Corp. (Michigan)          547         15,513
  Infinity Property & Casualty               233          7,701
  Innkeepers USA Trust                       755          6,319
  Integra Bank Corp.                         288          6,329
  Interchange Financial Services Corp.       210          5,313
  Investment Technology Group*             1,299         20,979
  Investors Real Estate Trust              1,005          9,950
  Irwin Financial Corp.                      443         13,910
  ITLA Capital Corp.*                         88          4,409
  Jones Lang LaSalle Inc.*                   857         17,767
  Kansas City Life Insurance Co.              69          3,188
  Keystone Property Trust Corp.              541         11,951
  Kilroy Realty Corp.                        665         21,779
  Klamath First Bancorp Inc                  115          3,052
  Knight Trading Group Inc.*               2,637         38,606
  Koger Equity Inc.                          526         11,009
  Kramont Realty Trust                       600         10,860
  LNB Bancorp Inc                             88          1,786
  Lakeland Bancorp Inc.                      225          3,614
  Lakeland Financial Corp.                    97          3,426
  LandAmerica Financial Group Inc.           509         26,600
  LaSalle Hotel Properties                   517          9,590
  Lexington Corporate Properties Trust       863         17,424
  Local Financial Corp.*                     485         10,107
  LSB Bancshares Inc.                        160          2,784
  LTC Properties Inc.                        249          3,670
  Macatawa Bank Corp.                        157          4,445
  MAF Bancorp Inc.                           950         39,805
  Main Street Banks Inc.                     251          6,652
  MainSource Financial Group Inc.            118          3,607
  Manufactured Home Communities Inc.         384         14,458
  Massbank Corp.                              70          2,982
  MB Financial Inc.                          477         17,363
  MBT Financial Corp                         116          1,915
  MCG Capital Corp.                          747         14,567
  Medallion Financial Corp                   262          2,486
  Mercantile Bank Corp                        91          3,322
  Merchants Bancshares Inc.                   76          2,322
  MeriStar Hospitality Corp.*              1,321          8,600
  Metris Cos. Inc.*                          774          3,436
  MFA Mortgage Investments, Inc.           1,619         15,785
  Mid-America Apartment Communities Inc      443         14,875
  Midland Co.                                134          3,165
  Mid-State Bancshares                       641         16,307
  Midwest Banc Holdings Inc.                 201          4,472
  Mission West Properties                    286          3,704
  Mutualfirst Financial Inc                   83          2,103
  Nara Bancorp Inc.                          166          4,532
  NASB Financial Inc.                         58          2,431
  National Bankshares Inc                     66          3,258
  National Health Investors Inc.             617         15,351
  National Health Realty Inc.                117          2,305
  National Penn Bancshares Inc.              595         19,111
  National Western Life Ins Co*               41          6,349
  Nationwide Health Properties Inc.        2,169         42,404
  Navigators Group Inc.*                      78          2,408
  NBC Capital Corp.                          126          3,360
  NBT Bancorp Inc.                           894         19,167
  New Century Financial Corp.              1,049         41,614
  Newcastle Investment Corp                  686         18,591
  Northern States Financial Corp              55          1,590
  Northwest Bancorp Inc.                     207          4,422
  NovaStar Financial Inc.                    546         23,456
  NYMAGIC INC.                                41          1,123
  Oak Hill Financial Inc                      62          1,910
  OceanFirst Financial Corp.                 118          3,205
  Ocwen Financial Corp.*                   1,085          9,613
  Ohio Casualty Corp.*                     1,521         26,405
  Old Point Financial Corp                    43          1,364
  Old Second Bancorp Inc.                    140          6,930
  Omega Financial Corp.                      153          5,889
  Omega Healthcare Investors Inc.            297          2,771
  Oneida Financial Corp                       32            708
  Oriental Financial Group Inc.              268          6,898
  Pab Bankshares Inc                         133          2,067
  Pacific Capital Bancorp                  1,264         46,540
  Pacific Union Bank                          75          1,915
  Parkvale Financial Corp.                    79          2,121
  Parkway Properties Inc.                    176          7,322
  Partners Trust Financial Group Inc.        124          4,216
  Patriot Bank Corp                          126          3,605
  Peapack-Gladstone Financial Corp.          126          3,906
  Penn-America Group Inc                     173          2,296
  Pennfed Financial Services Inc.             71          2,379
  Pennrock Financial Savings Corp.           143          4,444
  Penns Woods Bancorp Inc                     62          2,895
  Pennsylvania Real Estate
    Investment Trust                         987         35,828
  Peoples Bancorp Inc. (Ohio)                189          5,577
  Peoples Holding Co.                        157          5,181
  PFF Bancorp Inc.                           356         12,916
  Philadelphia Consolidated Holding Co*      428         20,899
  Phoenix Companies Inc                    3,450         41,538
  PMA Capital Corp                           593          3,036
  Portfolio Recovery Associate*              317          8,416
  Post Properties Inc.                       871         24,318
  Prentiss Properties Trust                1,166         38,466
  Presidential Life Corp.                    578          7,606
  Price Legacy Corp.*                        564          2,149
  PrivateBancorp Inc.                        104          4,734
  ProAssurance Corp.*                        654         21,026
  Prosperity Bancshares Inc.                 241          5,427
  Provident Bancorp Inc.                      67          3,149
  Provident Bankshares Corp.                 635         18,694
  Provident Financial Holdings                65          2,358
  Provident Financial Services             1,308         24,721

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------
FINANCIAL - 18.96% (CONTINUED)
  PS Business Parks Inc.                     355     $   14,647
  Quaker City Bancorp Inc.                    96          4,469
  R&G Financial Corp                         507         20,179
  RAIT Investment Trust                      582         14,899
  Ramco-Gershenson Properties Trust          201          5,688
  Reading International Inc*                 260          1,539
  Reckson Assoc Realty Corp                1,844         44,809
  Redwood Trust Inc.                         349         17,747
  Republic Bancorp Inc.                    1,564         21,098
  Republic Bancorp Ky                        135          2,638
  Republic Bancshares Inc.                   140          4,406
  Resource Bankshares Corp                    84          2,649
  Riggs National Corp.                       294          4,860
  RLI Corp.                                  499         18,693
  Royal Bancshares of Pennsylvania            81          2,066
  S&T Bancorp Inc.                           726         21,707
  S.Y. Bancorp Inc.                          198          4,071
  Safety Insurance Group Inc                 178          3,046
  Sanders Morris Harris Group Inc            199          2,469
  Sandy Spring Bancorp Inc.                  403         15,072
  Santander Bancorp                           91          2,216
  Saul Centers Inc.                          206          5,906
  Saxon Capital Inc.*                        760         15,922
  Seacoast Banking Corp. of Florida          214          3,715
  Seacoast Financial Services Corp.          732         20,064
  Second Bancorp Inc.                        153          4,039
  Security Bank Corp                          71          2,237
  Selective Insurance Group Inc.             738         23,882
  Senior Housing Properties Trust          1,255         21,624
  Shore Bancshares Inc                       101          3,847
  Sierra Bancorp                              95          1,490
  Silicon Valley Bancshares*               1,079         38,920
  Simmons First National Corp.               266          7,421
  Sizeler Property Investors Inc.            217          2,324
  SL Green Realty Corp.                    1,040         42,692
  Sound Federal Bancorp Inc                  249          3,882
  Soundview Technology Group                 300          4,647
  South Financial Group Inc.               1,822         50,761
  Southern Financial Bncrp                   113          4,867
  Southern Financial Bncrp
     (Fractional shares)"+"               30,000             13
  Southside Bancshares Inc                   166          3,071
  Southwest Bancorp Inc.                     200          3,576
  Southwest Bancorp of Texas Inc.          1,037         40,287
  Sovran Self Storage Inc.                   375         13,931
  State Auto Financial Corp.                 242          5,660
  State Bancorp Inc.                         126          3,057
  State Financial Services Corp               96          2,550
  Staten Island Bancorp Inc.               1,951         43,898
  Sterling Bancorp                           243          6,926
  Sterling Bancshares Inc.                 1,105         14,730
  Sterling Financial Corp.
    (Pennsylvania)                           479         13,292
  Sterling Financial Corp.
    (Washington)*                            408         13,966
  Stewart Information Services Corp.         461         18,694
  Suffolk Bancorp                            208          7,182
  Summit Bancshares Inc.                      98          2,730
  Summit Properties Inc.                     644         15,469
  Sun Bancorp Inc. (New Jersey)*             121          3,194
  Sun Bancorp Inc. (Pennsylvania)            102          1,934
  Sun Communities Inc.                       379         14,667
  Susquehanna Bancshares Inc.              1,452         36,315
  SWS Group Inc.                             263          4,681
  Tanger Factory Outlet Centers Inc.         122          4,965
  Tarragon Realty Investors*                 103          1,701
  Taubman Centers Inc.                     1,209         24,905
  Taylor Capital Group Inc                    71          1,891
  Texas Regional Bancshares Inc.             644         23,828
  The First of Long Island Corporation        64          2,752
  Tierone Corp*                              624         14,327
  Tompkins Trustco Inc.                      152          7,000
  Town & Country Trust                       270          6,845
  Trammell Crow Co.*                         870         11,528
  Transcontinental Realty Investors*          31            519
  Triad Guaranty Inc.*                       143          7,200
  TriCo Bancshares                            99          3,124
  Troy Financial Corp.                       123          4,305
  Trust Company of New Jersey                509         20,197
  TrustCo Bank Corp.                       2,741         36,044
  U.S. Restaurant Properties Inc.  ,         584          9,951
  U.S.B. Holding Co. Inc.                    234          4,537
  UCBH Holdings Inc.                       1,155         45,010
  UICI*                                    1,028         13,652
  UMB Financial Corp.                        449         21,345
  Umpqua Holdings Corp.                      777         16,154
  Union Bankshares Corp.                     143          4,362
  United Capital Corporation                  52          1,077
  United Community Banks Inc.                504         16,582
  United Community Financial Corp.           849          9,687
  United Fire & Casualty Co.                 135          5,449
  United Mobile Homes Inc                    105          1,786
  United National Bancorp                    524         18,723
  United Panam Financial Corp*                74          1,237
  United Security Bancshares
    (Alabama)                                122          3,532
  United Security Bancshares
    (California)                              64          1,746
  Universal American Financial Corp.*        663          6,570
  Universal Health Realty Income Trust       206          6,201
  Unizan Financial Corp.                     607         12,292
  Urstadt Biddle                             583          8,249
  USI Holdings Corp*                         631          8,235
  Ventas Inc.                              2,044         44,968
  Virginia Commerce Bancorp*                  90          2,883
  Virginia Financial Group Inc.              135          4,795
  W Holding Co. Inc.                       2,550         47,456
  Warwick Community Bancorp Inc.              55          1,892
  Washington Real Estate
    Investment Trust                       1,345         39,274
  Washington Trust Bancorp Inc.              246          6,445
  Wayne Bancorp                               93          2,517
  Waypoint Financial Corp.                   844         18,306
  Wesbanco Inc.                              498         13,790
  West Bancorporation                        302          5,225
  West Coast Bancorp (Oregon)                286          6,103
  Westcorp Inc.                              365         13,341
  Western Sierra Bancorp*                     66          3,102
  Westfield Financial Inc.                    90          2,138
  WFS Financial Inc.*                        338         14,351

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------
FINANCIAL - 18.96% (CONTINUED)
  Willow Grove Bancorp Inc.                  209          3,712
  Winston Hotels Inc.                        523          5,335
  Wintrust Financial Corp.                   480         21,648
  World Acceptance Corp.*                    281          5,595
  WSFS Financial Corp.                       110          4,934
  Yadkin Vallyy Bank & Trust Elkin           147          2,514
  Yardville National Bancorp                 156          4,015
  Zenith National Insurance Corp.            166          5,403
                                                     ----------
                                                      4,890,853
                                                     ----------
INDUSTRIAL - 12.92%
  A.O. Smith Corp.                           460         16,123
  AAON Inc.*                                 171          3,319
  AAR Corp.*                                 889         13,291
  Actuant Corp.*                             578         20,924
  Acuity Brands Inc.                       1,524         39,319
  Advanced Energy Industries Inc.*           465         12,113
  Alamo Group Inc.                           101          1,541
  Albany International Corp.                 729         24,713
  Alexander & Baldwin Inc.                 1,143         38,508
  Ameron International Corp.                 125          4,336
  Ampco-Pittsburgh Corp                       88          1,203
  Analogic Corp.                             148          6,068
  Apogee Enterprises Inc.                    630          7,151
  Applied Films Corp.*                       349         11,524
  Applied Industrial Technologies Inc.       480         11,453
  Arkansas Best Corp.                        596         18,708
  Armor Holdings Inc.*                       573         15,076
  Artesyn Technologies Inc.*                 884          7,532
  Astec Industries Inc.*                     279          3,423
  Baldor Electric Co.                        807         18,440
  Barnes Group Inc.                          231          7,464
  BEI Technologies Inc.                      207          4,140
  Bel Fuse Inc                               184          6,004
  Belden Inc.                                632         13,329
  Benchmark Electronics Inc.*              1,370         47,690
  BHA Group Holdings Inc                      74          1,861
  Blount International Inc*                   78            614
  Brady Corp.                                486         19,805
  Briggs & Stratton Corp.                    594         40,036
  C&D Technologies Inc.                      574         11,004
  Calgon Carbon Corp.                        961          5,967
  Cascade Corp.                              193          4,304
  Casella Waste Systems Inc.*                239          3,271
  Centex Construction Products Inc.          123          7,413
  Ceradyne Inc*                              133          4,530
  Checkpoint Systems Inc.*                   901         17,038
  Chesapeake Corp.                           269          7,121
  Circor International Inc.                  232          5,590
  CLARCOR Inc.                               915         40,350
  Clean Harbors Inc*                         147          1,310
  Cognex Corp.                               932         26,320
  Coherent Inc.*                             807         19,207
  Commercial Metals Co.                      703         21,371
  Concord Camera Corp.*                      707          6,540
  Covenant Transport Inc.*                   138          2,623
  Crown Holdings Inc.*                     4,545         41,178
  CTS Corp.                                  963         11,075
  Cubic Corp.                                291          6,693
  Cuno Inc.*                                 410         18,462
  Curtiss-Wright Corp.                       452         20,345
  Cymer Inc*                                 950         43,881
  Daktronics Inc.*                           267          6,718
  Darling International Inc*               1,571          4,336
  Dionex Corp.*                              459         21,122
  Drew Industries Inc.*                      116          3,225
  DRS Technologies Inc.*                     652         18,113
  Ducommun Inc.*                             125          2,794
  Duratek Inc*                               144          1,878
  Dycom Industries Inc.*                   1,767         47,391
  EDO Corp.                                  291          7,173
  EGL Inc.*                                  871         15,295
  Electro Scientific Industries Inc.*        769         18,301
  ElkCorp                                    535         14,285
  EMCOR Group Inc.*                          360         15,804
  Encore Wire Corp.*                         195          3,453
  Energy Conversion Devices Inc.*            477          4,307
  Engineered Support Systems Inc.            634         34,908
  Enpro Industries Inc*                      564          7,868
  ESCO Technologies Inc.*                    331         14,448
  Esterline Technologies Corp.*              592         15,789
  Excel Technology Inc.*                     172          5,652
  Fairchild Corp (The)*                      211          1,063
  Fargo Electronics*                         216          2,748
  Federal Signal Corp.                     1,316         23,056
  FEI Co.*                                   674         15,165
  Flir Systems Inc.*                       1,214         44,311
  Florida East Coast Industries Inc.         405         13,405
  Flowserve Corporation*                   1,731         36,143
  Forward Air Corp.*                         205          5,638
  Franklin Electric Co. Inc.                 125          7,561
  Gardner Denver Inc.*                       302          7,209
  GATX Corp.                               1,522         42,586
  GenCorp Inc.                               870          9,370
  General Cable Corp.*                       974          7,938
  Genesee & Wyoming Inc.*                    229          7,213
  Genlyte Group Inc.*                        332         19,381
  Gerber Scientific Inc*                     583          4,640
  Global Power Equipment Group Inc.*         692          4,623
  Gorman-Rupp Co.                            138          3,643
  GrafTech International Ltd.*             1,790         24,165
  Granite Construction Inc.                  904         21,235
  Greenbrier Companies Inc*                  101          1,692
  Greif Brothers Corp                        362         12,855
  Griffon Corp.*                             730         14,790
  GulfMark Offshore Inc.*                    255          3,570
  Gundle SLT Environmental Inc*              101          2,097
  Heartland Express Inc.                     830         20,078
  Heico Corp.                                247          4,495
  Herley Industries Inc.*                    204          4,223
  Hexcel Corp.*                              628          4,652
  Identix Inc.*                            2,408         10,716
  IDEX Corp.                               1,017         42,297
  II-VI Inc.*                                206          5,315

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------
INDUSTRIAL - 12.92% (CONTINUED)
  Innovex Inc*                               456          3,844
  Insituform Technologies Inc.*              634         10,461
  Intermagnetics General Corp.*              310          6,870
  Interpool Inc                              127          1,842
  Invision Technologies Inc.*                483         16,214
  Ionics Inc.*                               490         15,607
  Itron Inc.*                                573         10,520
  Jacuzzi Brands Inc*                      2,100         14,889
  JLG Industries Inc.                      1,189         18,108
  Joy Global Inc.                          1,761         46,050
  Kadant Inc.*                               224          4,850
  Kaman Corp*                                612          7,791
  Kansas City Southern*                    1,691         24,215
  Kaydon Corp.                               707         18,269
  Keithley Instruments Inc.                  230          4,209
  KEMET Corp.*                             3,180         43,534
  Kennametal Inc.                          1,228         48,813
  Kirby Corp.*                               509         17,754
  Knight Transportation Inc.*                664         17,032
  Landstar System Inc.*                    1,068         40,627
  Lawson Products Inc.                        91          3,019
  Lennox International Inc.                1,206         20,140
  Lincoln Electric Holdings Inc.             886         21,920
  Lindsay Manufacturing Co.                  221          5,580
  Littelfuse Inc.*                           541         15,592
  LSI Industries Inc.                        496          6,696
  Lydall Inc.*                               275          2,802
  Manitowoc Co.                              727         22,682
  Manufacturers Services Ltd.*               305          1,854
  Maritrans Inc                              130          2,171
  Matthews International Corp.               785         23,227
  Medis Technologies Ltd.*                   248          2,653
  Mestek Inc.*                                57          1,098
  Methode Electronics Inc                    937         11,460
  Metrologic Instruments Inc*                112          3,024
  Milacron Inc.                              946          3,945
  Mine Safety Appliances Co.                 119          9,462
  Molecular Devices Corp.*                   259          4,918
  Moog Inc                                   420         20,748
  Mtc Technologies Inc*                      108          3,480
  Mueller Industries Inc.*                 1,260         43,294
  Myers Industries Inc.                      541          6,557
  NACCO Industries Inc.                       87          7,785
  NCI Building Systems Inc.*                 532         12,715
  NN Inc.                                    201          2,531
  Nordson Corporation                        702         24,240
  NS Group Inc.*                             276          2,677
  Offshore Logistics Inc.*                   521         12,775
  Old Dominion Freight Line*                 210          7,157
  Orbital Sciences Corp.*                  1,297         15,590
  OSI Systems Inc.*                          243          4,667
  Overseas Shipholding Group Inc             430         14,642
  P.A.M. Transportation Services Inc.*       107          2,282
  Pacer International Inc*                   630         12,739
  Park Electrochemical Corp.                 484         12,821
  Paxar Corp.*                               773         10,358
  Pemstar Inc*                               738          2,428
  Penn Engineering & Manufacturing Corp      193          3,673
  Perini Corp*                               308          2,818
  Petroleum Helicopters Inc.*                 69          1,691
  Photon Dynamics Inc.*                      451         18,148
  Planar Systems Inc.*                       264          6,420
  Powell Industries Inc.*                    123          2,355
  Power-One Inc.*                          1,748         18,931
  Presstek Inc.*                             855          6,216
  Quanex Corp.                               444         20,468
  Quixote Corp.                              118          2,880
  RailAmerica Inc.*                          826          9,747
  Raven Industries Inc                       124          3,658
  Rayovac Corp.*                             911         19,085
  Regal-Beloit Corp.                         651         14,322
  Research Frontiers Inc.*                   188          1,747
  Robbins & Myers Inc.                       203          3,855
  Rofin-Sinar Technologies Inc*              218          7,534
  Rogers Corp.*                              450         19,854
  Roper Industries Inc.                    1,002         49,359
  Saflink Corp*                              727          1,955
  Sauer-Danfoss Inc.                         189          3,062
  SBS Technologies Inc.*                     275          4,045
  SCS Transportation, Inc.*                  261          4,588
  Seabulk International Inc*                 220          1,786
  Sequa Corp.                                 67          3,283
  Shaw Group Inc*                          1,250         17,025
  Silgan Holdings Inc.*                      304         12,947
  Simpson Manufacturing Co.*                 409         20,802
  Sonic Solutions*                           365          5,585
  Standex International Corp.                206          5,768
  Stewart & Stevenson Services               776         10,903
  Stoneridge Inc.*                           239          3,597
  Sturm Ruger & Co.                          590          6,708
  Superconductor Technologies*             1,440          8,035
  SureBeam Corp.*                          1,419            341
  Sypris Solutions Inc.                      101          1,698
  Technitrol Inc.*                         1,106         22,938
  Tecumseh Products Co.                      444         21,503
  Teledyne Technologies Inc.*                888         16,739
  Tennant Co.                                160          6,928
  Terex Corp.*                             1,597         45,483
  Tetra Tech Inc.*                         1,836         45,643
  Texas Industries Inc.                      582         21,533
  The Brink's Company                      1,997         45,152
  Thomas & Betts Corp.                     1,179         26,987
  Thomas Industries Inc.                     179          6,204
  Titan Corp*                              2,181         47,568
  TRC Cos. Inc.*                             221          4,654
  Tredegar Corp.                             856         13,294
  Trex Co. Inc.*                             140          5,317
  Trimble Navigation Ltd.*                   871         32,435
  Trinity Industries Inc.                  1,275         39,321
  Triumph Group Inc.*                        399         14,524
  TTM Technologies Inc.*                     532          8,980
  U S Xpress Enterprises Inc                 106          1,299
  United Industrial Corp.                    193          3,484
  Universal Display Corp.*                   274          3,746

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------
INDUSTRIAL - 12.92% (CONTINUED)
  Universal Forest Products Inc.             432         13,902
  UNOVA Inc.*                              1,698         38,969
  URS Corp.*                                 301          7,528
  USFreightways Corp.                        743         25,403
  USG Corp.*                               1,008         16,703
  Valence Technology Inc*                  1,381          5,317
  Valmont Industries Inc.                    276          6,389
  Varian Inc.*                             1,084         45,235
  Vicor Corp.*                               541          6,173
  Wabtec                                     870         14,825
  Washington Group International Inc*        692         23,507
  Waste Connections Inc.*                  1,037         39,167
  Watts Industries Inc.                      210          4,662
  Wilson Greatbatch Technologies Inc.*       548         23,164
  Woodhead Industries Inc.                   184          3,110
  Woodward Governor Co.                      167          9,491
  X-Rite Inc.                                571          6,463
  Yellow Roadway Corp.*                    1,515         54,798
  York International                       1,092         40,186
  Zygo Corp.*                                297          4,897
                                                     ----------
                                                      3,333,772
                                                     ----------
TECHNOLOGY - 10.88%
  Actel Corp.*                               608         14,653
  Activcard Corp*                          1,000          7,880
  Activision Inc*                          3,056         55,619
  Advanced Digital Information Corp.*      1,709         23,926
  Advent Software Inc*                       881         15,356
  Agilysys Inc.                              787          8,775
  Alliance Semiconductor Corp.*              609          4,330
  Allscripts Healthcare Solutions Inc*       674          3,586
  Altiris Inc.*                              160          5,837
  American Management Systems Inc.*        1,160         17,481
  Ansoft Corp*                               122          1,565
  Ansys Inc.*                                410         16,277
  Anteon International Corp.*                516         18,602
  Artisan Components Inc.*                   473          9,697
  Ascential Software Corp*                 1,599         41,462
  Aspen Technology Inc.*                     981         10,065
  Asyst Technologies Inc.*                 1,471         25,522
  Atari Inc*                                 132            554
  ATMI Inc.*                                 738         17,077
  Avid Technology Inc.*                      819         39,312
  Axcelis Technologies Inc.*               2,702         27,614
  Barra Inc.*                                409         14,515
  Borland Software Corp.*                  1,958         19,051
  Brillian Corp*                             100            845
  Brooks Automation Inc.*                  1,019         24,629
  Caci International Inc.*                 1,028         49,981
  Catapult Communications Corp.*             105          1,523
  CCC Information Services Group Inc.*       233          3,938
  Cerner Corp*                             1,040         39,364
  Ceva Inc*                                  286          2,974
  ChipPAC Inc.*                            1,338         10,155
  CIBER Inc.*                              1,401         12,133
  Cirrus Logic Inc.*                       1,913         14,673
  Cohu Inc.                                  584         11,184
  CompuCom Systems Inc.*                     677          3,547
  Computer Horizons Corp.*                   850          3,341
  Computer Programs and Systems Inc.         117          2,354
  Concord Communications Inc.*               307          6,131
  Concur Technologies Inc*                   641          6,205
  Concurrent Computer Corp.*               1,748          7,639
  Conexant Systems Inc.*                   7,351         36,534
  Convera Corporation*                       209            713
  CRAY Inc.*                               1,916         19,026
  Credence Systems Corp*                   1,734         22,819
  CSG Systems International Inc*           1,434         17,911
  Cyberguard Corp*                           192          1,674
  Datastream Systems Inc.*                   475          3,729
  Dendrite International Inc.*               839         13,147
  Digimarc Corp.*                            175          2,328
  Diodes Inc*                                117          2,223
  Dot Hill Systems Corp*                     832         12,605
  Drexler Technology Corp.*                  168          2,297
  DSP Group Inc.*                            759         18,907
  DuPont Photomasks Inc.*                    224          5,407
  Echelon Corp.*                             792          8,823
  Eclipsys Corp.*                            958         11,151
  eFunds Corp.                             1,294         22,451
  Electronics for Imaging Inc.*            1,694         44,078
  Embarcadero Technologies Inc.*             260          4,147
  Entegris Inc.*                           1,447         18,594
  Epicor Software Corp*                    1,012         12,913
  EPIQ Systems Inc.*                         240          4,111
  ESS Technology Inc.*                       864         14,697
  Exar Corp.*                              1,095         18,703
  FalconStor Software Inc.*                  959          8,382
  FileNet Corp.*                             932         25,239
  Gateway Inc*                             5,980         27,508
  General Binding Corp.*                     114          2,052
  Genesis Microchip Inc.*                    877         15,821
  Global Imaging Systems Inc.*               419         13,303
  GlobespanVirata Inc.*                    2,895         17,023
  Group 1 Software Inc*                      169          2,978
  Helix Technology Corp.                     731         15,044
  Hutchinson Technology Inc.*                632         19,428
  Hyperion Solutions Corp.*                1,374         41,412
  IDX Systems Corp.*                         485         13,008
  iGATE Corp.*                               561          4,404
  Imagistics International Inc.*             431         16,163
  Impac Medical Systems Inc*                 116          2,965
  InFocus Corp.*                           1,051         10,174
  Informatica Corp.*                       1,784         18,375
  InfoUSA Inc.*                              826          6,129
  Integral Systems Inc.*                     183          3,938
  Integrated Silicon Solution Inc.*          773         12,112
  Intelidata Technologies Corp*            1,341          2,213
  InterCept Inc.*                            507          5,724
  Intergraph Corp.*                        1,696         40,568
  Inter-Tel Inc.                             520         12,990
  Intervoice Inc*                            942         11,182
  Iomega Corp.*                            1,409          8,426
  IXYS Corp.*                                484          4,525

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------
TECHNOLOGY - 10.88% (CONTINUED)
  JDA Software Group Inc.*                   806         13,307
  Keane Inc*                               1,414         20,701
  Komag Inc*                                 663          9,700
  Kopin Corp.*                             1,911         12,823
  Kronos Inc.*                             1,096         43,413
  Kulicke & Soffa Industries Inc.*         1,373         19,744
  Lattice Semiconductor Corp.*             2,769         26,804
  Lawson Software Inc.*                    1,187          9,769
  Lexar Media Inc.*                        2,016         35,139
  LTX Corp.*                               1,359         20,426
  Magma Design Automation Inc.*              604         14,097
  Manhattan Associates Inc.*                 603         16,667
  ManTech International Corp.*               249          6,213
  Manugistics Group Inc.*                  1,711         10,694
  MAPICS Inc.*                               490          6,413
  Mattson Technology Inc.*                   784          9,580
  Mentor Graphics Corp.*                   1,856         26,986
  Mercury Computer Systems Inc.*             584         14,542
  Micrel Inc*                              1,541         24,009
  Micromuse Inc.                           1,529         10,550
  Micros Systems Inc.*                       455         19,729
  Microsemi Corp.*                           805         19,787
  Microstrategy Inc*                         295         15,482
  Midway Games Inc.*                         728          2,825
  Mindspeed Technologies Inc*              2,490         17,057
  Mks Instruments Inc*                       721         20,909
  Mobius Management Systems*                 136          1,720
  Monolithic System Technology Inc.*         634          5,421
  MRO Software Inc.*                         541          7,282
  MSC.Software Corp.*                        681          6,435
  MTS Systems Corp                           584         11,230
  Mykrolis Corp.*                            879         14,134
  Nassda Corp.*                              254          1,842
  NDCHealth Corp.                            961         24,621
  Neoware Systems Inc*                       262          3,589
  NetIQ Corp.*                             1,467         19,436
  NetScout Systems Inc.*                     532          4,043
  Nuance Communications Inc.*                105            802
  NYFIX Inc.*                                742          5,899
  Omnicell Inc.*                             272          4,406
  OmniVision Technologies Inc.*              650         35,913
  ON Semiconductor Corp.*                    845          5,450
  OPNET Technologies Inc.*                   206          3,391
  Overland Storage Inc.*                     156          2,933
  Packeteer Inc.*                            655         11,122
  Palmone Inc*                               900         10,575
  PalmSource Inc*                            249          5,426
  Parametric Technology Corp.*             5,856         23,073
  PDF Solutions Inc.*                        272          4,053
  PEC Solutions Inc.*                        161          2,729
  Pegasystems Inc.*                          181          1,560
  Pericom Semiconductor Corp.*               582          6,204
  Perot Systems Corp*                      2,699         36,383
  Per-Se Technologies Inc.*                  755         11,521
  Photronics Inc.*                           785         15,637
  Pinnacle Systems Inc.*                   1,598         13,631
  Pixelworks Inc.*                           968         10,687
  Pomeroy Computer Resources Inc.*           181          2,668
  Power Integrations Inc.*                   709         23,722
  Progress Software Corp.*                   718         14,690
  Pumatech Inc*                            1,038          4,130
  QAD Inc*                                   192          2,353
  Quality Systems Inc*                        62          2,765
  Quantum Corp.*                           3,938         12,286
  Quest Software Inc.*                     1,087         15,435
  Radiant Systems Inc.*                      477          4,011
  Radisys Corp.*                             494          8,329
  Rainbow Technologies Inc.*                 668          7,522
  Redback Networks Inc.                    4,293            992
  Renaissance Learning Inc.*                 144          3,468
  Retek Inc.*                              1,513         14,041
  Richardson Electronics Ltd.                117          1,438
  Roxio Inc.*                                618          2,960
  Rudolph Technologies Inc.*                 220          5,399
  Sanchez Computer Associates Inc.*          260          1,079
  ScanSoft Inc.*                           2,084         11,087
  Schawk Inc.                                142          1,935
  SeaChange International Inc.*              657         10,118
  Semitool Inc.*                             305          3,270
  Semtech Corp*                            2,156         49,006
  SERENA Software Inc.*                      638         11,707
  Sigma Designs Inc*                         461          3,471
  Silicon Graphics Inc.*                   5,655          7,747
  Silicon Image Inc.                       1,956         14,142
  Silicon Storage Technology Inc.*         2,187         24,057
  Siliconix Inc.*                            110          5,027
  SimpleTech Inc.*                           144            865
  Sipex Corp.*                               696          5,366
  Skyworks Solutions Inc.*                 5,170         44,979
  SPSS Inc.*                                 231          4,130
  SRA International Inc.*                    160          6,896
  SS&C Technologies Inc.                     138          3,857
  Standard Microsystems Corp.*               226          5,718
  Stratasys Inc*                             130          3,544
  Supertex Inc.*                             166          3,171
  Sybase Inc*                              2,403         49,454
  Sykes Enterprises Inc.*                    669          5,728
  Synaptics Inc.*                            307          4,597
  Synplicity Inc.*                           226          1,770
  Syntel Inc.                                120          2,965
  Systems & Computer Technology Corp.*       943         15,417
  Take-Two Interactive Software Inc.*      1,440         41,485
  TALX Corp.                                 255          5,872
  THQ Inc.*                                1,042         17,620
  Three-Five Systems Inc.*                   601          3,149
  Tier Technologies Inc.*                    263          2,148
  Tradestation Group Inc*                    486          4,305
  Transaction Systems Architects Inc.*       932         21,090
  Transmeta Corp.*                         3,215         10,931
  Triquint Semiconductor Inc.*             4,888         34,558
  Tyler Technologies Inc.*                 1,118         10,766
  Ulticom Inc.*                              204          1,969
  Ultratech Stepper Inc.*                    554         16,271
  Varian Semiconductor Equipment
     Associates Inc.*                      1,040         45,438

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         SHARES           VALUE
                                         ----------------------
TECHNOLOGY - 10.88% (CONTINUED)
  Vastera Inc.*                              744          2,976
  Veeco Instruments Inc.*                    639         18,020
  Verint Systems Inc.*                       117          2,640
  Virage Logic Corp.*                        237          2,410
  VitalWorks Inc.*                         1,044          4,614
  Vitesse Semiconductor Corp.*             7,606         44,647
  White Electronic Designs Corp.*            537          4,725
  Wind River Systems Inc.*                 1,895         16,600
  Xicor Inc.*                                711          8,063
  Zoran Corp.*                             1,116         19,407
                                                     ----------
                                                      2,804,976
                                                     ----------
UTILITIES - 2.94%
  Allegheny Energy Inc*                    4,664         59,513
  American States Water Co.                  286          7,150
  Atmos Energy Corp.                       1,835         44,591
  Avista Corp.                             1,320         23,918
  Black Hills Corp                         1,184         35,319
  California Water Service Group             430         11,782
  Cascade Natural Gas Corp.                  208          4,387
  Central Vermont Public Service Corp.       223          5,241
  CH Energy Group Inc. (Holding Co.)         394         18,479
  Chesapeake Utilities Corp                  105          2,735
  Cleco Corp.                              1,222         21,972
  CMS Energy*                              5,133         43,733
  Connecticut Water Service Inc.             150          4,148
  El Paso Electric Co.*                    1,346         17,969
  Empire District Electric Co.               624         13,684
  Energen Corp.                            1,250         51,288
  EnergySouth Inc.                            83          2,905
  IDACORP Inc. Hldg. Co.                   1,400         41,888
  Laclede Group Inc.                         522         14,903
  MGE Energy, Inc.                           491         15,471
  Middlesex Water Co.                        196          3,979
  New Jersey Resources Corp.                 995         38,317
  Northwest Natural Gas Co.                  703         21,616
  NUI Corp.                                  301          4,851
  Otter Tail Corp.                           710         18,978
  Pico Holdings Inc.*                        115          1,802
  PNM Resources Inc.                       1,438         40,408
  SEMCO Energy Inc.                          616          3,018
  Sierra Pacific Resources*                3,218         23,620
  SJW Corp.                                   40          3,570
  South Jersey Industries Inc.               343         13,892
  Southern Union Co.*                      2,049         37,702
  Southwest Gas Corp.                        841         18,880
  Southwest Water Co.                        184          2,953
  UIL Holdings Corp.                         330         14,883
  UniSource Energy Corp.                     784         19,333
  Westar Energy Inc.                       2,460         49,815
                                                     ----------
                                                        758,693
                                                     ----------
    Total Common Stocks
       (cost $21,285,014)                            24,482,283
                                                     ----------

UNIT INVESTMENT TRUST(3) - 2.71%
  iShares Russell 2000 Index Fund*         6,300        698,040
                                                     ----------
    Total Unit Investment Trust
       (cost $519,987)                                  698,040
                                                     ----------

SHORT-TERM INVESTMENTS(3) - 1.76%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 1.37%                        352,939        352,939
                                                     ----------

                                         PRINCIPAL        VALUE
                                         ----------------------
U.S. TREASURY BILL - .39%
  (.870% due 03/18/04)                   $100,000    $    99,818
                                                     -----------
    Total Short-Term Investments
       (cost $452,757)                                   452,757
                                                     -----------
TOTAL INVESTMENTS - 99.38%
  (cost $22,257,758)(1)                               25,633,080
                                                     -----------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 29.70%                                  7,660,307
                                                     -----------
OTHER ASSETS AND LIABILITIES - (29.08%)               (7,499,465)
                                                     -----------
TOTAL NET ASSETS - 100.00%                           $25,793,922
                                                     ===========

*    Non-income producing

"+"  Illiquid

(1) For federal income tax purposes, cost is $22,520,511 and gross unrealized appreciation and depreciation of securities as of December 31, 2003 was $5,269,586 and ($2,157,017), respectively, with a net appreciation/ depreciation of $3,112,569.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $7,359,606, $7,660,307, and $25,115, respectively.

(3) Securities and other assets with an aggregate value of $557,200 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2003:

                                                   UNREALIZED
                                                  APPRECIATION/
TYPE                              CONTRACTS      (DEPRECIATION)
---------------------------------------------------------------
Russell 2000 Index (03/04)           2              $7,575

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL STATEMENTS      RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS
   Investments in securities, at value              $ 25,633,080
   Cash                                                      167
   Collateral for securities loaned,
      at fair value                                    7,660,307
   Receivables:
      Shares sold                                         56,612
      Securities sold                                    150,604
      Interest and dividends                              23,596
   Receivable from Adviser                                 2,649
   Prepaid expenses and other                              1,181
                                                    ------------
                                                      33,528,196
                                                    ------------
LIABILITIES
   Payables:
      Investment securities purchased                      6,632
      Shares redeemed                                      5,550
      Payable upon return of securities
          loaned                                       7,660,307
      Directors' fees                                        748
      Custodian fees                                      21,234
      Fund accounting fees                                11,278
      Professional fees                                   15,774
      Royalty fees                                         2,777
      Variation margin                                     7,050
      Other accrued expenses                               2,924
                                                    ------------
                                                       7,734,274
                                                    ------------
NET ASSETS*
   Paid-in capital                                    23,602,249
   Accumulated undistributed net
      investment income                                   96,391
   Accumulated net realized gain / (loss)
      on investments and futures contracts            (1,287,615)
   Net unrealized appreciation / (depreciation)
      on investments and futures contracts             3,382,897
                                                    ------------
                                                    $ 25,793,922
                                                    ============
 Shares authorized ($.10 par value)                   20,000,000
 Shares outstanding                                      474,127
 Net asset value, offering and
    redemption price per share                      $      54.40
 Investments at cost                                $ 22,257,758
*FEDERAL TAX DATA
   Undistributed ordinary income                    $     96,391
   Unrealized appreciation                          $  3,112,569

              CAPITAL LOSS CARRYFORWARD EXPIRING DECEMBER 31:
-------------------------------------------------------------
                           2010                 2011
                       -----------          -----------
                       $(858,626)         $(158,661)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
   Interest                                          $ 20,579
   Dividends                                          201,004
   Foreign dividend taxes withheld                        (23)
   Other income                                         6,315
                                                     --------
                                                      227,875
                                                  -----------
EXPENSES
   Advisory fees                                       60,471
   Administration expenses                             17,277
   Custodian fees and expenses                         14,691
   Fund accounting fees                                67,687
   Professional fees                                   18,695
   Directors' fees                                      1,993
   Transfer agent fees                                  7,137
   Royalty fee                                          5,001
                                                     --------
                                                      192,952
   Reimbursements and waivers                         (63,463)
                                                     --------
                                                      129,489
                                                     --------
NET INVESTMENT INCOME / (LOSS)                         98,386
                                                     --------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                    (640,262)
   Net realized gain / (loss) on
      futures contracts                               424,521
                                                     --------
                                                     (215,741)
                                                     --------

   Net change in unrealized appreciation /
      (depreciation) on investments and
      futures contracts                             6,714,656
                                                    ---------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                    6,498,915
                                                    ---------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                      $6,597,301
                                                   ==========

TRANSACTIONS WITH AFFILIATES:

           PERCENT OF CURRENT
             NET ASSET VALUE
--------------------------------------
   ADVISORY   ADMINISTRATION   EXPENSE
     FEE           FEE         LIMIT(1)    WAIVER    REIMBURSEMENT
------------------------------------------------------------------
    0.35%          0.10%        0.40%       $ --       $ 63,463

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31,

                                      2003             2002
                                   ----------------------------
OPERATIONS
   Net investment income/(loss)    $    98,386     $   106,905
   Net realized gain/(loss)
   on investments and futures         (215,741)       (945,271)
   Net change in unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                         6,714,656      (2,695,177)
                                   -----------     -----------
                                     6,597,301      (3,533,543)
                                   -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS*
  Net investment income              (103,286)        (37,807)
  Net realized gain on investments         --        (194,517)
                                   -----------     -----------
                                      (103,286)       (232,324)
                                   -----------     -----------

FUND SHARE TRANSACTIONS
   Proceeds from shares sold        13,037,142      11,318,388
   Reinvestment of distributions       103,286         232,324
   Payments for shares redeemed     (7,703,184)    (15,425,239)
                                   -----------     -----------
                                     5,437,244      (3,874,527)
                                   -----------     -----------
NET INCREASE/(DECREASE)
 IN NET ASSETS                      11,931,259      (7,640,394)
NET ASSETS
   Beginning of period              13,862,663      21,503,057
                                   -----------     -----------
   End of period                   $25,793,922     $13,862,663
                                   ===========     ===========
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME              $    96,391     $   101,642
                                   ===========     ===========

FUND SHARE TRANSACTIONS
   Sold                                279,445         261,165
   Reinvestment of distributions         2,947           5,023
   Redeemed                           (177,778)       (343,659)
                                   -----------     -----------
   Net increase / (decrease)
   from fund share transactions        104,614         (77,471)
                                   ===========     ===========
TOTAL COST OF PURCHASES OF:
   Common Stocks                   $10,708,607     $ 4,332,303
                                   -----------     -----------
                                   $10,708,607     $ 4,332,303
                                   ===========     ===========
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                   $ 3,567,071     $ 5,921,071
                                   -----------     -----------
                                   $ 3,567,071     $ 5,921,071
                                   ===========     ===========
*TAX CHARACTER OF
DISTRIBUTIONS PAID
   Ordinary income                    $103,286     $    37,810
   Long-term capital gains                  --         194,514
                                   -----------     -----------
                                   $   103,286     $   232,324
                                   ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
EAFE INTERNATIONAL INDEX PORTFOLIO

OBJECTIVE - Seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index (the "Index"). The Index emphasizes the stock of companies in major markets in Europe, Australasia, and the Far East.

STRATEGY - The Summit Pinnacle EAFE International Index Portfolio
(the "Portfolio") will invest primarily in common stocks of the companies that compose the Index.


MANAGER'S COMMENTS:

For the year ended December 31, 2003, the Portfolio's total return was 32.79% (before the impact of any product or contract-level fees). This compares to a 38.59% total return for the Index. The difference of 5.80% is referred to as "tracking error." One component of the difference is attributed to the Portfolio's 0.65% operating expense ratio. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding a sample of the security positions in the Index or holding them in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for it to seek investment results that correspond to the pre-expense total return of the Index.

                                    FUND DATA

     Manager:   Subadvised by World Asset
                Management, L.L.C.
                A division of Munder Capital Management
     Inception Date:                   November 12, 2002
     Total Net Assets:                 $16.56 Million
     Number of Holdings:               630
     Median Cap Size:                  $3.26 Billion
     Average Price-to-book Ratio:      2.01x
     Dividend Yield:                   2.41%

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

Summit EAFE International Index Portfolio - Total Return

1-YEAR    SINCE INCEPTION
32.79%         27.40%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Separate account expenses are not included.

          SUMMIT EAFE                         MSCI EAFE
          INTERNATIONAL INDEX PORTFOLIO      INTERNATIONAL INDEX
Oct-02              $ 10,000                          $ 10,000
Nov-02              $ 10,400                          $ 10,454
Dec-02              $  9,918                          $ 10,103
Jan-03              $  9,478                          $  9,681
Feb-03              $  9,261                          $  9,460
Mar-03              $  9,034                          $  9,274
Apr-03              $  9,880                          $ 10,183
May-03              $ 10,471                          $ 10,800
Jun-03              $ 10,655                          $ 11,062
Jul-03              $ 10,806                          $ 11,329
Aug-03              $ 10,988                          $ 11,602
Sep-03              $ 11,287                          $ 11,960
Oct-03              $ 11,962                          $ 12,705
Nov-03              $ 12,232                          $ 12,987
Dec-03              $ 13,174                          $ 14,001

                                 TOP 10 HOLDINGS

                                              (% OF NET ASSETS)
                                              -----------------
     iShares MSCI EAFE Index Fund                    3.94%
     Streettracks dj GLBL Titans                     3.54%
     Fresco dj Stoxx                                 3.07%
     BP Amoco Plc                                    2.20%
     HSBC Holdings Plc                               2.09%
     Vodafone Group Plc                              2.07%
     GlaxoSmithKline Plc                             1.68%
     Total FinaElf SA                                1.44%
     Royal Dutch Petroleum Company                   1.35%
     Novartis                                        1.33%

[CHART]

                               SECTOR ALLOCATIONS

Australia                                           4.2%
France                                              8.7%
Germany                                             6.1%
Italy                                               3.6%
Japan                                              19.1%
Netherlands                                         4.8%
Sweden                                              2.3%
United Kingdom                                     31.0%
Switzerland                                         6.4%
Spain                                               3.1%
Short-Term & Other                                 10.7%

The EAFE International Index Portflio is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied to Summit Mutual Funds, Inc. or any member to the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE Index to track general stock market performance.

                    SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
EAFE INTERNATIONAL INDEX PORTFOLIO         FINANCIAL HIGHLIGHTS

                                                     PERIOD FROM
                                                     NOVEMBER 12,
                                                       2002(1)
                                        YEAR ENDED       TO
                                        DECEMBER 31, DECEMBER 31,
                                          2003            2002
                                          --------------------
Net asset value,                          $ 49.59     $ 50.00
beginning of period                        -------     -------
Investment Activities:
   Net investment income/(loss)              1.34        0.19
   Net realized and unrealized
   gains / (losses)                         14.49       (0.60)
                                          -------     -------
Total from Investment Activities            15.83       (0.41)
                                          -------     -------
DISTRIBUTIONS:
Net investment income                       (0.19)         --
Net realized gains                          (0.82)         --
                                          -------     -------
Total Distributions                         (1.01)         --
                                          -------     -------
Net asset value, end of period            $ 64.41     $ 49.59
                                          =======     =======
Total return                                32.79%      -0.82%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
average net assets - net (2)                 0.65%       0.65%(3)
Ratio of expenses to
average net assets - gross                   2.46%       1.99%(3)
Ratio of net investment
income / (loss) to average
net assets                                   2.14%       2.24%(3)
Portfolio turnover rate                     75.27%     449.05%(3)
Net assets, end of period (000's)         $16,565     $22,234


(1)  COMMENCEMENT OF OPERATIONS.
(2)  NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES
     WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3)  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
SCHEDULE OF INVESTMENTS       EAFE INTERNATIONAL INDEX PORTFOLIO

DECEMBER 31, 2003

                                           SHARES        VALUE
                                         -----------------------
COMMON STOCKS - 94.84%
AUSTRALIA - 4.19%
  Alumina Ltd                               2,300    $    11,385
  Amcor Limited                             1,700         10,580
  AMP Ltd*                                  2,900         10,947
  Australia & New Zealand Bank Group        3,047         40,589
  Australian Gas Light                        900          7,615
  BHP Billiton Ltd                          7,598         69,784
  BHP Steel Ltd                             1,600          6,751
  Boral Limited                             1,200          4,593
  Brambles Industries Limited               2,000          7,956
  Centro Properties Group                   1,200          3,598
  Coca-Cola Amatil Ltd                        900          4,225
  Coles Myer Limited                        2,200         12,531
  CSL Limited                                 300          4,035
  Commonwealth Bank of Australia            2,564         56,893
  Fairfax-John Holdings Ltd                 1,700          4,509
  Foster's Brewing Group Limited            4,184         14,186
  General Property Trust                    4,000          9,011
  Insurance Australia Group Ltd             3,400         10,887
  James Hardit                                900          4,665
  Lend Lease Corporation Limited              800          6,058
  Macquarie Bank Limited                      400         10,717
  Macquarie Infrastructure Group            3,900          9,991
  Mayne Nickless Ltd                        1,600          3,930
  Mirvac Group                              1,400          4,557
  National Australia Bank                   3,102         69,999
  Newcrest Mining Limited                     700          6,830
  News Corporation Limited                  3,019         27,273
  News Corporation Ltd.                     4,214         31,750
  Orica Limited                               600          6,311
  Origin Energy Limited                     1,300          4,653
  Paperlinx Limited                           800          3,002
  Patrick Corp Limited                        300          3,307
  QBE Insurance Group Ltd                   1,300         10,383
  Rinker Group Ltd                          1,900          9,377
  Rio Tinto Limited                           589         16,509
  Santos Limited                            1,200          6,211
  Stockland Trust Group                     2,300          9,046
  Sumcorp Metway Limited                    1,100         10,269
  TABCORP Holdings Limited                    700          5,923
  Telstra Corporation Limited               4,487         16,295
  Wesfarmers Limited                          772         15,408
  Westfield Holdings                          900          9,473
  Westfield Trust                           4,400         11,802
  Westpac Banking Corp                      3,615         43,552
  WMC Limited*                              2,300          9,756
  Wolters Kluwer                              600          9,384
  Woodside Petroleum Limited                  900         10,036
  Woolworths Limited                        2,033         18,075
                                                     -----------
                                                         694,617
                                                     -----------
AUSTRIA - .03%
  Telekom Austria AG*                         400          4,944
                                                     -----------
BELGIUM - .80%
  Delhaize-Le Lion*                           200         10,288
  Dexia                                     1,336         23,019
  Electrabel                                   82         25,775
  Fortis                                    2,120         42,625
  Groupe Bruxelles Lambert                    100          5,634
  KBC Bancassurance Holding                   200          9,339
  Solvay SA                                   100          8,672
  UCB S.A.*                                   200          7,540
                                                     -----------
                                                         132,892
                                                     -----------
DENMARK - .45%
  Danisco A/S                                 100          4,447
  Danske Bank A/S                             995         23,345
  Group 4 Falck                               200          4,100
  ISS A/S                                     100          4,930
  Novo-Nordisk A/S                            484         19,719
  Novozymes A/S                               100          3,651
  TDC A/S                                     312         11,258
  Vestas Wind System*                         200          3,253
                                                     -----------
                                                          74,703
                                                     -----------
FINLAND - 1.40%
  Fortum Oyj                                  800          8,254
  Kone Oyj                                    100          5,739
  Nokia Oyj                                 9,724        168,158
  Sampo Oyj                                   600          6,206
  Stora Enso Oyj                            1,331         17,930
  Tietoenator Oyj                             200          5,474
  UMP-Kymmene Oyj                           1,010         19,262
                                                     -----------
                                                         231,023
                                                     -----------
FRANCE - 8.65%
  Accor SA                                    410         18,566
  Alcatel SA*                               2,447         31,513
  Arcelor*                                    700         12,202
  Autoroutes Du Sud De La*                    100          3,355
  Aventis SA                                1,339         88,501
  Axa                                       2,830         60,576
  BNP Paribas                               1,646        103,643
  Bouygues                                    456         15,944
  Business Objects*                           100          3,488
  Cap Gemini SA*                              200          8,882
  Carrefour Supermarche                     1,186         65,104
  Casino Guichard Perrachon*                  100          9,725
  CNP Assurances*                             100          5,207
  Compagnie De Saint-Gobain                   627         30,694
  Credit Agricole SA*                         700         16,714
  Dassault Systems SA*                        100          4,561
  Essilor International                       200         10,343
  Euronext*                                   200          5,063
  Finmeccanica SPA*                        12,000          9,400
  France Telecom*                           1,631         46,618
  Groupe Danone                               244         39,825
  Lafarge SA                                  287         25,558
  Lagardere S.C.A.                            300         17,320
  L'Air liquide                               250         44,147
  L'OREAL                                     708         58,047
  LVMH Moet Hennessy Louis Vuitton            492         35,808
  Michelin (C.G.D.E.)                         300         13,766

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           SHARES        VALUE
                                         -----------------------
FRANCE - 8.65% (CONTINUED)
  Pechiney SA                                 200         12,235
  Pernod-Ricard                               100         11,119
  Peugeot SA                                  405         20,638
  Pinault-Printemps-Redoute                   136         13,149
  Pirelli & Co*                             3,700          3,766
  Publicis Groupe*                            200          6,483
  Renault SA                                  290         20,009
  Sanofi-Synthelabo SA                        742         55,875
  Schneider Electric SA                       362         23,698
  Societe Generale                            658         58,098
  Sodexho Alliance SA                         200          6,032
  STMicroelectronics N.V.                   1,224         33,194
  Suez Lyonnaise des Eaux                   1,675         33,656
  Television Francaise                        200          6,983
  The Thales Company*                         200          6,723
  Thomson Mulitmedia*                         400          8,512
  Total FinaElf SA                          1,282        238,353
  Unibal Holding*                             100          9,378
  Valeo SA*                                   200          8,010
  Vinci*                                      100          8,281
  Vivendi Environment*                        500         13,433
  Vivendi Universal*                        1,832         44,529
  Wanadoo*                                    800          6,559
                                                     -----------
                                                       1,433,283
                                                     -----------
GERMANY - 6.09%
  Adidas AG                                   100         11,428
  Allianz AG                                  510         64,393
  Altana AG                                   100          6,039
  BASF AG                                   1,112         62,767
  Bayer AG                                  1,296         38,252
  Bayer Hypo-Vereinsbank*                     700         16,334
  Beiersdorf AG*                              100         12,254
  Commerzbank AG*                             900         17,562
  Continental AG*                             200          7,614
  DaimlerChrysler AG                        1,724         80,676
  Deutsche Bank AG                          1,037         86,199
  Deutsche Boerse AG                          200         10,974
  Deutsche Post AG                            832         17,127
  Deutsche Telekom                          4,286         78,605
  E.ON AG                                   1,222         80,043
  Fresenius Medical Care AG*                  100          7,127
  Greek Org of Football                       300          4,314
  Heidelbergcement AG*                        100          4,289
  Henkel KGAA                                 100          7,820
  Hypo Real Estate Holding*                   175          4,337
  Infineon Technologies*                      900         12,590
  Linde AG*                                   200         10,772
  Lufthansa*                                  400          6,685
  Man AG*                                     200          6,067
  Merck Kgaa*                                 100          4,150
  Metro AG*                                   300         13,244
  Muenchener Rueckversicherungs AG            275         33,584
  Qiagen*                                     300          3,686
  RWE AG                                      700         27,901
  SAP AG                                      432         72,908
  Schering AG                                 315         15,957
  Siemens AG                                1,665        133,989
  ThyssenKrupp AG                             600         11,882
  TUI AG*                                     300          6,282
  Volkswagen AG                               407         22,768
  Volkswagen AG - Preferred                   200          7,291
                                                     -----------
                                                       1,007,910
                                                     -----------
GREECE - .22%
  Alpha Bank AE*                              300          9,074
  Coca Cola Hellenic Bottling                 100          2,084
  EFG Eurobank Ergasias*                      300          5,843
  Heelenic Telecommun                         500          6,609
  National Bank of Greece*                    400         10,464
  Public Power Corp*                          100          2,472
                                                     -----------
                                                          36,546
                                                     -----------
HONG KONG - 1.33%
  Bank of East Asia                         2,800          8,602
  Boc Hong Kong Holdings Ltd                5,500         10,343
  Cathay Pacific Airways                    2,000          3,800
  Cheung Kong Holdings                      3,222         25,627
  China Light & Power Holding               3,446         16,423
  Esprit Holdings Limited                   1,500          4,994
  Hang Seng Bank                            1,598         20,995
  Henderson Land Development                1,000          4,418
  Hong Kong & China Gas                     7,017         10,710
  Hong Kong Electric Holdings               2,470          9,767
  Hong Kong Exchanges & Clearing            2,000          4,341
  Hutchison Whampoa                         4,618         34,054
  I-Cable Communications Ltd                  300             77
  Johnson Electric Holdings                 3,000          3,826
  Kowloon Motor bus Holdings                  300          1,499
  Li & Fung Ltd.                            4,000          6,852
  MTR Corporation                           2,500          3,301
  PCCW Ltd*                                 6,500          4,228
  Sun Hung Kai Properties Ltd               2,823         23,363
  Swire Pacific Ltd.                        2,016         12,438
  Wharf Holdings Ltd                        3,000          8,308
  Yue Yuen Industrial Holdings              1,000          2,750
                                                     -----------
                                                         220,716
                                                     -----------
ITALY - 3.61%
  Alleanza Assicurazioni                      900          9,854
  Assicurazioni Generali                    1,947         51,573
  Banca Fideuram SpA*                         600          3,565
  Banca Intesa SpA*                         7,182         28,083
  Banca Intesa SpA-RNC                      1,900          5,440
  Banca Monte Dei Paschi Siena              1,500          4,740
  Banca Nazionale Lavoro*                   3,100          7,410
  Banco Popolar Di Verona*                    800         13,542
  Banco Popolare Di Milano                    800          5,237
  Capitalia SpA*                            2,500          7,316
  Enel SpA                                  4,293         29,187
  ENI-Ente Nazionale Idrocarburi SpA        5,315        100,293
  Fiat SpA*                                   900          6,902
  Luxottica Group SpA*                        300          5,184
  Mediaset SpA                              1,163         13,819
  Mediobanca SpA                              900          9,763

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           SHARES        VALUE
                                         -----------------------
ITALY - 3.61% (CONTINUED)
  Mediolanum SpA*                             500          3,942
  Parmalat Finanziaria SpA*                   800            111
  Riunione Adriatica di Sicurta SpA           600         10,217
  San Paolo-IMI SpA                         2,027         26,437
  Seat-Pagine Gialle SpA*                   7,400          7,047
  Snam Rete Gas                             1,800          7,629
  South African Breweries                   1,597         16,553
  Telecom Italia Media SpA*                11,771         23,978
  Telecom Italia SpA*                      39,324        116,563
  TIM SpA                                   7,706         41,893
  Unicredito Italiano SpA                   7,659         41,348
                                                     -----------
                                                         597,626
                                                     -----------
JAPAN - 19.09%
  77th Bank*                                1,000          5,636
  Acom Co Ltd                                 100          4,535
  Advantest Corp.                             100          7,931
  Aeon Co. Ltd.                               500         16,749
  Aiful Corp                                  100          7,315
  Ajinomoto Co Inc                          1,200         13,806
  Asahi Breweries Ltd.                      1,000          9,116
  Asahi Glass Co Ltd                        2,000         16,423
  Asahi Kasei Corp                          3,000         16,292
  Bandai Co Ltd                               200          5,039
  Bank of Fukuoka Ltd                       1,000          4,199
  Bank of Yokohama Ltd                      2,000          9,294
  Bridgestone Corp                          1,000         13,446
  Canon Inc                                 2,000         93,123
  Casio Computer                            1,000         10,581
  Central Japan Railway Co                      3         25,921
  Chiba Bank Ltd                            1,000          4,096
  Chubu Electric Power Co.                  1,300         27,111
  Chugai Pharmaceutical Co Ltd                600          8,627
  Citizen Watch Co                          1,000          9,191
  Credit Saison Co                            300          6,774
  CSK Corporation                             100          3,611
  Dai Nippon Printing Co. Ltd.              1,000         14,043
  Daiichi Pharmaceutical Co Ltd               500          9,009
  Daito Trust Construction                    200          5,935
  Daiwa House                               1,000         10,637
  Daiwa Securities Group Inc                2,000         13,605
  Denso Corp                                1,000         19,688
  East Japan Railway Company                   11         51,834
  Eisai Co Ltd                                500         13,483
  Fanuc                                       200         11,981
  Fast Retailing Co Ltd                       100          6,074
  Fuji Photo Film Company Ltd               1,000         32,285
  Fujikara Ltd*                             1,000          5,897
  Furukawa Electrick Co Ltd                 1,000          3,322
  Fujitsu Limited*                          3,000         17,692
  Gunma Bank Ltd                            1,000          4,470
  Hirose Electric                             100         11,477
  Hitachi Chemical Co Ltd                     200          3,359
  Hitachi Ltd                               6,000         36,167
  Honda Motor Co Ltd                        1,600         71,065
  Hoya Corporation                            200         18,363
  Ishikawajima-Harima*                      2,000          2,855
  Itochu Corp                               3,000          9,909
  Ito-Yokado Co Ltd                         1,000         31,445
  Jafco Co Ltd*                               100          7,857
  Japan Airlines System Corp*               1,000          2,641
  JFE Holdings Inc.                           900         24,564
  JGC Corp*                                 1,000         10,432
  Joyo Bank Ltd                             1,000          3,266
  Kajima Corporation                        2,000          6,494
  Kaneka Corp                               1,000          7,465
  Kansai Electric Power Co                  1,400         24,533
  Kao Corp                                  1,000         20,342
  Kawasaki Heavy Ltd*                       3,000          3,695
  Kawasaki Kisen Kaisha Ltd                 1,000          4,973
  Keihin Electric Express Railway           1,000          5,869
  Keio Electric Railway                     1,000          5,197
  Keyence Corporation                         100         21,079
  Kinki Nippon Railway Co Ltd*              3,000          9,014
  Kirin Brewery Co. Ltd.                    3,000         25,586
  Komatsu Ltd                               2,000         12,690
  Konami Co Ltd                               200          5,823
  Konica Corporation                        1,000         13,446
  Kubota Corp.                              2,000          8,249
  Kuraray Co Ltd                            1,000          8,435
  Kyocera Corp                                300         19,987
  Kyowa Hakko Kogyo Co Ltd                  1,000          6,364
  Kyushu Electric Power                       800         13,758
  Lawson Inc                                  100          3,415
  Mabuchi Motor Co Ltd                        100          7,698
  Marubeni Corp*                            3,000          5,739
  Marui Co                                    700          8,818
  Matsushita Electric Industrial Co Ltd     4,000         55,314
  Matsushita Electric Works                 1,000          8,986
  Millea Holdings                               3         39,190
  Mitsubishi Chemical Corp                  3,000          7,810
  Mitsubishi Corp                           2,000         21,200
  Mitsubishi Electric Corp                  3,000         12,457
  Mitsubishi Estate Co Ltd                  2,000         18,961
  Mitsubishi Heavy Industries Ltd           6,000         16,684
  Mitsubishi Materials Corp*                2,000          3,079
  Mitsubishi Rayon Co Ltd                   1,000          3,751
  Mitsubishi Tokyo Financial                   10         78,007
  Mitsui & Co Ltd                           4,000         32,211
  Mitsui Fudosan Co Ltd                     1,000          9,032
  Mitsui Mining & Smelting                  1,000          4,152
  Mitsui Osk Lines Ltd                      2,000          9,760
  Mitsui Pertochemical                      1,000          5,832
  Mitsui Sumitomo Insurance Co              4,000         32,845
  Mitsui Trust Holdings Inc*                1,000          5,589
  Murata Manufacturing Co. Ltd                500         27,013
  NEC Corporation                           3,000         22,086
  NGK Insulators 1st Section                1,000          7,465
  NGK Spark Plug                            1,000          8,109
  Nidec Corporation                           100          9,546
  Nikko Cordial Corp                        3,000         16,712
  Nintendo Co Ltd                             200         18,662
  Nippon Express Co Ltd                     2,000          9,443
  Nippon Meat Packer*                       1,000          9,779

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           SHARES        VALUE
                                         -----------------------
JAPAN - 19.09% (CONTINUED)
  Nippon Oil Corp                           3,000    $    15,284
  Nippon Steel Corp                        11,000         23,607
  Nippon Telegraph & Telephone Corp.           18         86,834
  Nippon Yusen Kabushiki Kaisha             2,000          9,051
  Nissan Motor Co Ltd                       5,100         58,248
  Nissin Food Products Co Ltd                 200          4,983
  Nitto Denko Corp                            300         15,956
  Nomura Holdings Inc.                      4,000         68,116
  NSK Limited                               1,000          3,648
  NTN Corporation                           1,000          4,768
  NTT Mobile Communications                    66        149,650
  Obayashi Corp                             1,000          4,470
  OJI Paper Co Ltd                          2,000         12,914
  Oki Electric Ind Co Ltd*                  1,000          3,910
  Oracle Corp                                 100          5,179
  Oriental Land Co Ltd                        100          6,168
  Orix Corp                                   200         16,534
  Osaka Gas Co Ltd                          4,000         10,824
  Pioneer Corp                                293          8,093
  Promise Co Ltd                              200          8,715
  Resona Holding Inc*                       9,000         11,337
  Ricoh Company Limited                     1,000         19,735
  Rohm Company Limited                        200         23,439
  Sankyo Co. Ltd.                             700         13,161
  Sankyo Co. Ltd.                             100          3,173
  Sanyo Electric Co Ltd                     3,000         15,676
  Secom                                       500         18,662
  Sekisui Chemical                          1,000          5,095
  Sekisui House Ltd                         1,000         10,329
  Seven Eleven                              1,000         30,326
  Sharp Corporation                         2,000         31,557
  Shimano Inc                                 200          4,143
  Shimizu Corporation                       1,800          6,853
  Shin-Etsu Chemical Co Ltd                   700         28,609
  Shiseido Co Ltd                           1,000         12,158
  Shizuoka Bank Ltd.                        1,000          7,390
  Showa Denko                               2,000          4,498
  SMC Corporation                             100         12,448
  Softbank Corp                               400         12,242
  Sompo Japan Insurance                     2,000         16,441
  Sony Corporation                          1,800         62,312
  Stanley Electric Co Ltd                     848         16,419
  Sumitomo Chemical Co Ltd.                 2,000          8,249
  Sumitomo Corp                             1,000          7,455
  Sumitomo Electric Industries Ltd          1,000          8,939
  Sumitomo Metal Industries*                6,000          5,935
  Sumitomo Metal Mining*                    1,000          7,418
  Sumitomo Mitsui Financial                    27        143,856
  Sumitomo Realty*                          1,000          8,808
  Sumitomo Trust and Banking                2,000         11,757
  Taisei Corp                               2,000          7,315
  Takashimaya Co Ltd                        1,000          7,138
  Takeda Chemical Industries Ltd            1,700         67,416
  Takefuji Corp                               100          4,675
  TDK Corp                                    200         14,407
  Teijin Limited                            2,000          5,879
  Terumo Corporation                          300          5,697
  Thk Company Limited                         200          4,068
  Tobu Railway Co Ltd                       2,000          7,148
  Toho Co                                     300          3,818
  Tohoku Electric Power                       900         14,923
  Tokyo Electric Power                      2,300         50,434
  Tokyo Electron Limited                      300         22,786
  Tokyo Gas Co Ltd                          5,000         17,822
  Tokyu Corporation                         2,000         10,264
  Tonengeneral Sekiyu                       1,000          8,277
  Toppan Printing Co. Ltd.                  1,000         10,404
  Toray Industries Inc                      2,000          8,361
  Toshiba Corporation                       6,000         22,730
  Toto Ltd                                  1,000          8,473
  Toyota Industries Corporation               300          6,368
  Toyota Motor Corporation                  5,500        185,780
  Trend Micro                                 200          5,365
  Uni-Charm Corporation                       100          4,917
  Want Want Holdings Ltd                      500            475
  Yamada Denki Corp                           200          6,718
  Yamaha Corporation                          300          5,893
  Yamanouchi Pharmaceutical Co Ltd            600         18,643
  Yamato Transport Co Ltd                   1,000         11,776
  Yokogawa Electric                         1,000         14,444
                                                     -----------
                                                       3,162,301
                                                     -----------
NETHERLANDS - 4.80%
  ABN Amro Holding NV                       3,035         71,013
  Aegon NV                                  2,729         40,377
  Akzo Nobel NV                               579         22,348
  ASML Lithography Holding NV*                900         17,846
  Corio NV*                                   100          3,872
  DSM NV*                                     200          9,846
  Heineken NV                                 428         16,298
  IHC Caland NV                               100          5,424
  Inditex*                                    400          8,123
  ING Groep NV                              3,432         80,042
  Interbrew                                   300          8,007
  Koninklijke Ahold NV*                     1,300          9,904
  Koninklijke KPN NV*                       3,550         27,404
  Koninklijke Numico NV*                      300          8,291
  Nordea AB                                 4,830         36,249
  Philips Electronics NV                    2,696         78,724
  Reed Elsevier NV                          1,242         15,431
  Rodamco Europe NV                           100          5,824
  Royal Dutch Petroleum Company             4,239        223,499
  TNT Post Group NV                           705         16,513
  Unilever NV                               1,148         75,080
  Vnu-Ver Ned Uitgev Ver Bezit                493         15,577
                                                     -----------
                                                         795,692
                                                     -----------
NEW ZEALAND - .08%
  Telecom Corp                              3,900         13,750
                                                     -----------
NORWAY - .33%
  Den Norske Bank                           1,420          9,477
  Norsk Hydro ASA                             257         15,858
  Norske Skogindustries ASA                   200          3,818
  Orkla ASA                                   433          9,698

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           SHARES        VALUE
                                         -----------------------
NORWAY - .33% (CONTINUED)
  Statoil ASA                                 870          9,775
  Telenor ASA*                                800          5,231
                                                     -----------
                                                          53,857
                                                     -----------
PORTUGAL - .27%
  Banco Comercial Portugues                 4,000          8,930
  Banco Espirito Santo SA*                    200          3,280
  Brisa-Auto Estradas de Portugal SA*         500          3,343
  Electricidade de Portugal SA*             3,700          9,754
  Portugal Telecom SGPS SA                  1,887         18,994
                                                     -----------
                                                          44,301
                                                     -----------
SINGAPORE - .61%
  DBS Group Holdings Ltd                    2,409         20,852
  Keppel Corp.*                             1,000          3,592
  Oversea-Chinese Banking Corp              2,054         14,634
  Singapore Airlines Ltd.*                  1,000          6,595
  Singapore Press Holdings                    558          6,210
  Singapore Technologies Engineering Ltd*   3,000          3,604
  Singapore Telecom SGDO                   12,444         14,362
  UTD Overseas Bank                         2,494         19,385
  Venture Corporation Ltd                   1,000         11,776
                                                     -----------
                                                         101,010
                                                     -----------
SPAIN - 3.16%
  Abertis Infraestructuras SA                 400          6,049
  Acciona SA*                                 100          6,086
  Acerinox SA                                 100          4,715
  ACS, Actividades Cons*                      197          9,619
  Altadis SA                                  564         16,007
  Amadeus Global Travel*                      500          3,248
  Antena 3 Television SA*                      32          1,410
  Banco Bilbao Vizcaya Argentaria SA        6,129         84,652
  Banco Popular Espanol                       300         17,899
  Banco Santander Central Hispano SA        8,749        103,624
  Endesa SA                                 1,827         35,143
  Fomento de Construcciones Y Contratas SA    100          3,688
  Gas Natural SDG SA                          400          9,359
  Grupo Ferrovial SA                          100          3,504
  Iberdrola SA                              1,579         31,210
  Indra Sistemas SA*                          300          3,848
  Repsol YPF SA                             1,815         35,393
  Telefonica SA                             9,617        141,198
  Union Electrica Fenosa SA                   400          7,513
                                                     -----------
                                                         524,165
                                                     -----------
SWEDEN - 2.29%
  ABB Ltd Sek*                              1,237          6,206
  Assa Abloy AB                               600          7,130
  AstraZeneca Plc                           2,130        103,757
  Atlas Copco AB - Series A*                  200          7,157
  Atlas Copco AB - Series B                   100          3,259
  Electrolux AB                               580         12,736
  Eniro AB*                                   300          2,877
  Ericsson Lm-B Shares*                    29,818         53,459
  Hennes & Mauritz AB                         990         23,528
  Holmen AB-B*                                100          3,551
  Logitech International*                     100          4,326
  Sandvik AB                                  404         13,925
  Securitas AB                                600          8,089
  Skandia Forsakrings AB                    1,500          5,462
  Skandinaviska Enskilda Banken (SEB)       1,000         14,732
  Skanska AB                                  800          7,060
  SKF AB                                      200          7,727
  Svenska Cellulosa AB                        413         16,875
  Svenska Handelsbanken                     1,148         23,454
  Swedish Match AB*                           500          5,108
  Tele2 AB*                                   200         10,674
  Telia AB                                  3,516         18,373
  Volvo AB Class A*                           200          5,865
  Volvo AB Class B                            452         13,820
                                                     -----------
                                                         379,150
                                                     -----------
SWITZERLAND - 6.38%
  ABB Ltd.*                                 2,100         10,646
  Adecco SA                                   300         19,284
  AGFA Aevaert NV                             200          5,701
  CIBA Spezialitaten*                         100          7,738
  CIE Financ Richemont                      1,061         25,479
  Clariant AG-Reg*                            300          4,427
  Credit Suisse Group                       2,438         89,201
  Holcim Ltd B*                               300         13,972
  Lonza AG                                    100          5,749
  Nestle SA                                   778        194,382
  Novartis                                  4,850        220,196
  Roche Holding AG                          1,382        139,401
  Roche Holding AG-Bearer Shares              100         13,867
  Swiss Re                                    688         46,451
  Swisscom                                    102         33,649
  Syngenta AG                                 207         13,942
  The Swatch Group AG-B*                      100         12,007
  UBS AG                                    2,284        156,422
  Zurich Financial Services AG                312         44,905
                                                     -----------
                                                       1,057,419
                                                     -----------
UNITED KINGDOM - 31.06%
  3I Group Plc*                             1,199         13,254
  Aegis Group Plc                           2,200          3,889
  Alliance Unichem Plc*                       500          4,645
  Allied Irish Banks Plc                    1,711         27,409
  Amersham Plc                              1,400         19,185
  Amvescap Plc                              1,400         10,169
  Arm Holding*                              2,100          4,831
  Associated British                          700          5,626
  AstraZeneca Plc                           3,493        167,580
  Aviva Plc                                 4,626         40,599
  BAA Plc                                   2,166         19,242
  BAE Systems Plc                           6,206         18,692
  Bank of Ireland                          10,925        148,827
  Barclays Plc                             13,238        118,075
  Barratt Developments Plc                    500          4,860
  BBA Group Plc                               900          4,020
  Berkeley Group Plc*                         200          3,151
  BG Group Plc                              7,173         36,821
  BICC Plc                                    800          3,129
  Billiton Plc                              5,045         44,073

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           SHARES        VALUE
                                         -----------------------
UNITED KINGDOM - 31.06% (CONTINUED)
  BOC Group Plc                               993    $    15,172
  Boots Co. Plc                             1,644         20,336
  BP Amoco Plc                             44,898        364,095
  BPB Plc                                   1,000          6,212
  Brambles Industries Plc                   1,500          5,464
  British Airways*                          1,100          4,578
  British American Tobacco Plc              3,256         44,881
  British Land Company Plc                  1,000         10,454
  British SKY Broadcasting Plc*             2,542         31,990
  BT Group Plc                             17,633         59,423
  Bunzl Plc                                   900          6,876
  Cable & Wireless Plc                      4,800         11,471
  Cadbury Schweppes Plc                     4,192         30,786
  Canary Wharf Group Plc*                   1,000          4,793
  Capita Group Plc                          1,400          6,090
  Carlton Communications Plc                1,300          5,353
  Carnival Plc                                300         12,089
  Cattles Plc                                 700          4,189
  Celltech Group Plc*                         600          4,060
  Centrica Plc                              8,675         32,767
  Close Brothers Group Plc                    300          3,942
  Cobham Plc                                  200          4,178
  Compass Group Plc                         4,471         30,414
  CRH Plc                                   1,118         22,958
  Daily Mail & Gen Trust A                    600          7,078
  Diageo Plc                                6,347         83,511
  Dixons Group Plc                          4,000          9,953
  Elan Corporation Plc*                       700          4,821
  Electrocomponents Plc                       900          5,236
  Emap Plc                                    500          7,671
  Enterprise Inns Plc                         300          5,446
  European Aeronautic Defense                 600         14,266
  Exel Plc                                    600          7,932
  Fresco dj Stoxx                          14,983        509,122
  Firstgroup Plc*                             800          3,917
  Friends Provident Plc                     3,300          7,798
  George Wimpey Plc                           800          5,345
  GKN Plc                                   1,500          7,170
  GlaxoSmithKline Plc                      12,139        278,152
  Granada Plc                               5,600         12,230
  GUS Plc                                   2,093         28,981
  Hammerson Plc                               600          6,955
  Hanson Plc*                               1,500         11,016
  Hays Plc                                  3,300          7,088
  HBOS Plc                                  7,708         99,832
  Hilton Group Plc                          3,200         12,875
  HSBC Holdings Plc                        22,021        346,116
  IMI Plc                                     700          4,225
  Imperial Chemical Industries Plc          2,400          8,550
  Imperial Tobacco                          1,507         29,675
  Intercontinental Hotel Group              1,459         13,817
  Invensys Plc*                             7,100          2,320
  Isish Life & Permanent Plc                  500         11,323
  Johnson Matthey Plc                         400          7,025
  Kerry Group Plc                             300          5,563
  Kesa Electricals Plc                      1,052          4,845
  Kingfisher Plc                            4,480         22,335
  Land Securities Plc                         926         16,444
  Legal & General Group Plc                13,223         23,730
  Liberty International Plc*                  500          6,109
  Lloyds TSB Group Plc                     11,368         91,170
  Logicagmg Plc                             1,500          6,881
  Man Group Plc                               600         15,692
  Marks & Spencer Plc                       4,588         23,736
  MFI Furniture Group Plc                   1,200          3,244
  Misys Plc                                 1,100          4,170
  Mitchells & Butlers Plc                   1,059          4,265
  National Grid Transco Plc                 6,278         44,981
  National Power Plc                        2,300          5,085
  Next Plc                                    600         12,061
  Pearson Plc                               1,633         18,183
  Peninsular & Orient Steam Navigation      1,500          6,176
  Persimmon Plc                               500          4,807
  Pilkington                                2,000          3,428
  Provident Financial Plc                     500          5,822
  Prudential Plc                            4,122         34,847
  Rank Group Plc                            1,200          5,999
  Rechitt Benckiser Plc                     1,230         27,832
  Reed Elsevier Plc                         2,622         21,932
  Rentokil Initial Plc                      3,773         12,833
  Reuters Group Plc                         2,900         12,200
  Rexam Plc                                   900          6,892
  Rio Tinto Plc Reg                         2,157         59,581
  RMC Group Plc                               500          6,243
  Rolls Royce Plc                           3,000          9,519
  Royal Bank of Scotland Group Plc          5,690        167,661
  Royal Sun Alliance Ins. Group             2,900          4,581
  Safeway Plc                               2,100         10,676
  Sage Group Plc                            2,500          7,865
  Sainsbury (J) Plc                         2,934         16,427
  Schroders Plc                               300          3,394
  Scot & Newcastle                          1,600         10,834
  Scottish & Southern Energy                1,748         21,059
  Scottish Power Plc                        3,762         25,069
  Severn Trent Plc                            700          9,386
  Shell Transport & Trading Co             19,676        146,352
  Signet Group Plc                          3,500          6,454
  Slough Estates Plc                          800          6,291
  Smith & Nephew Plc                        1,934         16,246
  Smiths Group Plc                          1,159         13,714
  Streettracks dj GLBL Titans               9,590        587,100
  Tate & Lyle                                 800          4,461
  Taylor Woodrow Plc                        1,100          5,258
  Tesco Plc                                14,680         67,735
  Thorn EMI                                 1,600          4,547
  Tomkins Plc                               1,600          7,662
  Unilever Plc                              5,653         52,698
  United Business Media Plc*                  700          6,140
  United Utilities Plc                      1,165         10,334
  Vodafone Group Plc                      138,584        343,600
  Whitbread Plc                               600          7,723
  William Hill Plc                            700          5,351
  Wolseley Plc                              1,227         17,352
  WPP Group Plc                             2,410         23,664

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           SHARES        VALUE
                                         -----------------------
UNITED KINGDOM - 31.06% (CONTINUED)
  Yorshire Water Plc                          800    $     6,717
                                                     -----------
                                                       5,143,050
                                                     -----------
    Total Common Stocks
       (cost $12,084,698)                             15,708,955
                                                     -----------

UNIT INVESTMENT TRUST - 3.94%
  iShares MSCI EAFE Index Fund*             4,776        653,262
                                                     -----------
    Total Unit Investment Trust
       (cost $540,169)                                   653,262
                                                     -----------
SHORT-TERM INVESTMENTS - .37%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - .37%                                61,638    $    61,638
                                                     -----------
    Total Short-Term Investments
       (cost $61,638)                                     61,638
                                                     -----------
TOTAL INVESTMENTS - 99.15%
  (cost $12,686,505)(1)                               16,423,855
                                                     -----------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 9.63%                                   1,594,518
                                                     -----------
OTHER ASSETS AND LIABILITIES - (8.78%)                (1,453,872)
                                                     -----------
TOTAL NET ASSETS - 100.00%                           $16,564,501
                                                     ===========

*    Non-income producing

(1) For federal income tax purposes, cost is $13,282,471 and gross unrealized appreciation and depreciation of securities as of December 31, 2003 was $3,162,900 and
    ($21,516), respectively, with a net appreciation / depreciation of $3,141,384.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $711,863, $1,594,518, and $521,722, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
EAFE INTERNATIONAL INDEX PORTFOLIO         FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS
   Investments in securities, at value           $ 16,423,855
   Cash                                                   114
   Collateral for securities loaned,
   at fair value                                    1,594,518
   Receivables:
      Shares sold                                         979
      Securities sold                               1,093,718
      Interest and dividends                           42,690
   Receivable from Adviser                            197,088
   Prepaid expenses and other                             523
                                                 ------------
                                                   19,353,485
                                                 ------------
LIABILITIES
   Payables:
      Investment securities purchased               1,095,265
      Shares redeemed                                      23
      Payable upon return of securities loaned      1,594,518
      Directors' fees                                     799
      Custodian fees                                   43,736
      Fund accounting fees                             14,000
      Professional fees                                15,609
      Royalty fees                                     21,528
      Other accrued expenses                            3,506
                                                 ------------
                                                    2,788,984
                                                 ------------
NET ASSETS*
   Paid-in capital                                 12,650,003
   Accumulated undistributed net
      investment income                               348,617
   Accumulated net realized gain / (loss)
      on investments and futures contracts           (169,103)
   Net unrealized appreciation / (depreciation)
      on investments, futures contracts,
      and foreign currency translations             3,734,984
                                                 ------------
                                                 $ 16,564,501
                                                 ============

 Shares authorized ($.10 par value)                20,000,000
 Shares outstanding                                   257,175
 Net asset value, offering and
     redemption price per share                  $      64.41
 Investments at cost                             $ 12,686,505
*FEDERAL TAX DATA
   Undistributed ordinary income                 $    773,273
   Undistributed long-term gains                 $      1,847
   Unrealized appreciation                       $ 3,141,384

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
   Interest                                      $     2,236
   Dividends                                         513,196
   Foreign dividend taxes withheld                   (64,343)
   Other income                                          215
                                                 -----------
                                                     451,304
                                                 -----------
EXPENSES
   Advisory fees                                      90,509
   Administration expenses                            16,162
   Custodian fees and expenses                       172,035
   Fund accounting fees                               76,619
   Professional fees                                  13,402
   Directors' fees                                     1,181
   Transfer agent fees                                 9,166
   Royalty fee                                        18,980
                                                 -----------
                                                     398,054
   Reimbursements and waivers                       (293,001)
                                                 -----------
                                                     105,053
                                                 -----------
NET INVESTMENT INCOME / (LOSS)                       346,251
                                                 -----------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                   (113,522)
                                                 -----------
                                                    (113,522)
                                                 -----------
   Net change in unrealized appreciation /
      (depreciation) on investments,
      futures contracts, and foreign
      currency translations                        3,703,209
                                                 -----------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                   3,589,687
                                                 -----------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                    $ 3,935,938
                                                 ===========

TRANSACTIONS WITH AFFILIATES:

            PERCENT OF CURRENT
             NET ASSET VALUE
-------------------------------------
             ADMINISTRATION  EXPENSE
ADVISORY FEE      FEE        LIMIT(1)   WAIVER   REIMBURSEMENT
--------------------------------------------------------------
   0.56%          0.10%      0.69%(2)   $ 6,465    $ 286,536

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.
(2) The Adviser agreed to temporarily waive its fees and/or reimburse expenses of the portfolio, to the extent necessary to limit all expenses to 0.65% of the average daily net assets of the portfolio until December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                   PERIOD FROM
                                                NOVEMBER 12, 2002
                                     YEAR ENDED        TO
                                    DECEMBER 31,   DECEMBER 31,
                                    ---------------------------
                                     2003          2002
                                    ---------------------------
OPERATIONS
   Net investment income/(loss)     $   346,251   $    87,181
   Net realized gain/(loss) on
   investments and futures             (113,522)      313,314
   Net change in unrealized
   appreciation/(depreciation)
   on investments, futures
   contracts, and foreign
   currency translations              3,703,209        34,141
                                    -----------   -----------
                                      3,935,938       434,636
                                    -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS*
 Net investment income                  (85,175)           --
 Net realized gain
 on investments                        (368,895)           --
                                    -----------   -----------
                                       (454,070)           --
                                    -----------   -----------
FUND SHARE TRANSACTIONS
 Proceeds from shares sold           13,109,321    39,392,251
 Reinvestment of distributions          454,070            --
 Payments for shares redeemed       (22,714,310)     ,593,335)
                                    -----------   -----------
                                     (9,150,919)   21,798,916
                                    -----------   -----------
NET INCREASE/(DECREASE)
IN NET ASSETS                        (5,669,051)   22,233,552
NET ASSETS
   Beginning of period               22,233,552            --
                                    -----------   -----------
   End of period                    $16,564,501   $22,233,552
                                    ===========   ===========
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME               $   348,617   $    87,181
                                    ===========   ===========

FUND SHARE TRANSACTIONS
 Sold                                   265,111       787,893
 Reinvestment of distributions           10,026            --
 Redeemed                              (466,317)     (339,538)
                                    -----------   -----------
  Net increase/(decrease)
  from fund share transactions         (191,180)      448,355
                                    ===========   ===========
TOTAL COST OF PURCHASES OF:
   Common Stocks                       ,664,501   $38,157,769
                                    -----------   -----------
                                    $11,664,501   $38,157,769
                                    ===========   ===========

TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                    $21,514,240   $17,529,503
                                    -----------   -----------
                                    $21,514,240   $17,529,503
                                    ===========   ===========

*TAX CHARACTER OF
DISTRIBUTIONS PAID
   Ordinary income                  $   454,070   $        --
                                    -----------   -----------
                                    $   454,070   $        --
                                    ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                        LEHMAN AGGREGATE BOND INDEX PORTFOLIO

OBJECTIVE - Seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index (the "Index").

STRATEGY - The Summit Pinnacle Lehman Aggregate Bond Index Portfolio (the "Portfolio") will invest at least 80% of the value of its assets in obligations issued or guaranteed by the U.S. Government, publicly-traded debt securities rated BBB- or BAA3 or higher by a national rating agency, or cash and cash equivalents. Up to 20% of the Portfolio's total assets may be invested in financial futures or options contracts. The Portfolio will not purchase bonds rated below investment grade.

MANAGER'S COMMENTS:

For the period ended December 31, 2003, the Portfolio's total return since inception was 1.70% (before the impact of any product or contract-level fees). This compares to a 2.68% total return for the Index. The difference of 0.98% is referred to as "tracking error" and is largely attributed to the Portfolio's 0.60% operating expense ratio for the period. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; holding security positions in amounts that are different than the weightings in the Index; and the fact that the Portfolio is only a sample of the Index verses a complete replica, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. Accordingly, the Portfolio met its objectives for the period presented.

                                    FUND DATA

     Manager:                          Team Managed
     Inception Date:                   April 1, 2003
     Total Net Assets:                 $10.30 Million
     Number of Holdings:               45
     Average Duration:                 4.7 years
     Average Maturity:                 13.2 years
     Average Credit Quality:           AAA/Aaa
     Current Yield:                    3.94%

                                QUALITY BREAKDOWN

                                  (% OF PORTFOLIO)
                                  ----------------
     AAA                                 76%
     AA                                   4%
     A                                   14%
     BBB                                  6%

[CHART]

                               SECTOR ALLOCATIONS

U.S. Treasuries & Agency Obligations               35.3%
Mortgage & Asset Backed Securities                 36.5%
Corporate Bonds & Notes                            24.3%
Short-Term & Other                                  3.9%

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
FINANCIAL HIGHLIGHTS    LEHHMAN AGGREGATE BOND INDEX PORTFOLIO

                                                   PERIOD FROM
                                                 APRIL 1, 2003(1)
                                                  TO DECEMBER 31,
                                                       2003
                                                    ---------
Net asset value, beginning of period                 $ 50.00
                                                     -------
Investment Activities:
   Net investment income / (loss)                       1.32
   Net realized and unrealized gains / (losses)        (0.49)
                                                     -------
Total from Investment Activities                        0.83
                                                     -------
DISTRIBUTIONS:
Net investment income                                  (1.05)
                                                     -------
Total Distributions                                    (1.05)
                                                     -------
Net asset value, end of period                       $ 49.78
                                                     =======
Total return                                            1.70%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (2)       0.60%(3)
Ratio of expenses to average net assets - gross         1.10%(3)
Ratio of net investment income/(loss)
 to average net assets                                  2.83%(3)
Portfolio turnover rate                                31.94%(3)
Net assets, end of period (000's)                    $10,296

(1)  COMMENCEMENT OF OPERATIONS.
(2)  NET EXPENSES REPRESENT GROSS EXPENSES REDUCED BY FEES
     WAIVED AND/OR REIMBURSED BY THE ADVISER.
(3)  ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
LEHMAN AGGREGATE BOND INDEX PORTFOLIO    SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003

                                       PRINCIPAL         VALUE
                                      ---------------------------
U.S. TREASURY OBLIGATIONS - 22.43%
U.S. TREASURY NOTES & BONDS - 22.43%
  6.500% due 05/15/05                  $  775,000     $   828,281
  6.250% due 02/15/07                     350,000         390,141
  5.500% due 02/15/08                     350,000         385,875
  6.250% due 08/15/23                     530,000         604,097
  5.250% due 11/15/28                     100,000         100,723
                                                      -----------
    Total U.S. Treasury Obligations
       (cost $2,325,265)                                2,309,117
                                                      -----------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 12.84%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 12.84%
  3.500% due 09/15/07                   1,300,000       1,322,450
                                                      -----------
    Total U.S. Government Agency
    Obligations (cost $1,329,568)                       1,322,450
                                                      -----------

SOVEREIGN GOVERNMENT BONDS - .93%
  Republic of Italy
     (2.500% due 07/15/08)                100,000          95,747
                                                      -----------
    Total Sovereign Government Bonds
       (cost $99,521)                                      95,747
                                                      -----------

MORTGAGE-BACKED SECURITIES - 34.81%
  FGCI (5.000% due 05/01/18)              178,816         182,386
  FGCI (4.500% due 09/01/18)              293,694         294,001
  FNCI (5.000% due 11/01/17)              392,827         401,125
  FNCI (5.500% due 08/01/18)              389,242         403,825
  FNCL (6.000% due 11/01/32)            1,640,109       1,696,057
  FNCL (5.500% due 11/01/33)              497,252         503,979
  FNRE (6.500% due 04/01/23)               96,942         102,879
                                                      -----------
    Total Mortgage-Backed Securities
       (cost $3,592,023)                                3,584,252
                                                      ----------

ASSET-BACKED SECURITIES - 1.67%
PRIVATE SECTOR - 1.67%
  Countrywide
     (6.815% due 01/25/29)                 65,321          68,834
  Vanderbilt Acquisition Loan Trust
     (5.700% due 09/07/23)                100,000         103,101
                                                      -----------
    Total Asset-Backed Securities
       (cost $174,024)                                    171,935
                                                      -----------

CORPORATE BONDS AND NOTES - 24.33%
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 2.79%
  Citigroup Capital
     (7.750% due 12/01/36)                100,000         112,673
  Key Bank
     (5.000% due 07/17/07)                 80,000          85,794
  Merrill Lynch
     (6.375% due 10/15/08)                 80,000          88,924
                                                      -----------
                                                          287,391
                                                      -----------
CAPITAL GOODS - 2.43%
  Eaton Corp.
     (5.750% due 07/15/12)             $   80,000     $    84,920
  Masco Corp
     (5.875% due 07/15/12)                 80,000          85,104
  Pitney Bowes Inc.
     (4.625% due 10/01/12)                 80,000          79,682
                                                      -----------
                                                          249,706
                                                      -----------

CONSUMER NON-DURABLE - 3.51%
  Campbell Soup Co.
     (5.875% due 10/01/08)                 80,000          87,709
  Cargill Inc.(2)
     (6.250% due 05/01/06)                 80,000          86,591
  E.W. Scripps Co
     (5.750% due 07/15/12)                 80,000          85,496
  UPM-Kymmene Corp.(2)
     (5.625% due 12/01/14)                100,000         102,053
                                                      -----------
                                                          361,849
                                                      -----------

ENERGY - 5.37%
  Colonial Pipeline Co.
     (6.580% due 08/28/32)                100,000         108,167
  Commonwealth Edison
     (6.150% due 03/15/12)                 80,000          87,282
  Conoco Funding Co.
     (6.350% due 10/15/11)                 80,000          89,693
  Devon Financing Corp.
     (6.875% due 09/30/11)                 80,000          90,714
  Keyspan Corp.
     (7.250% due 11/15/05)                 80,000          87,174
  Public Service Inc.
     (6.625% due 02/15/11)                 80,000          89,975
                                                      -----------
                                                          553,005
                                                      -----------

FINANCE - 3.33%
  American General Finance
     (5.375% due 09/01/09)                 80,000          85,423
  General Electric Capital Corp
     (6.125% due 02/22/11)                 80,000          88,009
  Household Finance Corp.
     (5.875% due 02/01/09)                 80,000          86,877
  TIAA Global Market(2)
     (4.125% due 11/15/07)                 80,000          82,351
                                                      -----------
                                                          342,660
                                                      -----------

HEALTH CARE - .87%
  Amgen Inc.
     (6.500% due 12/01/07)                 80,000          89,960
                                                      -----------
MEDIA & CABLE - 1.04%
  Comcast Corp.
     (5.850% due 01/15/10)                100,000         106,771
                                                       ----------
MANUFACTURING - 1.72%
  Alcoa Inc.
     (7.375% due 08/01/10)                 80,000          93,778
  Weyerhauser Co.
     (5.250% due 12/15/09)                 80,000          83,080
                                                      -----------
                                                          176,858
                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     PRINCIPAL          VALUE
                                   -----------------------------
TELECOMMUNICATIONS - 2.47%
  Citizen Communications
     (9.250% due 05/15/11)
  GTE North Inc.
     (6.940% due 04/15/28)             $   80,000     $    83,936
  Sprint Capital Corp.
     (6.000% due 01/15/07)                 80,000          85,443
  Verizon Wireless
     (5.375% due 12/15/06)                 80,000          85,368
                                                      -----------
                                                          254,747
                                                      -----------
TRANSPORTATION - .80%
  CSX Corp.
    (4.875% due 11/01/09)                 80,000          82,706
                                                      ----------
    Total Corporate Bonds & Notes
       (cost $2,501,145)                               2,505,653
                                                      ----------

                                             SHARES       VALUE
                                           ----------------------
UNIT INVESTMENT TRUST - 1.49%
  *iShares Lehman Aggregate Bond Fund         1,500  $   153,225
                                                     -----------
    Total Unit Investment Trust
       (cost $152,125)                                   153,225
                                                     -----------

SHORT-TERM INVESTMENTS - .58%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - .58%                                  59,221       59,221
                                                     -----------
    Total Short-Term Investments
       (cost $59,221)                                     59,221
                                                     -----------
TOTAL INVESTMENTS - 99.08%
   (cost $10,232,892)(1)                              10,201,600
                                                     -------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(3) - 27.00%                                  2,779,225
                                                     -----------
OTHER ASSETS AND LIABILITIES - (26.08%)               (2,684,850)
                                                     -----------
TOTAL NET ASSETS - 100.00%                           $10,295,975
                                                     ===========

*    Non-income producing.

(1) For federal income tax purposes, cost is $10,232,892 and gross unrealized appreciation and depreciation of securities as of December 31, 2003 was $30,313 and ($61,605),
     respectively, with a net appreciation / depreciation of ($31,292).

(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $3,844,399, $2,779,225, and $1,137,882, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
LEHMAN AGGREGATE BOND INDEX PORTFOLIO      FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS
   Investments in securities, at value             $ 10,201,600
   Collateral for securities loaned,
      at fair value                                   2,779,225
   Receivables:
      Shares sold                                         2,245
      Interest and dividends                            105,287
   Receivable from Adviser                               10,084
   Prepaid expenses and other                               238
                                                   ------------
                                                     13,098,679
                                                   ------------
LIABILITIES
   Payables:
      Shares redeemed                                         8
      Payable upon return of securities loaned        2,779,225
      Bank overdraft                                      1,440
      Directors' fees                                       559
      Custodian fees                                        204
      Fund accounting fees                                7,539
      Professional fees                                  11,983
      Other accrued expenses                              1,746
                                                   ------------
                                                      2,802,704
                                                   ------------
NET ASSETS*
   Paid-in capital                                   10,337,263
   Accumulated undistributed
      net investment income                              55,143
   Accumulated net realized gain / (loss)
      on investments and futures contracts              (65,139)
   Net unrealized appreciation /
      (depreciation) on investments                     (31,292)
                                                   ------------
                                                   $ 10,295,975
                                                   ============

 Shares authorized ($.10 par value)                  20,000,000
 Shares outstanding                                     206,812
 Net asset value, offering and
     redemption price per share                   $      49.78
 Investments at cost                              $ 10,232,892
*FEDERAL TAX DATA
   Undistributed ordinary income                  $     55,143

          CAPITAL LOSS CARRYFORWARD EXPIRING DECEMBER 31,:
----------------------------------------------------------
                                      2011
                                   ----------
                                   $ (65,139)

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2003

INVESTMENT INCOME
   Interest                                    $262,248
   Dividends                                        844
   Other income                                   2,354
                                               --------
                                                265,446
                                               --------
EXPENSES
   Advisory fees                                 23,262
   Administration expenses                        7,754
   Custodian fees and expenses                      550
   Fund accounting fees                          32,725
   Professional fees                             12,775
   Directors' fees                                1,238
   Transfer agent fees                            5,651
   Other expenses                                 1,438
                                               --------
                                                 85,393
                                               --------
   Reimbursements and waivers                   (39,168)
                                               --------
                                                 46,225
                                               --------
NET INVESTMENT INCOME / (LOSS)                  219,221
                                               --------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain/(loss) on investments
      and options                               (11,332)
                                               --------
   Net change in unrealized appreciation /
      (depreciation) on investments             (31,292)
                                               --------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                (42,624)
                                               --------
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS                  $176,597
                                               ========

TRANSACTIONS WITH AFFILIATES:

          PERCENT OF CURRENT
            NET ASSET VALUE
-------------------------------------
ADVISORY  ADMINISTRATION  EXPENSE
  FEE          FEE        LIMIT(1)  WAIVER   REIMBURSEMENT
-----------------------------------------------------------
    0.30%      0.10%       0.30%     $ --     $ 39,168

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS PERIOD FROM APRIL 1, 2003 TO DECEMBER 31,
2003

OPERATIONS
   Net investment income/(loss)           $   219,221
   Net realized gain / (loss)
   on investments and futures                 (11,332)
   Net change in unrealized
   appreciation/(depreciation)
   on investments                             (31,292)
                                          -----------
                                              176,597
                                          -----------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                     (217,885)
                                          -----------
                                             (217,885)
                                          -----------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold               10,766,846
   Reinvestment of distributions              217,885
   Payments for shares redeemed              (647,468)
                                          -----------
                                           10,337,263
                                          -----------
NET INCREASE/(DECREASE)
IN NET ASSETS                              10,295,975
NET ASSETS
                                          -----------
   End of period                          $10,295,975
                                          ===========
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME                     $    55,143
                                          ===========
FUND SHARE TRANSACTIONS
   Sold                                       215,438
   Reinvestment of distributions                4,423
   Redeemed                                   (13,049)
                                          -----------
   Net increase/(decrease) from
   fund share transactions                    206,812
                                          ===========
TOTAL COST OF PURCHASES OF:
   U.S. Government Securities              $9,445,137
   Corporate Bonds                          3,118,814
                                          -----------
                                          $12,563,951
                                          ===========
TOTAL PROCEEDS FROM SALES OF:
   U.S. Government Securities              $1,695,122
   Corporate Bonds                            708,215
                                          -----------
                                           $2,403,337
                                          ===========
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                           $217,885
                                          -----------
                                             $217,885
                                          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                            NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2003

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc., ("Summit Mutual Funds"), is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The shares of the Pinnacle Series (the
"Series") are sold only to insurance companies and their separate accounts to fund the benefits under certain variable insurance products. The results of the Series presented exclude the additional fees and expenses of variable annuity or variable life insurance contracts. The Series' shares are offered in nine different portfolios - Zenith Portfolio, Bond
Portfolio, S&P 500 Index Portfolio, S&P MidCap 400
Index Portfolio, Balanced Index Portfolio, Nasdaq-100
Index Portfolio, Russell 2000 Small Cap Index
Portfolio, EAFE International Index Portfolio, and
Lehman Aggregate Bond Index Portfolio (individually
"Portfolio", collectively "Portfolios"). The Zenith
Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The
S&P 500 Index Portfolio, S&P MidCap 400 Index
Portfolio, Russell 2000 Small Cap Index Portfolio,
Nasdaq-100 Index Portfolio, and EAFE International
Index Portfolio seek investment results that correspond to the total return performance of common stocks as represented by their respective index. The
Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond
Index. The Lehman Aggregate Bond Index Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The results of the Portfolio(s) for your investment product are included herein.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each
Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows:
Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National
Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors.
Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -
Securities transactions are recorded on the trade date (the date the order to buy or sell is executed).
Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.
All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.

FEDERAL TAXES - It is the intent of Summit Mutual
Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies owned by the segregated asset accounts of a life insurance company, held in connection with variable annuity contracts, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded.

DISTRIBUTIONS - Distributions from net investment income in all fixed income Portfolios generally are declared and paid quarterly. Equity Portfolios generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective
Portfolio at the net asset value per share.

The amount of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These
"book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of Summit Mutual Funds are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Portfolio based on specific identification.

FOREIGN CURRENCY - Summit Mutual Funds' accounting records are maintained in U.S. dollars. All
Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus.
Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market.
Summit Mutual Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

FUTURES CONTRACTS AND PORTFOLIO SECURITIES LOANED -
S&P 500 Index Portfolio, S&P MidCap 400 Index
Portfolio, Balanced Index Portfolio, Nasdaq-100 Index
Portfolio, Russell 2000 Small Cap Index Portfolio, and EAFE International Index Portfolio (collectively, the "Index Portfolios") may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The
Index Portfolios may invest up to 20% of their assets in such futures and/or options, except that until each Portfolio reaches $25 million (or $50 million in the case of the Nasdaq-100 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, and the EAFE
International Index Portfolio), it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Index Portfolios enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Index Portfolios agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract
(known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Index Portfolios invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Index Portfolios is that the change in the value in the underlying securities may not correlate to the value of the contracts.

The Portfolios currently lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in "Other Income" on the Statement of Operations. Collateral is maintained at not less than 100% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the Portfolios could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Portfolios may accept noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

ADVISORY FEES - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc.
(the "Adviser") under terms of an Investment Advisory
Agreement (the "Agreement"). Certain officers and directors of the Adviser are affiliated with the Fund. The Fund pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis.

ADMINISTRATION FEES - Summit Mutual Funds pays the
Adviser to perform certain administration services.
The Fund shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of the Fund.

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from Summit Mutual
Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of The Union Central Life Insurance
Company ("Union Central").

SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES:

We have audited the accompanying statements of assets and liabilities of Summit Mutual Funds, Inc. -
Pinnacle Series (the "Funds"), comprising the Zenith
Portfolio, Bond Portfolio, S&P 500 Index Portfolio,
S&P MidCap 400 Index Portfolio, Balanced Index
Portfolio, Nasdaq-100 Index Portfolio, Russell 2000
Small Cap Index Portfolio, EAFE International Index
Portfolio, and Lehman Aggregate Bond Index Portfolio, including the schedules of investments, as of December 31, 2003, the related statements of operations for the period then ended , and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Summit Mutual
Funds, Inc.- Pinnacle Series as of December 31, 2003, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Chicago, Illinois
February 13, 2004

              SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                   MANAGEMENT OF THE FUND
                          Directors and Officers
Independent Directors

                                     Term of                            Number of
                                      Office                            Portfolios
                                       and                               in Fund
                                      Length         Principal           Complex
                        Position(s)     of          Occupation           Overseen      Other
                          with the     Time           During                by      Directorships
Name, Address and Age(1)    Fund      Served      Past Five Years        Director  Held by Director
---------------------    ---------   --------  ---------------------     --------  ----------------
George M. Callard, M.D.   Director   Director  Professor of Clinical        22
(Age 70)                             since     Surgery, University
                                      1987     of Cincinnati

Theodore H. Emmerich      Director   Director  Consultant; former Partner,  22     American Financial
(77)                                 since     Ernst & Whinney,                    Group
                                     1987      Accountants


Yvonne L. Gray            Director   Director  Chief Operating Officer,     22
(52)                                 since     United Way and Community
                                     1999      Chest(Social Services
                                               Provider); prior thereto,
                                               Vice President/ Trust
                                               Operations Officer,
                                               Fifth Third Bank;
                                               former Audit Manager,
                                               Price Waterhouse
                                               (Accounting Firm)

David C. Phillips         Director   Director  Co-Founder and Treasurer,    22     Meridian
(65)                                 since     Cincinnati Works Inc.               Bioscience, Inc.;
                                     2001      (Job Placement); prior              Cintas, Inc.
                                               thereto, Chief Executive
                                               Officer, Downtown
                                               Cincinnati Inc. (Economic
                                               Revitalization of
                                               Cincinnati)

Mary W. Sullivan          Director   Director  Attorney, Peck, Shaffer &    22     Franklin Savings
(47)                                 since     Williams LLP (Law Firm)             and Loan Co.;
                                     2001                                          First Franklin
                                                                                   Corporation

Interested Directors and Officers

                                     Term of                            Number of
                                      Office                            Portfolios
                                       and                               in Fund
                                      Length         Principal           Complex
                        Position(s)     of          Occupation           Overseen      Other
                          with the     Time           During                by      Directorships
Name, Address and Age(1)    Fund      Served      Past Five Years        Director  Held by Director
---------------------    ---------   --------  ---------------------     --------  ----------------

Steven R. Sutermeister*   Director,  Director  Senior Vice President,       23     Carillon
(50)                      President  since     Union Central; President            Investments, Inc;
                          and Chief  1999      and Chief Executive                 Summit Investment
                          Executive            Officer, Adviser.                   Partners, Inc.;
                          Officer                                                  Union Central
                                                                                   Mortgage Funding
                                                                                   Inc.

John F. Labmeier          Vice       Officer   Vice President, Associate    NA      NA
1876 Waycross Road        President  since     General Counsel and
Cincinnati, OH 45240      and        1990      Assistant Secretary,
(54)                      Secretary            Union Central; Vice
                                               President and Secretary,
                                               Carillon Investments,
                                               Inc.; Secretary, Adviser

Thomas G. Knipper         Controller Officer   Treasurer, Adviser           NA      NA
(46)                      and        since
                          Treasurer  1995

John M. Lucas             Assistant  Officer   Second Vice President,       NA      NA
1876 Waycross Road        Secretary  since     Counsel and Assistant
Cincinnati, OH 45240                 1990      Secretary, Union Central
(52)

----------
(1) Except as otherwise indicated, the business of each listed person is 312 Elm St., Ste. 1212, Cincinnati,
     OH 45202.
* Mr. Sutermeister may be considered to be an interested person" of the Fund (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.

THE SUMMIT PINNACLE SERIES IS DISTRIBUTED TO INSURANCE
COMPANY SEPARATE ACCOUNTS AVAILABLE IN VARIABLE ANNUITY
AND VARIABLE UNIVERSAL LIFE INSURANCE PRODUCTS.
THE PINNACLE SERIES CONSISTS OF THE FOLLOWING PORTFOLIOS:

      EQUITY INDEX ACCOUNTS
      S&P 500 INDEX PORTFOLIO
      S&P MIDCAP 400 INDEX PORTFOLIO
      RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
      NASDAQ-100 INDEX PORTFOLIO
      EAFE INTERNATIONAL INDEX PORTFOLIO

      FIXED INCOME & BALANCED INDEX ACCOUNT
      BALANCED INDEX PORTFOLIO
      LEHMAN AGGREGATE BOND INDEX PORTFOLIO

      MANAGED ACCOUNTS
      ZENITH PORTFOLIO
      BOND PORTFOLIO

THE SUMMIT APEX SERIES IS A NO-LOAD FAMILY OF MUTUAL FUNDS INTENDED FOR INSTITUTIONAL AND RETAIL ACCOUNTS. FOR MORE COMPLETE INFORMATION ABOUT THE SUMMIT MUTUAL FUNDS' APEX SERIES, INCLUDING CHARGES AND EXPENSES, CALL 888-259-7565
FOR A PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY. SUMMIT MUTUAL FUNDS ARE DISTRIBUTED
BY CARILLON INVESTMENTS, INC., CINCINNATI, OHIO, MEMBER SIPC. THE APEX SERIES CONSISTS OF THE FOLLOWING FUNDS:

      EQUITY INDEX ACCOUNTS
      NASDAQ-100 INDEX FUND
      TOTAL SOCIAL IMPACT FUND

      MANAGED ACCOUNTS
      EVEREST FUND
      BOND FUND
      SHORT-TERM GOVERNMENT FUND
      HIGH YIELD BOND FUND

      STABLE VALUE ACCOUNT
      MONEY MARKET FUND

PLEASE VISIT OUR WEBSITE AT www.summitfunds.com
TO LEARN MORE ABOUT THE SUMMIT MUTUAL FUNDS.


[SUMMIT MUTUAL FUNDS LOGO]


SMFI 231PINNACLE 12/03

ITEM 2.   CODE OF ETHICS

As of the end of the period covered by this report (December 31, 2003), the Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer/controller.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

The Audit Committee of the Summit Mutual Funds, Inc. Board of Directors has named the following financial experts:

     - Theodore H. Emmerich, Independent Director
     - Yvonne L. Gray, Independent Director
     - David C. Phillips, Independent Director

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                            Fiscal Year Ended 12/31
                                            -----------------------
                                              2003           2002
                                            --------       --------
(a) Audit Fees                              $ 95,500       $108,000
(b) Audit-related Fees                             -              -
(c) Tax Fees                                       -              -
(d) All Other Fees                                 -              -
(e) (1) Pre-approval Policy* (see below)
(e) (2) % above that were pre-approved             0%             0%
(f) If greater than 50%, disclose hrs.           N/A            N/A
(g) Non-audit fees rendered to Adviser
    (or affiliate that provided services
     to the Funds).                                -              -
(h) Disclose whether the Audit Committee
    has considered whether the provisions
    of non-audit services rendered to the
    Adviser that were NOT pre-approved is
    compatible with maintaining the
    auditor's independence.                      Yes            Yes

*(e) (1) The following discloses the audit committee's pre-approval policies and procedures, as set forth in the Audit Committee Charter:

     "(c) The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Fund by the Accountant, including the fees therefor. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (c) shall be presented to the full Committee at its next scheduled meeting.

      (d) Pre-approval for a non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Fund to the Accountant in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

      (e) The Committee shall pre-approve the Accountant's engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Fund in accordance with paragraph (c) above, if the engagement relates directly to the operations and financial reporting of the Fund, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Accountant by the Fund, the Adviser and any affiliate of the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception)."

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.   [RESERVED]

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
          CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES

(a) The Registrant's President and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

          (1)  Code of Ethics, filed herewith.

          (2) Certifications pursuant to Rule 30a-2(a) under the Act, filed herewith.

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Summit Mutual Funds, Inc.

By:   /s/ Steven R. Sutermeister
      -------------------------------------------
      Steven R. Sutermeister, President

Date:   March 9, 2004
      -------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Steven R. Sutermeister
      -------------------------------------------
      Steven R. Sutermeister, President

Date:   March 9, 2004
      -------------------------------------------

By:   /s/ Thomas G. Knipper
      -------------------------------------------
      Thomas G. Knipper, Treasurer

Date:   March 9, 2004
      -------------------------------------------